Registration No. 333-45039

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 8

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28

Massachusetts Mutual Variable Annuity Separate

Account 4

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111

(Address of Depositor’s Principal Executive Offices)

(413) 788-8411

Robert Liguori

Senior Vice President and Deputy General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts 01111

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    Continuous.

☐	It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☒	on May 1, 2004 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a) of Rule 485.

☐	on (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CROSS REFERENCE TO ITEMS

REQUIRED BY FORM N-4

N-4 Item	Caption in Prospectus
1	Cover Page

2	Index of Special Terms

3	Table of Fees and Expenses

4	Condensed Financial Information; Performance

5	The Company; Investment Choices

6	Expenses; Distribution

7	Ownership; Purchasing a Certificate; Voting Rights; Reservation of Rights; Certificate Value; Cover Page

8	The Income Phase

9	Death Benefit

10	Certificate Value; Distribution

11	Highlights; Withdrawals

12	Taxes

13	Legal Proceedings

14	Additional Information Caption in Statement of Additional Information

Caption in Statement of Additional Information
15	Cover Page

16	Table of Contents

17	Company

18	Distribution; Experts; Custodian

19	Purchase of Securities Being Offered

20	Distribution

21	Not applicable

22	Annuity Payments

23	Financial Statements

PART A

INFORMATION REQUIRED IN A PROSPECTUS

Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

Panorama Premier Variable Annuity

This prospectus describes the individual certificates issued under the Panorama Premier deferred group variable annuity contract offered by Massachusetts Mutual Life Insurance Company. This certificate provides for accumulation of certificate value and annuity payments on a fixed and variable basis.

You, the participant, have a number of investment choices in this certificate. These investment choices include three fixed account options as well as the following funds which are offered through our separate account, Massachusetts Mutual Variable Annuity Separate Account 4.

AIM Variable Insurance Funds

•	INVESCO VIF – Financial Services Fund (Series I Shares)
•	INVESCO VIF – Health Sciences Fund (Series I Shares)
•	INVESCO VIF – Technology Fund (Series I Shares)

American Century® Variable Portfolios, Inc.

•	American Century VP Income & Growth Fund
•	American Century VP Value Fund

American Funds Insurance Series®

•	American Funds® Asset Allocation Fund (Class 2)
•	American Funds® Growth-Income Fund (Class 2)

Calvert Variable Series, Inc.

•	Calvert Social Balanced Portfolio

Fidelity® Variable Insurance Products Fund

•	VIP Contrafund® Portfolio (Initial Class)
•	VIP Growth Opportunities Portfolio (Service Class)
•	VIP Growth Portfolio (Service Class)

Franklin Templeton Variable Insurance Products Trust

•	Franklin Small Cap Value Securities Fund (Class 2)
•	Templeton Foreign Securities Fund (Class 2)

Janus Aspen Series

•	Janus Aspen Balanced Portfolio (Institutional)
•	Janus Aspen Capital Appreciation Portfolio (Institutional)
•	Janus Aspen Worldwide Growth Portfolio (Institutional)

MFS® Variable Insurance TrustSM

•	MFS® Investors Trust Series
•	MFS® New Discovery Series

MML Series Investment Fund

•	MML Blend Fund
•	MML Emerging Growth Fund
•	MML Enhanced Index Core Equity Fund
•	MML Equity Fund
•	MML Equity Index Fund (Class I)
•	MML Growth Equity Fund
•	MML Inflation-Protected Bond Fund
•	MML Large Cap Value Fund

•	MML OTC 100 Fund
•	MML Small Cap Equity Fund
•	MML Small Cap Growth Equity Fund
•	MML Small Company Opportunities Fund

Oppenheimer Variable Account Funds

•	Oppenheimer Aggressive Growth Fund/VA
•	Oppenheimer Balanced Fund/VA
•	Oppenheimer Bond Fund/VA
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer High Income Fund/VA
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Money Fund/VA
•	Oppenheimer Strategic Bond Fund/VA

Panorama Series Fund, Inc.

•	Oppenheimer International Growth Fund/VA
•	Panorama Growth Portfolio
•	Panorama Total Return Portfolio

Scudder Investment Management VIT Funds

•	Scudder VIT EAFE® Equity Index Fund
•	Scudder VIT Small Cap Index Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Blue Chip Growth Portfolio
•	T. Rowe Price Equity Income Portfolio
•	T. Rowe Price Mid-Cap Growth Portfolio*

* (unavailable in certificates issued on or after May 1, 2004)

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Panorama Premier variable annuity.

To learn more about the Panorama Premier certificate, you can obtain a copy of the Statement of Additional Information (SAI), dated May 1, 2004. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page 41 of this prospectus. For a free copy of the SAI, or for general inquiries, call our Annuity Service Center at (800) 272-2216 (press 2) or write to: MassMutual Financial Group, Annuity Service Center HUB, P.O. Box 9067, Springfield, MA 01102-9067.

The certificate:

•	is not a bank or credit union deposit or obligation.
•	is not FDIC or NCUA insured.
•	is not insured by any federal government agency.
•	is not guaranteed by any bank or credit union.
•	may go down in value.

The SEC has not approved this certificate or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

May 1, 2004

Index Of Special Terms

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the certificate, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

Page

Accumulation Phase	10

Accumulation Unit	21

Annuitant	11

Annuity Date	30

Annuity Options	31

Annuity Payments	30

Annuity Service Center	1

Annuity Unit Value	31

Certificate	10

Certificate Anniversary	32

Contract Owner	11

Free Withdrawals	29

Income Phase	30

Non-Qualified	35

Participant	11

Purchase Payment	12

Qualified	35

Separate Account	13

Tax Deferral	10

Index of Special Terms

Highlights

The Prospectus and the Certificate. This prospectus describes general provisions of the certificate, but is not intended to address all details of the certificate. Where the prospectus and certificate differ, the certificate will control. You should read your certificate for more information about its terms and conditions. Your certificate may include state specific requirements which are not described in this prospectus. You may review a copy of the certificate upon request.

Free Look

You have a right to examine your certificate. If you change your mind about owning your certificate, you can cancel it within 10 days after receiving it. However, this time period may vary by state. When you cancel the certificate within this time period, we will not assess a contingent deferred sales charge. You will receive your certificate value as of the business day we receive your certificate and your written request at our Annuity Service Center. If you purchase this certificate as an IRA or your state requires it, we will return the greater of your purchase payments less any withdrawals you took, or the certificate value.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment from you. However, we may assess a contingent deferred sales charge if you withdraw any part of your certificate value or apply your certificate value to an annuity option. The amount of the contingent deferred sales charge depends on the amount of your purchase payments, the length of time since you made them and the amount of your withdrawal or the amount you apply to an annuity payment. The contingent deferred sales charge ranges from 7% to 0%.

Federal Income Tax Penalty

If you withdraw any of the certificate value from your non-qualified certificate, a 10% federal income tax penalty may be applied to the amount of the withdrawal that is includible in your gross income for tax purposes. Some withdrawals may be exempt from the penalty tax. They include any amounts:

•	paid on or after you reach age 59 1/2;

•	paid to your beneficiary after you die;

•	paid if you become totally disabled as that term is defined in the Internal Revenue Code;

•	paid in a series of substantially equal periodic payments made annually or more frequently, for life or your life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

•	paid under an immediate annuity; or

•	which come from purchase payments made before August 14, 1982.

The Internal Revenue Code (the Code) treats any withdrawals (1) allocable to purchase payments made after August 13, 1982 in an annuity contract entered into prior to August 14, 1982 and (2) from an annuity contract entered into after August 13, 1982, as first coming from earnings and then from your purchase payments. Separate tax penalties and restrictions apply to withdrawals under qualified certificates. Please refer to the Taxes section of this prospectus for more information.

Highlights

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the certificate.

I. The first table describes the fees and expenses that you will pay at the time that you transfer the value between investment choices, or surrender the certificate. We do not deduct a sales charge when we receive a purchase payment, but we may assess a contingent deferred sales charge as noted below. Premium taxes may also be deducted, but are not reflected below.

Participant Transaction Expenses

	Current	Maximum

Transfer Fee

During the Accumulation Phase	12 free transfers per calendar year, thereafter, the lesser of $20 or 2% of the amount transferred.*	12 free transfers per calendar year, thereafter, the lesser of $20 or 2% of the amount transferred.

*	Currently, any transfers you make by using our automated voice response system or the internet (subject to availability) as well as any transfers made as part of the Dollar Cost Averaging Program, the Interest Sweep Option, the DCA Fixed Accounts or the Automatic Rebalancing Program are not subject to the assessment of a transfer fee, and therefore, do not count toward your 12 free transfers every calendar year.

	Current	Maximum
Contingent Deferred Sales Charge
(as a percentage of amount withdrawn or applied to an annuity option)	0%-7%**	7% **

**	Contingent Deferred Sales Charge Schedule

Certificate Year Since Payment was Accepted	1	2	3	4	5	6	7	8 and later

Percentage	7%	6%	5%	4%	3%	2%	1%	0%

II. The next table describes fees and expenses you will pay periodically during the time you own the certificate, not including fees and expenses deducted by the funds you select.

Annual Certificate Maintenance Charge	Current	Maximum

	$30***	$60
***Currentlywaived if certificate value is $50,000 or greater when we are to assess the charge, although we reserve the right to raise this to $100,000 as stated in the certificate.

Separate Account Annual Expenses	Current	Maximum
(as a percentage of average account value)
Mortality and Expense Risk Charge	1.25%	1.25%
Administrative Charge	0.15%	0.25%

Total Separate Account Annual Expenses	1.40%	1.50%

Additional Participant Expenses for Elected Options

If you are under age 80 when we issue your certificate, for an additional charge you can elect the Ratchet Death Benefit as a replacement for the Basic Death Benefit which you automatically receive when you purchase the Panorama Premier certificate.

(Deducted quarterly as a percentage on an annual basis of the daily value of the assets in your investment choices)

	Current	Maximum

Ratchet Death Benefit	0.15%	0.35% if you were age 60 or less when issued the certificate 0.50% if you were age 61 through 70 when issued the certificate 0.70% if you were age 71 or older when issued the certificate

Table of Fees and Expenses

Annual Fund Operating Expenses

While you own the certificate, if your assets are invested in any of the sub-accounts, you will be subject to the fees and expenses charged by the fund in which that sub-account invests. The first table shows the minimum and maximum total operating expenses charged by any of the funds, expressed as a percentage of average net assets, for the year ended December 31, 2003. More detail concerning each fund’s fees and expenses that you may pay periodically during the time that you own the certificate, is contained in the second table below and each fund prospectus.

Charge	Minimum	Maximum
Total Annual Fund Operating Expenses that are deducted from fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses.	0.41%	2.28%

The following table provides more specific information about the total fund operating expenses of each fund. The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2003.

Investment Management Fees and Other Expenses

Fund Name	Management Fees	Other Expenses	12b-1 Fees		Total Fund Operating Expenses
American Century® VP Income & Growth Fund	0.70%	0.00%	—		0.70%
American Century® VP Value Fund[1]	0.95%	0.00%	—		0.95%
American Funds® Asset Allocation Fund (Class 2)	0.40%	0.02%	0.25%		0.67%
American Funds® Growth-Income Fund (Class 2)	0.33%	0.01%	0.25%		0.59%
Calvert Social Balanced Portfolio[2]	0.70%	0.23%	—		0.93%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.58%	0.09%	—		0.67%	[3]
Fidelity® VIP Growth Portfolio (Service Class)	0.58%	0.09%	0.10%		0.77%	[4]
Fidelity® VIP Growth Opportunities Portfolio (Service Class)	0.58%	0.14%	0.10%		0.82%	[3]
Franklin Small Cap Value Securities Fund (Class 2)	0.57%	0.19%	0.25%	[5]	1.01%	[6]
INVESCO VIF—Financial Services Fund (Series I Shares)	0.75%	0.36%	—		1.11%	[7,8]
INVESCO VIF—Health Sciences Fund (Series I Shares)	0.75%	0.33%	—		1.08%	[7,8]
INVESCO VIF—Technology Fund (Series I Shares)	0.75%	0.41%	—		1.16%	[7,8,9]
Janus Aspen Balanced Portfolio (Institutional)	0.65%	0.02%	—		0.67%
Janus Aspen Capital Appreciation Portfolio (Institutional)	0.65%	0.03%	—		0.68%
Janus Aspen Worldwide Growth Portfolio (Institutional)	0.65%	0.06%	—		0.71%
MFS® Investors Trust Series	0.75%	0.12%	—		0.87%	[10]
MFS® New Discovery Series	0.90%	0.14%	—		1.04%	[10]
MML Blend Fund	0.39%	0.03%	—		0.42%	[11]
MML Emerging Growth Fund	1.05%	1.23%	—		2.28%	[11]
MML Enhanced Index Core Equity Fund	0.55%	0.25%	—		0.80%	[11]
MML Equity Fund	0.39%	0.02%	—		0.41%	[11]
MML Equity Index Fund (Class I)	0.10%	0.34%	—		0.44%
MML Growth Equity Fund	0.80%	0.48%	—		1.28%	[11]
MML Inflation-Protected Bond Fund	0.60%	0.18%	—		0.78%	[11]
MML Large Cap Value Fund	0.80%	0.12%	—		0.92%	[11]
MML OTC 100 Fund	0.45%	0.77%	—		1.22%	[11]
MML Small Cap Equity Fund	0.65%	0.08%	—		0.73%	[11]
MML Small Cap Growth Equity Fund	1.07%	0.18%	—		1.25%	[11]
MML Small Company Opportunities Fund	1.05%	0.13%	—		1.18%	[11]
Oppenheimer Aggressive Growth Fund/VA	0.68%	0.02%	—		0.70%
Oppenheimer Balanced Fund/VA1[2]	0.73%	0.03%	—		0.76%

Table of Fees and Expenses

Fund Name	Management Fees	Other Expenses	12b-1 Fees	Total Fund Operating Expenses
Oppenheimer Bond Fund/VA	0.71%	0.02%	—	0.73%
Oppenheimer Capital Appreciation Fund/VA	0.65%	0.02%	—	0.67%
Oppenheimer Global Securities Fund/VA	0.63%	0.05%	—	0.68%
Oppenheimer High Income Fund/VA	0.73%	0.03%	—	0.76%
Oppenheimer International Growth Fund/VA	1.00%	0.12%	—	1.12%
Oppenheimer Main Street Fund®/VA	0.68%	0.02%	—	0.70%
Oppenheimer Money Fund/VA	0.45%	0.02%	—	0.47%
Oppenheimer Strategic Bond Fund/VA	0.72%	0.03%	—	0.75%
Panorama Growth Portfolio	0.63%	0.04%	—	0.67%
Panorama Total Return Portfolio	0.63%	0.04%	—	0.67%
Scudder VIT EAFE® Equity Index Fund	0.45%	0.64%	—	1.09%	[13]
Scudder VIT Small Cap Index Fund	0.35%	0.26%	—	0.61%	[14]
T. Rowe Price Blue Chip Growth Portfolio	0.85%	0.00%	—	0.85%
T. Rowe Price Equity Income Portfolio	0.85%	0.00%	—	0.85%
T. Rowe Price Mid-Cap Growth Portfolio*	0.85%	0.00%	—	0.85%
Templeton Foreign Securities Fund (Class 2)	0.69%	0.22%	0.25%	1.16%	[6]

*Unavailable in certificates issued on or after May 1, 2004.

1 This fund has a stepped fee schedule. As a result, the fund’s management fee rate generally decreases as the fund’s assets increase.

2 Expenses are based on the Portfolio’s most recent fiscal year. Management fees include the Subadvisory fees paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

3 A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce the fund’s custodian expenses. Including these reductions, the total class operating expenses would have been: Fidelity® VIP Contrafund® Portfolio (Initial Class) 0.65%; and for Fidelity® VIP Growth Opportunities Portfolio (Service Class) 0.80%. These offsets may be discontinued at any time.

4 A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund’s expenses. Including this reduction, the total class operating expenses would have been 0.74%. These offsets may be discontinued at any time.

5 While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s Class 2 average annual net assets, the Fund’s Board of Trustees (Board) has set the current rate at 0.25% per year.

6 The Manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund’s investment in a Franklin Templeton money fund. This reduction is required by the fund’s Board of Trustees and an exemptive order by the Securities and Exchange Commission. If this reduction were reflected, total net fund operating expenses would be: 0.99% for the Franklin Small Cap Value Securities Fund and 1.12% for the Templeton Foreign Securities Fund.

7 The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.

8 The Fund’s advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund’s advisor pursuant to expense limitation commitments between the Fund’s advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund’s advisor incurred the expense.

9 As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.

10 Each series has an expense offset arrangement that reduces the series’ custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series’ expenses. “Other Expenses” do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, “Net Expenses” would be lower for certain series and would equal 1.03% for MFS® New Discovery Series.

11 MassMutual has agreed to bear expenses of the MML Blend Fund, MML Emerging Growth Fund, MML Enhanced Index Core Equity Fund, MML Equity Fund, MML Growth Equity Fund, MML Inflation-Protected Bond Fund, MML Large Cap Value Fund, MML OTC 100 Fund, MML Small Cap Equity Fund, MML Small Cap Growth Equity Fund and MML Small Company Opportunities Fund (other than the management fee, interest, taxes, brokerage commissions and extraordinary expenses) in excess of 0.11% of the average daily net asset value of the funds through April 30, 2005. The expenses shown for MML Emerging Growth Fund, MML Enhanced Index Core Equity Fund, MML Growth Equity Fund, MML Inflation-Protected Bond Fund, MML Large Cap Value Fund, MML OTC 100 Fund, MML Small Cap Growth Equity Fund and MML Small Company Opportunities Fund do not include this reimbursement. If this table did reflect these reimbursements, the Total Net Operating Expenses would be 1.16%, 0.66%, 0.91%, 0.71%, 0.91%, 0.56%, 1.18% and 1.16%, respectively. We did not reimburse any expenses of the MML Blend Fund, MML Equity Fund, and MML Small Cap Equity Fund in 2003.

12 Prior to May 1, 2004, this fund was called Oppenheimer Multiple Strategies Fund/VA.

13 Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.65%.

14 Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to 0.45%.

(See the fund prospectuses for more information.)

Table of Fees and Expenses

Examples

These Examples are intended to help you compare the cost of investing in the certificate with the cost of investing in other variable annuity contracts. These costs include participant transaction expenses, certificate fees, separate account annual expenses, and fund fees and expenses.

Examples Using Maximum Expenses

Example I assumes that you withdraw all your certificate value at the end of each year shown.

Example II assumes you do not withdraw all your certificate value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown. (Currently the income phase is not available until 30 days after you purchase your certificate).

Both Example I and Example II assume:

• that you invest $10,000 in the certificate for the time periods indicated,

• that you allocate it to a sub-account that has a 5% return each year,

• that you elected the Ratchet Death Benefit and you were at least age 71, and not yet 80 or older when we issued the certificate,

• that the maximum fees and expenses in the Table of Fees and Expenses apply, and

• that you selected one of two sub-accounts 1) the one that invests in the fund with the maximum total operating expenses, or 2) the one that invests in the fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$1,103	$1,873	$2,645	$4,776	$471	$1,419	$2,371	$4,776
Sub-account with minimum total operating expenses	$ 925	$1,343	$1,763	$3,095	$280	$ 859	$1,463	$3,095

Table of Fees and Expenses

Examples Using Current Expenses

Example I assumes that you withdraw all your certificate value at the end of each year shown.

Example II assumes you do not withdraw all your certificate value at the end of each year shown, or that you decide to begin the income phase at the end of each year shown. (Currently the income phase is not available until 30 days after you purchase your certificate).

Both Example I and Example II assume:

• that you invest $10,000 in the certificate for the time periods indicated,

• that you allocate it to a sub-account that has a 5% return each year,

• that the current fees and expenses in the Table of Fees and Expenses apply, and

• that you selected one of two sub-accounts 1) the one that invests in the fund with the maximum total operating expenses, or 2) the one that invests in the fund with the minimum total operating expenses.

Based on the above assumptions, your costs would be as shown in the following table. Your actual costs may be higher or lower.

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with maximum total operating expenses	$1,022	$1,631	$2,250	$4,042	$383	$1,164	$1,962	$4,042
Sub-account with minimum total operating expenses	$ 843	$1,091	$1,320	$2,208	$192	$ 593	$1,020	$2,208

The examples using current expenses reflect the annual certificate maintenance charge of $30 as an annual charge of 0.061%. The examples using maximum expenses reflect the annual certificate maintenance charge of $60 as an annual charge of 0.122%. This charge is based on an anticipated average certificate value of $49,000.

The examples do not reflect any premium taxes.    However, premium taxes may apply.

There is an accumulation unit value history in Appendix A—Condensed Financial Information.

The examples should not be considered a representation of past or future expenses.

Table of Fees and Expenses

The Company

In this prospectus, “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (“MassMutual”). MassMutual is a global, diversified financial services organization providing life insurance, annuities, disability income insurance, long-term care insurance, structured settlements and retirement and savings products to individual and institutional customers. The Company is organized as a mutual life insurance company.

The Panorama Premier Individual Certificate Issued under a Group Deferred Variable Annuity Contract

General Overview

The annuity certificate is an ownership interest issued by “us,” MassMutual, to “you,” the participant, under the group deferred variable annuity contract. This annuity certificate is a contract between the participant and MassMutual. The certificate is intended for retirement savings or other long-term investment purposes. In exchange for your purchase payments, we agree to pay you an income when you choose to receive it. You select the income period beginning on a date you designate. According to your certificate, this date must be at least 5 years from when you purchase the certificate. However, we currently allow you to select a date that is at least 30 days from when you purchase the certificate.

The certificate, like all deferred annuity certificates, has two phases – the accumulation phase and the income phase. Your certificate is in the accumulation phase until you decide to begin receiving annuity payments. During the accumulation phase we provide a death benefit. Once you begin receiving annuity payments, your certificate enters the income phase.

You are generally not taxed on certificate earnings until you take money from your certificate. This is known as tax deferral. Tax deferral is automatically provided by tax-qualified retirement plans. There is no additional tax deferral provided when a variable annuity contract is used to fund a tax-qualified retirement plan.

The certificate is called a variable annuity because you can choose to allocate your purchase payments among various investment choices. Your choices include over forty funds and three fixed accounts. The amount of money you are able to accumulate in your certificate during the accumulation phase depends upon the investment performance of the funds you select as well as the interest we credit on the fixed accounts.

At the beginning of the income phase, you can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments will fluctuate depending on the investment performance of the funds you select for the income phase. If you select to receive payments on a fixed basis, the payments you receive will remain level.

The Company/General Overview

Ownership

Contract Owner

The contract owner is the person or non-natural person who maintains the ownership rights stated in the contract that are not delegated to the participants. The owner of the contract is usually an employer, trustee or other sponsor of a group that is comprised of participants. If the contract is purchased as part of an employee benefit plan, the plan may govern which ownership rights are maintained by the contract owner and which are delegated to participants.

Participant

In this prospectus, “you” and “your” refer to the participant. The participant is named at time of application. The participant can be an individual or a non-natural person. We will not issue a certificate to you if you have passed your 85th birthday as of the date we proposed to issue the certificate.

As the participant of the certificate, you exercise all rights under the certificate. The participant names the beneficiary. You may change the participant of the certificate at any time prior to the annuity date by written request. If you change the participant, the change is subject to our underwriting rules. Changing the participant may result in tax consequences. On and after the annuity date, you continue as the participant.

Joint Participant

The certificate can be owned by joint participants. Unless prohibited by state law, only you and your spouse can be joint participants. We will not issue a certificate to you if either proposed joint participant has passed their 85th birthday as of the date we proposed to issue the certificate.

Upon the death of either joint participant, the surviving spouse will be the designated beneficiary and may continue the certificate. We will treat any other beneficiary designation at the time of death as a contingent beneficiary. Unless otherwise indicated on the application, both signatures will be required for all transactions, if there are joint participants.

Annuitant

The annuitant is the person on whose life we base annuity payments. You designate the annuitant at the time of application. We will not issue a certificate to you if the proposed annuitant has passed his/her 85th birthday as of the date we proposed to issue the certificate. You may change the annuitant before the annuity date, subject to our underwriting rules. However, the annuitant may not be changed on a certificate owned by a non-natural person.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. You name the beneficiary at the time of application. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

A beneficiary who is your surviving spouse may elect to continue the certificate in his or her own name, elect a lump sum payment of the death benefit, or apply the death benefit to an annuity option.

Ownership

Purchasing a Certificate

Purchase Payments

The minimum amount we accept for your initial purchase payment is:

•	$5,000 when the certificate is bought as a non-qualified certificate; or

•	$2,000 if you are buying the certificate as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan.

If, when you apply for your certificate, you elect to make purchase payments under our automatic investment plan option, we will allow you to satisfy the minimum initial payment requirement by making 12 consecutive monthly payments of as little as:

•	$416.66 for a non-qualified certificate, or

•	$166.66 for a qualified certificate.

You can make additional purchase payments to your certificate. However, additional payments of less than $250 are subject to our approval. We will accept additional purchase payments of as little as $100 if you have selected our automatic investment plan option, described below.

The maximum amount of cumulative purchase payments we accept without our prior approval is based on your age when we issued the certificate. The maximum amount is:

•	$1 million up to age 75 1/2; or

•	$500,000 if older than age 75 1/2.

If the participant is not a natural person, these purchase payment limits will apply to the annuitant’s age. If there are joint participants, age refers to the oldest participant.

You may make your initial purchase payment, along with your complete application, by giving them to your registered representative. You can make additional purchase payments:

•	By mailing your check, that clearly indicates your name and certificate number, to our lockbox:

First Class Mail

MassMutual Panorama Premier NY/NJ

Annuity Payment Services

MassMutual P.O. Box 74908

Chicago IL 60675-4908

Overnight Mail

MassMutual Panorama Premier NY/NJ

Annuity Payment Services

350 North Orleans Street

Receipt & Dispatch, 8th Floor

Suite 4908

Chicago, IL 60654

•	By instructing your bank to wire transfer funds to:

JP Morgan Chase Bank

New York, New York

ABA #021000021

MassMutual Account 323956297

Ref: Annuity Certificate #

Name: (Your Name)

We have the right to reject any application or purchase payment.

Automatic Investment Plan (AIP). Under the AIP, you may authorize us to periodically draw funds from an account of your choosing (restrictions may apply) for the purpose of making purchase payments to your certificate. Payments through AIP may be as little as $100. Contact the Annuity Service Center for information regarding setting up an AIP and any restrictions regarding use of AIP.

Allocation of Purchase Payments

When you purchase your certificate, you choose how we will apply your purchase payments among the investment choices. If you make additional purchase payments, we will apply them in the same way as your first purchase payment, unless you tell us otherwise.

Once we receive your purchase payment and the necessary information at our Annuity Service Center or lockbox, we will issue your certificate and apply your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. When we receive all of the necessary information, we will then apply your first purchase payment within 2 business days. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

Purchasing a Certificate

If you add more money to your certificate by making additional purchase payments, we will credit these amounts to your certificate on the business day we receive them at our Annuity Service Center or lockbox as long as you have provided us with the necessary information to apply the purchase payment. If you do not give us all of the information we need, we will contact you to get it. We will then apply your purchase payment on the business day that we obtain the necessary information from you. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your purchase payment at our Annuity Service Center or lockbox on a non-business day or after the business day closes, we will credit the amount to your certificate effective the next business day.

Investment Choices

The Separate Account

We established a separate account, Massachusetts Mutual Variable Annuity Separate Account 4 (separate account), to hold the assets that underlie the certificates. Our Board of Directors adopted a resolution to establish the separate account under Massachusetts insurance law on July 9, 1997. We have registered the separate account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

MassMutual owns the assets of the separate account. However, those separate account assets equal to the reserves and other certificate liabilities are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to, or charged against, the certificates and not against any other certificates we may issue. We are required to maintain sufficient assets in the separate account to meet the anticipated obligations of the certificates funded by the separate account.

MassMutual established a segment of the separate account for the Panorama Premier certificates. We currently divide the separate account into 47 sub-accounts. Each of these sub-accounts invests in a fund. You bear the complete investment risk for purchase payments that you allocate to a fund.

The Funds

The certificate offers the following funds. Additional funds may be added in the future.

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
AIM Variable Insurance Funds[1]

INVESCO VIF-Financial Services Fund (Series I Shares)	Adviser: A I M Advisors, Inc.[2] Sub-Adviser: INVESCO Institutional (N.A.), Inc.	Seeks capital growth. The fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial-services sector.

INVESCO VIF-Health Sciences Fund (Series I Shares)	Adviser: A I M Advisors, Inc.[2] Sub-Adviser: INVESCO Institutional (N.A.), Inc.	Seeks capital growth. The fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies that develop, produce, or distribute products or services related to health care.

INVESCO VIF-Technology Fund (Series I Shares)	Adviser: A I M Advisors, Inc.[2] Sub-Adviser: INVESCO Institutional (N.A.), Inc.	Seeks capital growth. The fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries.

Purchasing a Certificate/Investment Choices

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
American Century® Variable Portfolios, Inc.

American Century VP Income & Growth Fund	Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	Seeks growth of capital by investing in common stocks. Income is a secondary objective. The fund pursues a total return and dividend yield that exceed those of the S&P 500® Index by investing in stocks of companies with strong expected returns.

American Century VP Value Fund	Adviser: American Century Investment Management, Inc. Sub-Adviser: N/A	Seeks long-term capital growth by investing primarily in common stocks of companies believed to be undervalued at the time of purchase. Income is a secondary objective.

American Funds Insurance Series®

American Funds® Asset Allocation Fund (Class 2)	Adviser: Capital Research and Management Company Sub-Adviser: N/A	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).

American Funds® Growth-Income Fund (Class 2)	Adviser: Capital Research and Management Company Sub-Adviser: N/A	Seeks capital appreciation and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

Calvert Variable Series, Inc.

Calvert Social Balanced Portfolio	Adviser: Calvert Asset Management Company, Inc. Sub-Adviser: Brown Capital Management, Inc. and SSgA Funds Management, Inc.	Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and that satisfy the portfolio’s investment and social criteria.

Fidelity® Variable Insurance Products (“VIP”) Fund

Fidelity® VIP Contrafund® Portfolio (Initial Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	Seeks long-term capital appreciation as its investment objective. The fund’s principal investment strategies include: Normally investing primarily in common stocks; Investing in securities of companies whose value it believes is not fully recognized by the public; Investing in domestic and foreign issuers; Investing in either “growth” stocks or “value” stocks or both; Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments; Potentially using other investment strategies to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Investment Choices

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
Fidelity® VIP Growth Opportunities Portfolio (Service Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	Seeks to provide capital growth as its investment objective. The fund’s principal investment strategies include: Normally investing primarily in common stocks; Investing in domestic and foreign issuers; Investing in either “growth” stocks or “value” stocks or both; Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments; Potentially using other investment strategies to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Fidelity® VIP Growth Portfolio (Service Class)	Adviser: Fidelity Management & Research Company Sub-Adviser: FMR Co., Inc.	Seeks to achieve capital appreciation as its investment objective. The fund’s principal investment strategies include: Normally investing primarily in common stocks; Investing in companies that it believes have above-average growth potential (stocks of these companies are often called “growth” stocks); Investing in domestic and foreign issuers; Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments; Potentially using other investment strategies to increase or decrease the fund’s exposure to changing security prices or other factors that affect security values.

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund (Class 2)	Adviser: Franklin Advisory Services, LLC Sub-Adviser: N/A	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. For this Fund, small cap companies are those with market cap values not exceeding $2.5 billion, at the time of purchase. The Fund invests in small companies that the Fund’s manager believes are undervalued.

Templeton Foreign Securities Fund (Class 2)	Adviser: Templeton Investment Counsel, LLC Sub-Adviser: N/A	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Janus Aspen Series

Janus Aspen Balanced Portfolio (Institutional)	Adviser: Janus Capital Sub-Adviser: N/A	Seeks long-term capital growth consistent with preservation of capital and balanced by current income by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The portfolio will normally invest at least 25% of its assets in fixed-income securities.

Investment Choices

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
Janus Aspen Capital Appreciation Portfolio (Institutional)	Adviser: Janus Capital Sub-Adviser: N/A	Seeks long-term growth of capital. The portfolio invests primarily in common stocks selected for their growth potential. It may invest in companies of any size, from larger, well-established companies to smaller, emerging-growth companies.

Janus Aspen Worldwide Growth Portfolio (Institutional)	Adviser: Janus Capital Sub-Adviser: N/A	Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may, under unusual circumstances, invest in fewer than five countries or even a single country.

MFS® Variable Insurance TrustSM

MFS® Investors Trust Series	Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	Seeks long-term growth of capital with a secondary objective to seek reasonable current income. It normally invests at least 65% of its net assets in common stocks and related securities with a focus on companies with larger market capitalizations.

MFS® New Discovery Series	Adviser: Massachusetts Financial Services Company Sub-Adviser: N/A	Seeks capital appreciation. It normally invests 65% of its net assets in equity securities of smaller emerging-growth companies.

MML Series Investment Fund

MML Blend Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks to achieve as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk and the preservation of capital.

MML Emerging Growth Fund	Adviser: MassMutual Sub-Adviser: RS Investment Management, L.P.	Seeks capital appreciation.

MML Enhanced Index Core Equity Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks to out-perform the total return performance of its benchmark index, the S&P 500® Index[3], while maintaining risk characteristics similar to those of the benchmark.

MML Equity Fund	Adviser: MassMutual Sub-Advisers: David L. Babson & Company Inc. and Alliance Capital Management L.P.	Seeks as its primary objective to achieve a superior total rate of return over an extended period of time from both capital appreciation and current income. Its secondary objective is the preservation of capital when business and economic conditions indicate that investing for defensive purposes is appropriate.

Investment Choices

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
MML Equity Index Fund (Class I)	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Seeks to provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate as represented by the S&P 500® Index[3].

MML Growth Equity Fund	Adviser: MassMutual Sub-Adviser: Massachusetts Financial Services Company	Seeks long-term growth of capital.

MML Inflation-Protected Bond Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

MML Large Cap Value Fund	Adviser: MassMutual Sub-Adviser: Davis Selected Advisers, L.P.	Seeks both capital growth and income.

MML OTC 100 Fund	Adviser: MassMutual Sub-Adviser: Northern Trust Investments, Inc.	Seeks to approximate as closely as practicable (before fees and expenses) the total return of the 100 largest publicly traded over-the-counter common stocks.

MML Small Cap Equity Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of smaller companies.

MML Small Cap Growth Equity Fund	Adviser: MassMutual Sub-Adviser: Waddell & Reed Investment Management Company, and Wellington Management Company, LLP	Seeks long-term capital appreciation.

MML Small Company Opportunities Fund	Adviser: MassMutual Sub-Adviser: David L. Babson & Company Inc.	Seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Sub-Adviser, David L. Babson & Company Inc., to be realistically valued.

Oppenheimer Variable Account Funds

Oppenheimer Aggressive Growth Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks capital appreciation by investing in “growth type” companies.

Oppenheimer Balanced Fund/VA4	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Oppenheimer Bond Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high level of current income with a secondary objective to seek capital appreciation when consistent with its primary objective.

Oppenheimer Capital Appreciation Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks capital appreciation by investing mainly in equity securities of well-known, established companies.

Investment Choices

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
Oppenheimer Global Securities Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks long-term capital appreciation. The fund invests a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations considered to have appreciation possibilities.

Oppenheimer High Income Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high level of current income from investment in high-yield fixed-income securities.

Oppenheimer Main Street Fund®/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks high total return (which includes share-value growth and current income) from equity and debt securities.

Oppenheimer Money Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks maximum current income from investments in money market securities consistent with low capital risk and maintenance of liquidity.

Oppenheimer Strategic Bond Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks a high level of current income principally derived from interest on debt securities.

Panorama Series Fund, Inc.

Oppenheimer International Growth Fund/VA	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks long-term growth of capital by investing under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States.

Panorama Growth Portfolio	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks high total return.

Panorama Total Return Portfolio	Adviser: OppenheimerFunds, Inc. Sub-Adviser: N/A	Seeks to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions.

Scudder Investment VIT Funds

Scudder VIT EAFE® Equity Index Fund	Adviser: Deutsche Asset Management, Inc. Sub-Adviser: Northern Trust Investments, Inc.	Seeks to match, as closely as possible, before expenses, the risk and return characteristics of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“EAFE Index”)[5]. The fund will invest primarily in stocks of companies that comprise the EAFE Index, in approximately the same weightings as the EAFE Index.

Scudder VIT Small Cap Index Fund	Adviser: Deutsche Asset Management, Inc. Sub-Adviser: Northern Trust Investments, Inc.	Seeks to match, as closely as possible, before expenses, the performance of the Russell 2000® Index[6], which emphasizes stocks of small U.S. companies.

Investment Choices

Investment Funds in Which the Sub-Accounts Purchase Shares	Investment Fund’s Adviser and Sub-Adviser	Investment Objective
T. Rowe Price Equity Series, Inc.

T. Rowe Price Blue Chip Growth Portfolio	Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	Seeks long-term capital growth through investment in common stocks of large and medium-sized blue chip growth companies.

T. Rowe Price Equity Income Portfolio	Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	Seeks substantial dividend income and long-term capital growth through investment in common stocks of established companies.

T. Rowe Price Mid-Cap Growth Portfolio (unavailable in certificates issued on or after May 1, 2004)	Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: N/A	Seeks long-term capital appreciation through investment in stocks of mid-cap companies with potential for above-average earnings growth. T. Rowe Price defines mid-cap companies as those with market capitalizations within the range of companies in the S&P Mid-Cap 400® Index or the Russell Midcap® Growth Index.

1 Prior to May 1, 2004, known as INVESCO Variable Investment Funds, Inc.

2 Prior to May 1, 2004, INVESCO Funds Group, Inc. was the Fund’s adviser.

3 The S&P 500® Index is the Standard & Poor’s Composite Index of 500 stocks, an unmanaged index of common stock prices. The index does not reflect any fees or expenses. Standard & Poor’s is a division of The McGraw-Hill Companies, Inc. The S&P 500 Index is a registered trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by the fund. The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s or The McGraw-Hill Companies, Inc.

4 Prior to May 1, 2004, this Fund was called Oppenheimer Multiple Strategies Fund/VA.

5 The MSCI EAFE Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service of Morgan Stanley and has been licensed for use by Deutsche Asset Management, Inc.

6 Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell indexes, which have been licensed for use by Deutsche Asset Management, Inc.

There is no assurance that the funds will achieve their stated objective. The fund prospectuses contain more detailed information about the funds. We will deliver current copies of the fund prospectuses to you. You may also contact the Annuity Service Center and request copies of the current fund prospectuses at any time. You should read the information contained in the fund prospectuses carefully before investing.

Administrative, Marketing and Support Service Fees.  We have entered into arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of many of the underlying funds pursuant to which we receive payments for providing administrative, marketing or other support services to the funds. These payments may be used for any corporate purpose, including payment of expenses that we incur in promoting, issuing, distributing and administering the certificate.

The arrangements with the underlying funds may vary and may include payments made pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. The payments are generally based on an annual percentage of the average net assets held in that fund by us and our affiliates. Currently, on an annual basis, the payments range from 0.08% to 0.30% of the assets of the underlying fund attributable to the policies issued by us and our affiliates. These payments may be significant.

The Fixed Accounts

We offer three fixed accounts, the fixed accounts for Dollar Cost Averaging (the “DCA Fixed Accounts”) and The Fixed Account (collectively, “the fixed accounts”), as investment options. The fixed accounts are investment options within our general account.

Amounts that you allocate to the fixed accounts become part of our general account assets and are subject to the claims of all our creditors. All of our general account assets will be available to fund benefits under a certificate.

Investment Choices

DCA Fixed Accounts.  Each DCA Fixed Account is a fixed account from which assets are systematically transferred to any fund(s). You may not transfer your certificate value in a DCA Fixed Account to The Fixed Account. During the accumulation phase, you may choose to have your purchase payments allocated to a DCA Fixed Account for the period of the DCA Fixed Account Term (DCA Term). Your election must be in writing.

Currently, you have a choice of two DCA Fixed Accounts:

(a)	DCA Fixed Account with a DCA Term of 6 months; or

(b)	DCA Fixed Account with a DCA Term of 12 months.

To the extent permitted by law, we reserve the right to change the duration of the DCA Terms in the future. Your DCA Term will terminate upon payment of the death benefit. You may only participate in one DCA Fixed Account at a time.

We will only accept a purchase payment as of the beginning of a DCA Term. We will only accept a new purchase payment into a DCA Fixed Account of at least $5,000. A purchase payment includes any purchase payments assigned to us and accepted by us from financial institutions as of the start of the DCA Term. However, purchase payments which originate from an annuity certificate issued by us or any of our affiliates cannot be allocated in a DCA Fixed Account. You cannot transfer current certificate values to a DCA Fixed Account. We reserve the right to reject purchase payments.

We make scheduled monthly transfers from the DCA Fixed Account. The minimum amount you can transfer is $250. The first transfer will occur 5 business days after we receive your payment allocated to the DCA Fixed Account and a completed DCA Fixed Account election form. You may not take partial withdrawals from the DCA Fixed Account.

You may make a one-time transfer of your remaining certificate value in the DCA Fixed Account into any of the fund(s), prior to the expiration of your DCA Term. Your transfer will be effective on the business day we receive your completed written request or request over the telephone.

We reserve the right to assess a fee for processing transactions under the DCA Fixed Account.

If you elect to make an allocation to a DCA Fixed Account at a time when your annuity date would be less than your elected DCA Term, the expiration of your DCA Term will be your annuity date. No amounts will remain in the DCA Fixed Account after the expiration of the DCA Term.

We periodically set the interest rate we credit to the DCA Fixed Account. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your certificate. We reserve the right to change the guaranteed minimum interest rate for newly issued certificates, subject to applicable state law. The interest rate you will receive for the entire DCA Term is the interest rate in effect on the date your DCA Term begins. We guarantee the interest rate for the full DCA Term.

The Fixed Account.  You may allocate purchase payments to The Fixed Account. You can also make transfers of your certificate value into The Fixed Account. You do not participate in the investment performance of the assets in The Fixed Account. Instead, we credit your certificate with interest at a specified rate that we declare in advance. We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your certificate. We reserve the right to change the guaranteed minimum interest rate for newly issued certificates, subject to applicable state law.

Investment Choices

Certificate Value

Your certificate value is the sum of your value in the separate account and the fixed account(s).

Your value in the separate account will vary depending on the investment performance of the funds you choose. In order to keep track of your certificate value, we use a unit of measure called an accumulation unit. During the income phase of your certificate we call the unit an annuity unit.

Accumulation Units

Every day we determine the value of an accumulation unit for each of the separate account sub-accounts. Changes in the accumulation unit value reflect the investment performance of the fund as well as deductions for insurance and other charges.

The value of an accumulation unit may go up or down from business day to business day.

The Statement of Additional Information contains more information on the calculation of the accumulation unit value.

When you make a purchase payment, we credit your certificate with accumulation units. We determine the number of accumulation units to credit by dividing the amount of the purchase payment allocated to a separate account sub-account by the value of the accumulation unit for that separate account sub-account. When you make a withdrawal, we deduct from your certificate accumulation units representing the withdrawal amount.

We calculate the value of an accumulation unit for each separate account sub-account after the New York Stock Exchange closes each business day. Any change in the accumulation unit value will be reflected in your certificate value.

Example:

On Monday we receive an additional purchase payment of $ 5,000 from you. You have told us you want this to go to the Oppenheimer Bond Fund/VA. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Oppenheimer Bond Fund/VA is $13.90. We then divide $5,000 by $13.90 and credit your certificate on Monday night with 359.71 accumulation units for the Oppenheimer Bond Fund/VA.

Transfers and Transfer Programs

We have the right to terminate, suspend, or modify the transfer and transfer program provisions described in this prospectus.

You can transfer all or part of your certificate value. You can make transfers by telephone or by other means we authorize. To make transfers other than by telephone, you must submit a written request. If you own the certificate with a joint participant, we will accept transfer instructions from either you or the other participant, unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us are genuine. We may be liable for any losses due to unauthorized or fraudulent instructions, if we fail to use such procedures. We may tape record all telephone instructions.

Your transfer is effective on the business day we receive your request at our Annuity Service Center. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time. If we receive your transfer request at our Annuity Service Center on a non-business day or after our business day closes, your transfer request will be effective on the next business day.

Transfers During the Accumulation Phase

You may transfer all or part of your assets in a fund or The Fixed Account. You can make a transfer to or from The Fixed Account and to or from any fund. You can make 12 transfers every calendar year during the accumulation phase without charge. If you make more than 12 transfers in a year, we will deduct a transfer fee. The fee is $20 per transfer or, if less, 2% of the amount you transfer. Any transfers you make as a

Certificate Value/Transfers and Transfer Programs

part of the Dollar Cost Averaging Program, the Interest Sweep Option, the DCA Fixed Accounts or the Automatic Rebalancing Program or by using our automated voice response system or the internet (subject to availability) are not subject to the assessment of a transfer fee and therefore, do not count toward your 12 free transfers every calendar year.

The following rules apply to any transfer during the accumulation phase:

(1)	Currently, the minimum amount which you can transfer is:

•	$100; or

•	the entire value in a fund, if less.

We reserve the right to impose a minimum transfer requirement of $1,000. Currently, we do not require that a minimum amount remain in the fund after a transfer. However, we reserve the right to impose a requirement that $1,000 remain in the fund after a transfer unless you transfer the entire fund value. We waive these requirements if the transfer is made in connection with the Rebalancing Program.

(2)	You must clearly indicate the amount and investment choices from and to which you wish to transfer.

(3)	During any certificate year, we limit transfers out of The Fixed Account to the greater of $30,000 or 30% of your certificate value in The Fixed Account as of the end of the previous certificate year. However, if you transfer 30% of your certificate value in The Fixed Account for three consecutive certificate years, your transfer in the fourth consecutive certificate year may be for the entire amount in The Fixed Account, provided that you have not applied payments or transferred certificate value into The Fixed Account from the time the first annual transfer was made. We measure a certificate year from the anniversary of the day we issued your certificate. Transfers out of The Fixed Account are done on a first-in, first-out basis. In other words, amounts attributed to the oldest purchase payments are transferred first; then amounts attributed to the next oldest purchase payments are transferred; and so on.

Through June 30, 2004, we are not enforcing the restrictions detailed in paragraph (3). As of July 1, 2004, we will reinstate these restrictions.

(4)	We consider The Fixed Account and the Oppenheimer Money Fund/VA to be “competing accounts.” We have some specific rules pertaining to transfers in and out of competing accounts.

You may not make a transfer out of The Fixed Account to the Oppenheimer Money Fund/VA, however, you may make a transfer out of the Oppenheimer Money Fund/VA to The Fixed Account.

Transfers out of The Fixed Account

•	As noted above, you may not make a transfer out of The Fixed Account to the Oppenheimer Money Fund/VA.

•	If you make a transfer out of The Fixed Account, for a period of 90 days following that transfer, you may not make transfers from any investment choice into the Oppenheimer Money Fund/VA.

Transfers into The Fixed Account

•	If you make a transfer into The Fixed Account, for a period of 90 days following that transfer, you may not make transfers out of the Oppenheimer Money Fund/VA.

Transfers out of the Oppenheimer Money Fund/VA

•	If you make any transfer out of the Oppenheimer Money Fund/VA, for a period of 90 days following that transfer, you may not make transfers from any investment choice into The Fixed Account.

Transfers into the Oppenheimer Money Fund/VA

•	If you make a transfer into the Oppenheimer Money Fund/VA, for a period of 90 days following that transfer, you may not make transfers out of The Fixed Account.

(5)	We do not count transfers made as part of the Dollar Cost Averaging Program, the DCA Fixed Accounts or the Automatic Rebalancing Program, in determining the number of transfers you make in a year.

Limits on Frequent Trading and Market-Timing Activity

This certificate and its investment choices are not designed to serve as vehicles for what we have

Transfers and Transfer Programs

determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a fund in the following ways:

•	by requiring the fund to keep more of its assets liquid rather than investing them for long term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on fund performance that could impact all participants and beneficiaries under the certificate, including long-term participants who do not engage in these activities. Therefore, organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this certificate.

We have adopted policies and procedures to help us identify those individuals or entities who we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing among the funds, there can be no assurance that we will be able to identify all those who trade frequently or employ a market timing strategy, or that we will be able to curtail their trading in every instance.

If we, or the investment adviser to any of the funds available with this certificate, determine that a participant’s transfer patterns reflect frequent trading or employment of a market timing strategy, we reserve the right to take restrictive action. Such action includes, but is not limited to:

•	not accepting transfer instructions from a participant or other person authorized to conduct a transfer;

•	restricting the ability to submit transfer requests by overnight mail, facsimile transmissions, the telephone, our website or any other type of electronic medium;

•	limiting the amount of transfer requests that can be made during a certificate year; and

•	requiring the value transferred into a fund to remain in that fund for a particular period of time before it can be transferred out of the fund.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, we will return the certificate value to the investment choice from which the transfer was attempted as of the business day your transfer request is rejected. We may, among other things, then require you to resubmit the rejected transfer by regular mail only.

Orders for the purchase of fund shares may be subject to acceptance by the fund. Therefore, we reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount’s investment in the corresponding fund is not accepted for any reason.

Transfers During the Income Phase

You may make 6 transfers between the funds each calendar year without incurring a fee. You cannot transfer from the general account to a fund, but you can transfer from one or more funds to the general account once a certificate year. The minimum amount which you can transfer is $1,000 or your entire interest in the fund, if less. After a transfer, the minimum amount which must remain in a fund is $1,000 unless you have transferred the entire value.

Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount from a selected fund to any of the other funds. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

Dollar cost averaging does not assure a profit and does not protect you against loss in declining markets. Since dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels of such securities, you should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

You must have at least $600 in the fund you have selected to transfer certificate value from in order

Transfers and Transfer Programs

to participate in the Dollar Cost Averaging Program. The minimum amount you can transfer is $100.

The minimum duration of participation in any Dollar Cost Averaging Program is currently 6 months. You can choose the frequency at which the dollar cost averaging transfers are to be made, i.e., monthly, quarterly, semi-annually or annually. You will also choose the specific date when the first dollar cost averaging transfer is made. However, if you select a date that is less than 5 business days from the date we receive your fully completed election form or your request over the telephone at our Annuity Service Center, we may defer the first transfer for one month. If you do not select a start date, we will automatically start the Dollar Cost Averaging Program within 5 business days from the date we receive your fully completed election form or request over the telephone. You may make changes to your selection, including termination of the program, by written request or by request over the telephone.

If you participate in the Dollar Cost Averaging Program, we do not take the transfers made under the program into account in determining any transfer fee.

You can only participate in one Dollar Cost Averaging Program at a time. Further, if you are participating in the Dollar Cost Averaging Program you cannot also participate in the Automatic Rebalancing Program, Interest Sweep Option, or a DCA Fixed Account.

Your Dollar Cost Averaging Program will terminate:

•	if you withdraw your total certificate value;

•	if the last transfer you selected has been made;

•	upon payment of the death benefit;

•	if there is insufficient certificate value to make the transfer; or

•	if we receive from you a written request or request over the telephone to terminate the program at our Annuity Service Center at least 5 business days prior to the next transfer date.

We currently do not charge you for participation in the Dollar Cost Averaging Program. However, we reserve the right to charge for this feature in the future. We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

Automatic Rebalancing Program

Over time, the performance of each fund may cause your allocation to shift from your original allocation. You can direct us to automatically rebalance your certificate value allocated to the funds in order to return to your original percentage allocations by selecting our Automatic Rebalancing Program. Certificate value allocated to the fixed accounts cannot participate in the Automatic Rebalancing Program.

You can tell us whether to rebalance monthly, quarterly, semi-annually or annually. The Automatic Rebalancing Program is available only during the accumulation phase. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

You cannot participate in the Automatic Rebalancing Program if you are participating in a Dollar Cost Averaging Program, a DCA Fixed Account, or Interest Sweep Option.

You can terminate the Automatic Rebalancing Program at anytime by giving us written notice or notice over the telephone. Any unscheduled transfer request will automatically terminate the Automatic Rebalancing Program election.

Example:

Assume that you want your initial purchase payment split between 2 funds. You want 40% to be in the Oppenheimer Bond Fund/VA and 60% to be in the Panorama Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Oppenheimer Bond Fund/VA now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Oppenheimer Bond Fund/VA to bring its value back to 40% and use the money to buy more units in the Panorama Growth Portfolio to increase those holdings to 60%.

Interest Sweep Option

Under this program, we will automatically transfer earnings from your certificate value in The Fixed Account to one or more selected funds.

Transfers and Transfer Programs

By allocating these earnings to the funds, you can pursue further growth in the value of your certificate through more aggressive investments. However, the Interest Sweep Option does not assure profit and does not protect against loss in declining markets. The Interest Sweep Option is available only during the accumulation phase. You may request that the earnings be transferred from The Fixed Account on a monthly, quarterly, semiannual or annual frequency.

To participate in this program, you must have at least $5,000 in The Fixed Account at the time of transfer. While the program is in effect, you can adjust your allocations as necessary.

This program will terminate:

•	if you withdraw the total certificate value from The Fixed Account;

•	upon payment of the death benefit;

•	if you begin the income phase of your certificate; or

•	if we receive your written request or request over the telephone to terminate the program at least 5 business days prior to the next scheduled transfer date.

You may not participate in the Interest Sweep Option if you are participating in a Dollar Cost Averaging Program, a DCA Fixed Account, or Automatic Rebalancing Program.

Withdrawals

During the accumulation phase you may make either partial or total withdrawals of your certificate value. The certificate does not provide a death benefit after you withdraw your full certificate value.

Unless you instruct us otherwise, we will take any partial withdrawal proportionally from your certificate value in the funds and The Fixed Account. When making a partial withdrawal, you must withdraw at least $100 or the entire value in a fund or The Fixed Account, if less. We require that after you make a partial withdrawal you keep at least $5,000 in a non-qualified certificate. For qualified certificates, the amount is $2,000, unless your partial withdrawal is a minimum required distribution. Partial withdrawals are subject to a contingent deferred sales charge.

When you make a total withdrawal you will receive the value of your certificate:

•	less any contingent deferred sales charge, if applicable;

•	less any applicable premium tax;

•	less any certificate maintenance charge, and

•	less any purchase payments we credited to your certificate that have not cleared the bank, until they clear the bank.

We take withdrawals first from earnings and then from purchase payments. For purposes of the contingent deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first.

Requests in Writing.  To request a withdrawal in writing, submit to the Annuity Service Center, our fully completed partial surrender or surrender form. If your withdrawal involves an exchange or transfer of assets to another financial institution, we also require a “letter of acceptance” from the financial institution.

Requests by Telephone.  We do not allow full withdrawal requests by telephone. However, you may request partial withdrawals by telephone subject to the following rules:

•	The person requesting the partial withdrawal is the participant;

•	The withdrawal amount may not exceed $25,000;

•	The check will be made payable to the participant and joint participant, if applicable;

•	The check will be sent to the address of the participant requesting the partial withdrawal;

•	A change of address must not have been made within 30 calendar days prior to the partial withdrawal request;

Transfers and Transfer Programs/Withdrawals

•	The request must not be for a withdrawal that is part of a series of substantially equal periodic payments made for life or your life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary; and

•	The certificate must be a non-qualified certificate or IRA certificate (excluding deferred compensation plans).

Withdrawal Effective Date.  For written requests, your withdrawal is effective on the business day we receive, at the Annuity Service Center, our partial surrender or surrender form, fully completed, and, if applicable, a “letter of acceptance.” If we receive this item(s) at our Annuity Service Center on a non-business day or after our business day closes, your withdrawal request will be effective on the next business day. For telephone requests, your withdrawal is effective on the business day we receive your call. For calls received after the close of the business day, your withdrawal will be effective on the next business day.

Delivery of Withdrawal Amount.  We will pay any withdrawal amount within 7 days of the withdrawal effective date, unless we are required to suspend or postpone withdrawal payments.

Systematic Withdrawal Program

This program provides for an automatic monthly, quarterly, semi-annual or annual payment to you from your certificate of at least $100. Your certificate value must be at least $25,000 to initiate the withdrawal plan. Currently, we do not have a charge for this program, but we reserve the right to charge in the future.

You may elect this program in writing or over the telephone. Requests made over the telephone are subject to the rules for requests by telephone described in the Withdrawals section of this prospectus.

Your systematic withdrawal program will begin on the start date you selected as long as we receive your fully completed written request or your request over the telephone at least five business days before the start date you selected.

If you elect to receive your payment pursuant to an electronic funds transfer (“EFT”), we must receive a fully completed written request at least 10 business days before the start date you elected.

We may defer the start of your systematic withdrawal program for one month if your systematic withdrawal start date is less than 5 business days (10 business days for an EFT) after we receive your fully completed written request or request over the telephone. If you do not select a start date, we will automatically begin systematic withdrawals within 5 business days (10 business days for an EFT) after we receive your fully completed written request or request over the telephone. Your request must be in writing. If you are currently participating in a Systematic Withdrawal Program and you want to begin receiving your payments pursuant to an EFT, we will need 10 business days notice to implement this change.

Your systematic withdrawal program ends:

•	if you withdraw your total certificate value;

•	if the next systematic withdrawal will lower your certificate value below the minimum certificate value we allow following a partial withdrawal, unless your withdrawal is a minimum required distribution;

•	if we process the last withdrawal you selected;

•	upon payment of the death benefit;

•	if your value in a selected fund or The Fixed Account is insufficient to complete the withdrawal;

•	if you begin receiving annuity payments; or

•	if you give us a written request or request over the telephone to terminate your program. We must receive your request at least 5 business days before the next withdrawal date.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Withdrawals

Expenses

There are charges and other expenses associated with the certificates that reduce the return on your investment in the certificate. These charges and expenses are:

Insurance Charges

Each business day we deduct our insurance charges from the assets of the separate account. We do this as part of our calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: (1) the mortality and expense risk charge and (2) the administrative charge.

Mortality and Expense Risk Charge

This charge is equal, on an annual basis, to 1.25% of the daily value of the assets invested in each fund, after fund expenses are deducted. This charge is for:

•	the mortality risk associated with the insurance benefits provided, including our obligation to make annuity payments after the annuity date regardless of how long all annuitants live, the death benefits, and the guarantee of rates used to determine your annuity payments during the income phase;

•	the expense risk that the current charges will be insufficient to cover the actual cost of administering the certificate.

We cannot increase the mortality and expense risk charge. If the current mortality and expense risk charge in not sufficient to cover the mortality and expense risk, we will bear the loss. If the amount of the charge is more than sufficient to cover the mortality and expense risk, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the certificate.

Subject to state availability, if we issued you a certificate on or after September 10, 2001, we will increase your certificate value allocated to the funds by 0.15% on each certificate anniversary while your certificate is in effect. We will calculate this increase based on your certificate value allocated to the funds on your certificate anniversary. We will credit this increase proportionally to the funds you are invested in as of your certificate anniversary.

We pay this credit amount out of the revenues we receive for selling the certificates that are eligible for the credit. We provide this credit amount in lieu of reducing expenses directly. We will not subject this credit to the assessment of a contingent deferred sales charge upon withdrawal.

Administrative Charge

This charge is equal, on an annual basis, to 0.15% of the daily value of the assets invested in each fund, after fund expenses are deducted. We assess this charge, together with the annual certificate maintenance charge, to reimburse us for all the expenses associated with the administration of the certificate and the separate account. Some of these expenses are: preparation of the certificate, confirmations, annual reports and statements, maintenance of certificate records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. We can increase this charge, but the charge will never exceed 0.25%. If we increase this charge, we will give you 90 days prior notice.

Annual Certificate Maintenance Charge

At the end of each certificate year, we deduct $30 from your certificate as an annual certificate maintenance charge. We may increase this charge, but it will not exceed $60. If we increase this charge, we will give you 90 days prior notice. Currently, we will not deduct this charge if, when we are to make the deduction, the value of your certificate is $50,000 or more. However, we reserve the right to increase the certificate value amount at which we will waive this charge to $100,000 as provided by the certificate. Subject to state regulations, we will deduct the annual certificate maintenance charge proportionately from the investment choices you have selected. In no event, however, shall that portion of the annual certificate maintenance charge we deducted from the fixed account exceed $30 during any certificate year.

If you make a total withdrawal from your certificate, and the certificate value is less than

Expenses

$50,000, we will deduct the full annual certificate maintenance charge. If your certificate enters the income phase on a date other than its certificate anniversary and the certificate value is less than $50,000, we will deduct a pro rata portion of the charge. During the income phase, we will deduct  1/12th of the annual certificate maintenance charge from each payment regardless of the certificate value.

Contingent Deferred Sales Charge

We do not deduct a sales charge when we receive a purchase payment. However, we may assess a contingent deferred sales charge on any amount you withdraw that exceeds the free withdrawal amount and the amount you apply to an annuity payment. We use this charge to cover certain expenses relating to the sale of the certificate.

If you withdraw:

•	from more than one investment choice, we will deduct the contingent deferred sales charge proportionately from the amounts remaining in the investment choice(s) you selected.

•	the total value from an investment choice, we will deduct the contingent deferred sales charge proportionately from amounts remaining in the investment choices that still have value.

•	your entire certificate value, we will deduct the contingent deferred sales charge from the certificate value. You will receive a check for the net amount.

The amount of the charge depends on the amount of the purchase payments, the length of time since you made the purchase payments, and the amount of your withdrawal or the amount you apply to an annuity payment. The contingent deferred sales charge is assessed as follows:

Year since Purchase Payment was Accepted	Charge
1st Year	7%
2nd Year	6%
3rd Year	5%
4th Year	4%
5th Year	3%
6th Year	2%
7th Year	1%
8th Year and thereafter	0%

After your purchase payment has been in the certificate for 7 years, there is no charge when you withdraw the purchase payment. Each purchase payment has its own 7-year sales charge period. We take withdrawals first from earnings, and then from purchase payments. For purposes of the contingent deferred sales charge, we treat withdrawals as coming from the oldest purchase payments first.

In addition to the free withdrawals described later in this section, we will not impose a contingent deferred sales charge under the following circumstances.

•	Upon payment of the death benefit.

•	Upon payment of a minimum required distribution attributable to this certificate that exceeds the free withdrawal amount;

•	If you are 59 1/2 or older, and you apply your entire certificate value:

•	under a fixed lifetime payment option;

•	under a fixed annuity, fixed term payment option with payments for 10 years or more;

•	to purchase a single premium immediate life annuity issued by us or one of our affiliates;

•	to purchase a single premium immediate annuity certain, with payments guaranteed for 10 years or more, issued by us or one of our affiliates.

•	If you apply your entire certificate value:

•	under a variable lifetime payment option; or

•	under a variable fixed time payment option, with payments for 10 years or more.

•	If you surrender your certificate before April 30, 2005, and the proceeds of the surrender are used to purchase a new group annuity issued by us. The group annuity may be subject to charges upon surrender.

•	If you redeem “excess contributions” from a plan qualifying for special income tax treatment. These types of plans are referred to as Qualified Plans, including Individual Retirement Annuities (IRAs). We look to the Internal Revenue Code for the definition and description of excess contributions.

•	When the certificate is exchanged for another variable annuity certificate issued by us or one of our affiliated insurance companies, of the type and class which we determine is eligible for such

Expenses

an exchange. A contingent deferred sales charge may apply to the certificate received in the exchange. A reduced contingent deferred sales charge schedule may apply under this certificate if a variable annuity certificate issued by us or one of our affiliated insurance companies is exchanged for this certificate. Exchange programs may not be available in all states. We have the right to modify, suspend or terminate any exchange program any time without prior notification. If you want more information about our current exchange programs, contact your registered representative or us at our Annuity Service Center.

Free Withdrawals

You may withdraw, without incurring a contingent deferred sales charge, the greater of:

•	the part of your certificate value that is attributable to positive investment results, if any, on the date of withdrawal; or

•	10% of purchase payments made to your certificate as of the date of withdrawal reduced by any free withdrawal(s) you previously took during the current certificate year.

We take withdrawals first from any positive investment results, if any, and then from purchase payments. If you withdraw an amount which exceeds the free withdrawal amount, we will reduce the amount of your remaining purchase payments. We will calculate the contingent deferred sales charge based on your oldest purchase payments first.

Premium Taxes

Some states and other governmental entities charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from your certificate value for them. Some of these taxes are due when your certificate value is issued, others are due when annuity payments begin. Currently we do not charge you for these taxes until you begin receiving annuity payments or you make a total withdrawal. We may discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5%, depending on the state.

Transfer Fee

During the accumulation phase, you can make 12 free transfers every calendar year. If you make more than 12 transfers a calendar year, we will deduct a transfer fee of $20 or 2% of the amount that is transferred, whichever is less. Any transfers you make as part of the Dollar Cost Averaging Program, the Interest Sweep Option, the DCA Fixed Accounts or the Automatic Rebalancing Program or by using our automated voice response system or the internet (subject to availability) are not subject to the assessment of a transfer fee, and therefore, do not count toward your 12 free transfers every calendar year.

If you request to transfer a dollar amount, we will deduct any transfer fee from the amount transferred. If you request to transfer a percentage of your value in an investment choice, we will deduct the transfer fee from the amount remaining in the investment choice. If you transfer the entire amount in an investment choice, we will deduct the transfer fee from the amount you transfer.

During the income phase, we allow 6 transfers and they are not subject to a transfer fee. We consider all transfers made on one business day as one transfer.

Income Taxes

We will deduct from the certificate any income taxes which we incur because of the operation of the separate account. At the present time, we are not making any such deductions. We will deduct any withholding taxes required by law.

Fund Expenses

The Separate Account purchases shares of the funds at net asset value. The net asset value of each fund reflects investment management fees and other expenses already deducted from the assets of the fund. In addition, one or more of the funds available as an investment choice may pay a distribution fee out of the fund’s assets to us called a “12b-1” fee. Any investment in one of the funds with a 12b-1 fee will increase the cost of your investment in this certificate. Please refer to the fund prospectuses for more information regarding these expenses.

Expenses

The Income Phase

If you want to receive regular income from your annuity, you can choose to receive fixed and/or variable annuity payments under one of six options. You can choose the month and year in which those payments begin. We call that date the annuity date. According to your certificate, your annuity date cannot be earlier than 5 years after you buy the certificate. However, we currently allow you to select an annuity date that is at least 30 days after you purchase your certificate.

You choose your annuity date when you purchase your certificate. You can change it at any time before the annuity date provided you give us 30 days written notice. If you do not choose an annuity option, we will assume that you selected Life Income with 10 years of payments guaranteed.

Annuity payments must begin by the earlier of:

(1)	The annuitant’s 90th birthday or the 90th birthday of the oldest joint annuitant;

(2)	Your 90th birthday if you are not the annuitant or the 90th birthday of the oldest joint participant; or

(3)	The latest date permitted under state law.

We make annuity payments based on the age and sex of the annuitant under all options except Option E. We may require proof of age and sex before annuity payments begin.

At the annuity date, you have the same fund choices that you had in the accumulation phase. You can choose whether payments will be fixed, variable, or a combination of both. If you do not tell us otherwise, we will base your annuity payments on the investment allocations that are in place on the annuity date. Therefore, any amounts in the funds will be applied to a variable payout and any amounts in the Fixed Account will be applied to a fixed payout.

If your certificate value is less than $2,000 on the annuity date, we reserve the right to pay you a lump sum rather than a series of annuity payments. If any annuity payment is less than $100, we reserve the right to change the payment basis to equivalent less frequent payments.

In order to avoid adverse tax consequences, you should begin to take distributions no later than the beginning date required by the Internal Revenue Service. Such distribution should be at least equal to the minimum amount required by the Internal Revenue Service or paid through an annuity option that complies with the required minimum distribution rules of Internal Revenue Code Section 401(a)(9). If your certificate is an IRA, the required beginning date should be no later than April 1 of the year after you reach age 70 1/2. For qualified plans and TSAs, that date is no later than April 1 of the year following the later of the year you reach age 70 1/2 or the year in which you retire.

Fixed Annuity Payments

If you choose fixed payments, the payment amount will not vary. The payment amount will depend upon the following 6 things:

•	the value of your certificate on the annuity date;

•	the deduction of premium taxes, if applicable;

•	the deduction of the annual certificate maintenance charge;

•	the deduction of a contingent deferred sales charge, if applicable:

•	the annuity option you select; and

•	the age and sex of the annuitant (and the age and sex of the joint annuitant, if any).

Variable Annuity Payments

If you choose variable payments, the payment amount will vary with the investment performance of the funds. The first payment amount will depend on the following 7 things:

•	the value of your certificate on the annuity date;

•	the deduction of premium taxes, if applicable;

•	the deduction of the annual certificate maintenance charge;

•	the deduction of a contingent deferred sales charge, if applicable;

•	the annuity option you select;

•	the age and sex of the annuitant (and the age and sex of the joint annuitant, if any); and

•	an assumed investment rate (AIR) of 4% per year.

The Income Phase

Future variable payments will depend on the performance of the funds you selected. If the actual performance exceeds the 4% assumed investment rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual rate is less than 4% plus the amount of the deductions, your annuity payments will decrease.

Annuity Unit Value

In order to keep track of the value of your variable annuity payment, we use a unit of measure called an annuity unit. We calculate the number of your annuity units at the beginning of the income phase. During the income phase, the number of annuity units will not change. However, the value of your annuity units will change to reflect the investment performance of the funds you selected. The Statement of Additional Information contains more information on how annuity payments and annuity unit values are calculated.

Annuity Options

The following annuity options are available. After annuity payments begin, you cannot change the annuity option or the frequency of annuity payments. In addition, during the income phase we do not allow withdrawals.

Annuity Option A – Life Income.  Under this option we make fixed and/or variable periodic payments as long as the annuitant is alive. After the annuitant dies we stop making payments.

Annuity Option B – Life Income with Period Certain.  We will make fixed and/or variable periodic payments for a guaranteed period, or as long as the annuitant lives, whichever is longer. The guaranteed period may be 5, 10 or 20 years. If the beneficiary chooses, he/she may elect a lump sum payment equal to the present value of the remaining guaranteed annuity payments.

Annuity Option C – Joint and Last Survivor – Payments.  We will make fixed and/or variable periodic payments during the joint lifetime of 2 annuitants. When one dies, we will continue making these payments to the survivor as if both annuitants were alive. We will not make payments after both annuitants have died.

Annuity Option D – Joint and 2/3 Survivor Annuity.  We will make fixed and/or variable periodic payments during the joint lifetime of 2 annuitants. We will continue making payments during the lifetime of the surviving annuitant. We will compute these payments for the surviving annuitant on the basis of two-thirds of the annuity payment (or units) in effect during the joint lifetime. We will not make payments after both annuitants have died.

Annuity Option E – Period Certain.  We will make fixed and/or variable periodic payments for a specified period. The specified period must be at least 5 years and cannot be more than 30 years. If you would like to receive all or part of the present value of the payments under this annuity option at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future income payments will be reduced accordingly.

Annuity Option F – Special Income Settlement Agreement.  We will pay you on a fixed and/or variable basis in accordance with terms agreed upon in writing by both you and us. If we agree to pay you a variable annuity payment for a specified period of time under this annuity option and you would like to receive all or part of the present value of the periodic payments at any time, you may elect to receive it in a lump sum or have it applied to another annuity option. If you so elect, your future income payments will be reduced accordingly.

Limitation on Payment Options.  If you purchased this as a tax-qualified certificate, the Internal Revenue Code may impose restrictions on the types of payment options that you may elect.

The Income Phase

Death Benefit

Death Of Participant During The Accumulation Phase

If you or the joint participant dies during the accumulation phase, we will pay a death benefit to your primary beneficiary. If the joint participant dies, we will treat the surviving joint participant, if any, as the primary beneficiary. We will treat any other beneficiary designation on record at the time of death as a contingent beneficiary unless you have changed it in writing.

Your beneficiary may request that the death benefit be paid under one of the death benefit options. If the beneficiary is your spouse, he or she may elect to become the participant of the certificate at the then current certificate value, which may be less than the death benefit. If joint participants die simultaneously, the death benefit will become payable.

Death Benefit Amount During The Accumulation Phase

The basic death benefit is the only death benefit available to participants purchasing certificates prior to May 1, 2000. Subject to state availability, if you purchased your certificate on or after May 1, 2000, you may select the ratchet death benefit. However, if you are age 80 or over when we issue your contract, the ratchet death benefit is not available.

If you select the ratchet death benefit, you will pay an additional charge. We will automatically pay a death benefit under the basic death benefit unless you have selected the ratchet death benefit.

Impact of Withdrawals on

the Death Benefit Amount

When calculating the death benefit amount payable from your certificate, we reflect each withdrawal of certificate value as a deduction. Generally, the deduction equals the dollar amount of each withdrawal. We use the phrase “less any” to describe this treatment of withdrawals within our formulas. In some cases, we reflect each withdrawal of certificate value as a percentage of the certificate value withdrawn. We use the percentage of certificate value withdrawn to lower the death benefit by the same percentage. We use the phrase “adjusted for any” to describe this treatment of withdrawals within our formulas.

Basic Death Benefit.  The basic death benefit before you or the oldest joint participant reaches age 75 will be the greater of:

(1)	your purchase payments, less* any withdrawals and any applicable charges; or

(2)	your certificate value as of the business day we receive proof of death and election of the payment method; or

(3)	your certificate value on the most recent 3 year certificate anniversary, plus any subsequent purchase payments, less* any subsequent withdrawals including any applicable charges. Your first certificate anniversary is one calendar year from the date we issued your certificate.

* (For certificates issued on or after October 1, 2003, subject to state approval and implementation, the word “less” is replaced with “adjusted for”.)

Death Benefit

After you or the oldest joint participant reaches age 75, the death benefit during the accumulation period will be the greater of:

(1)	the purchase payments, less* any withdrawals and any applicable charges; or

(2)	your certificate value as of the business day we receive proof of death and election of the payment method; or

(3)	your certificate value on the most recent 3 year certificate anniversary prior to the participant or the oldest joint participant reaching age 75, plus any subsequent purchase payments, less* any subsequent withdrawals, including any applicable charges. Your first certificate anniversary is one calendar year from the date we issued your certificate.

* (For certificates issued on or after October 1, 2003, subject to state approval and implementation, the word “less” is replaced with “adjusted for”.)

If the certificate is owned by a non-natural person, participant means annuitant for purposes of determining the death benefit amount.

Ratchet Death Benefit.  If you choose the ratchet death benefit, the death benefit will be the greater of:

(1)	your certificate value as of the business day we receive proof of death at our Annuity Service Center and election of the payment method; or

(2)	the annual ratchet death benefit amount.

We calculate the annual ratchet death benefit amount as follows:

When we issue your certificate, the annual ratchet death benefit is equal to your initial purchase payment. Thereafter, and prior to the date you, or the oldest joint participant or the annuitant if the certificate is purchased by a non-natural entity reaches age 80, we will calculate the ratchet death benefit:

•	when you make a purchase payment;

•	when you make a partial withdrawal; and

•	on your certificate anniversary.

You will increase your ratchet death benefit if you make a purchase payment. If you make a subsequent purchase payment, the annual ratchet death benefit is equal to the most recently calculated annual ratchet death benefit plus the additional purchase payment.

You will decrease your ratchet death benefit if you make a partial withdrawal. If you make a withdrawal, the annual ratchet death benefit is equal to the most recently calculated annual ratchet death benefit, minus a withdrawal amount. We calculate the withdrawal amount as follows:

a)	divide the amount withdrawn by the most recent certificate value, and

b)	multiply it by the most recent annual ratchet death benefit.

On your certificate anniversary, the annual ratchet death benefit is equal to the greater of your certificate value or the most recently calculated annual ratchet death benefit.

If you do not make any additional purchase payments or any withdrawals, the annual ratchet death benefit will be the greater of all certificate anniversary certificate values on or prior to the date we calculate the death benefit.

When you, or the oldest joint participant, or the annuitant if the certificate is purchased by a non-natural entity, reaches age 80, the death benefit is the greater of:

(1)	your certificate value as of the business day we receive proof of death at our Annuity Service Center and election of the payment method; or

(2)	the annual ratchet death benefit amount calculated on the certificate anniversary just prior to age 80, and adjusted for subsequent purchase payments and/or partial withdrawals in the same manner as described under (a) and (b) above.

We will deduct a quarterly charge for the ratchet death benefit from the value of the assets in the investment choices. This charge is currently 0.15% on an annual basis of the daily value of the assets invested in the investment choices. We will deduct this charge proportionately from the investment choices you have selected. This charge is guaranteed not to exceed 0.35% if you were age 60 or less when we issued your certificate; 0.50% if you were age 61 through age 70 when we issued your certificate; or 0.70% if you were age 71 and older when we issued your certificate.

Death Benefit

Death Benefit Payment Options During The Accumulation Phase

A beneficiary who is not your surviving spouse must elect to receive the death benefit under one of the following options, in the event you die during the accumulation phase.

Option 1 – lump sum payment of the death benefit; or

Option 2 – the payment of the entire death benefit within 5 years of the date of death; or

Option 3 – payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or any joint participant.

If a lump sum payment is requested, we will pay the amount within 7 days after we receive due proof of death and other necessary information at our Annuity Service Center, unless we are required to suspend or delay payment. Payment to the beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by us of proof of death.

The availability of certain death benefit options may be limited for tax-qualified certificates in order to comply with the required minimum distribution rules.

Death Of Participant During The Income Phase

If you or the joint participant dies during the income phase, but the annuitant is still alive, we will pay the remaining payments under the annuity option elected at least as rapidly as under the method of distribution in effect at the time of your death.

Death Of Annuitant

If the annuitant, who is not the participant or joint participant, dies during the accumulation phase,

you can name a new annuitant subject to the underwriting rules we have in effect at the time. If you do not name an annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the participant is a non-natural person we will treat the death of the annuitant as the death of the participant, and you may not name a new annuitant.

Upon the death of the annuitant on or after the annuity date, the death benefit, if any, is as specified in the annuity option elected. We will pay death benefits at least as rapidly as under the method of distribution in effect at the annuitant’s death.

Taxes

NOTE:  We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Certificates In General

Annuity certificates are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will generally not be taxed on the earnings on the money held in your annuity certificate until you take the money out. This is referred to as tax deferral.

For variable annuity certificates, tax deferral depends on the insurance company, and not you, having control of the assets held in the separate account. You can allocate account value from one fund of the separate account to another but cannot direct the investments each fund makes. If you have too much “investor control” of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

Death Benefit/Taxes

The Internal Revenue Service (IRS) has provided some guidance on investor control but several issues remain unclear. One unanswered question is whether a participant can have too much investor control if the variable certificate offers a large choice of funds in which to invest account values.

We do not know if the IRS will issue any guidance on this question. We do not know if any guidance would have a retroactive effect. Consequently, we reserve the right to modify the certificate, as necessary, so that you will not be treated as having investor control of the assets held under the separate account.

There are different rules as to how you are taxed depending on how you take the money out and the type of certificate – qualified or non-qualified (see following sections).

You, as the participant of a non-qualified annuity, will generally not be taxed on increases in the value of your certificate until a distribution occurs – either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have recovered all of your purchase payments are fully includible in income.

When a non-qualified certificate is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the certificate as an agent for a natural person), the certificate will generally not be treated as an annuity for tax purposes.

On June 7, 2001, President Bush signed into law the “Economic Growth and Tax Relief Reconciliation Act of 2001” (“EGTRRA”). Some of EGTRRA’s provisions include increased contribution limits for tax-qualified retirement plans, catch-up contribution limits for eligible participants and enhanced rollover opportunities. It is important to note that some states do not automatically conform their state income tax codes to reflect changes to the federal income tax code. Consequently, these states will not follow the provisions enacted by EGTRRA until they conform their income tax codes to the federal code. This nonconformity may result in state income tax consequences to participants of qualified retirement arrangements. Accordingly, participants of qualified retirement arrangements are urged to seek the advice of their independent tax counsel to determine whether any adverse state income tax consequences would result from their compliance with EGTRRA’s provisions.

Qualified And Non-Qualified Certificates

If you purchase the certificate as an individual and not under any tax-qualified retirement plan, specially sponsored program or an individual retirement annuity, your certificate is referred to as a non-qualified certificate.

If you purchase the certificate under a tax-qualified retirement plan, specially sponsored program, or an individual retirement annuity, (IRA) your certificate is referred to as a qualified certificate. Examples of tax-qualified retirement plans are: deductible and non-deductible IRAs, Tax Sheltered Annuities (TSAs) and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 Plans.

Withdrawals – Non-Qualified Certificates

The Code generally treats any withdrawals (1) allocable to purchase payments made after August 13, 1982 in an annuity certificate entered into prior to August 14, 1982 and (2) from an annuity certificate entered into after August 13, 1982, as first coming from earnings and then from your purchase payments. The withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity certificate which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)	paid on or after you reach age 59 1/2;

(2)	paid to your beneficiary after you die;

Taxes

(3)	paid if you become totally disabled (as that term is defined in the Code);

(4)	paid in a series of substantially equal periodic payments made annually (or more frequently) for life or your life expectancy or for the joint lives or joint life expectancies of you and your designated beneficiary;

(5)	paid under an immediate annuity; or

(6)	which come from purchase payments made before August 14, 1982.

Withdrawals – Qualified Certificates

If you have no cost basis for your interest in a qualified certificate, the full amount of any distribution is taxable to you as ordinary income. If you do have a cost basis for your interest, a portion of the distribution is taxable, generally based on the ratio of your cost basis to your total certificate value. Special tax rules may be available for certain distributions from a qualified certificate.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from tax-qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403 (Tax-Sheltered Annuities), 408 (Individual Retirement Annuities – IRAs), and 408A (Roth IRAs). Exceptions from the penalty tax are as follows:

•	distributions made on or after you reach age 59 1/2;

•	distributions made after your death or disability (as defined in Code Section 72(m)(7));

•	after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary (in applying this exception to distributions from IRAs, a severance from employment is not required);

•	distributions made after severance from employment if you have reached age 55 (not applicable to distributions from IRAs);

•	distributions made to you up to the amount allowable as a deduction to you under Code Section 213 for amounts you paid during the taxable year for medical care;

•	distributions made on account of an IRS levy made on a tax-qualified retirement plan or IRA;

•	distributions made to an alternate payee pursuant to a qualified domestic relations order (not applicable to distributions from IRAs);

•	distributions from an IRA for the purchase of medical insurance (as described in Code Section 213(d)(1)(D)) for you and your spouse and dependents if you received unemployment compensation for at least 12 weeks and have not been re-employed for at least 60 days;

•	distributions from an IRA to the extent they do not exceed your qualified higher education expenses (as defined in Code Section 72(t)(7)) for the taxable year; and

•	distributions from an IRA which are qualified first-time home buyer distributions (as defined in Code Section 72(t)(8)).

Generally, distributions from a tax-qualified retirement plan must begin no later than April 1st of the calendar year following the later of (a) the year in which you attain age 70 1/2 or (b) the calendar year in which you retire. The date set forth in (b) does not apply to an IRA. Required distributions do not apply to a Roth IRA during your lifetime. Required distributions generally must be over a period not exceeding your life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. Under the 2002 Final and Temporary Regulations issued under Code Section 401(a)(9), required distributions may be made over joint lives or joint life expectancies if your designated beneficiary is your spouse who is more than 10 years younger than you. If required minimum distributions are not made, a 50% penalty tax is imposed on the amount that should have been distributed.

The 2002 Final and Temporary Regulations issued under Code section 401(a)(9) included a provision that could increase the amount of required minimum distributions for certain individuals. Temporary Regulation section 1.401(a)(9)-6T, Q&A-12, requires that when calculating an individual’s account balance for required minimum distribution purposes, the balance must include the actuarial value of any other benefits that will be provided under the annuity contract. The IRS provided relief from this provision in

Taxes

Notice 2003-2 and indicated that such relief will continue to be available at least through the end of the calendar year in which final regulations are issued. It is unclear at this time how any final regulations would impact this issue.

Withdrawals – Tax-Sheltered Annuities

Pursuant to Revenue Ruling 90-24, we will allow partial or full transfers of a participant’s interest in a non-ERISA Tax-Sheltered Annuity (TSA) to this certificate as long as the originating TSA is not issued by us or one of our affiliates. However, this certificate cannot be used for salary reduction contributions. You cannot take a loan under this certificate.

The Code limits the withdrawal of salary reduction amounts from certain TSAs. Withdrawals of salary reduction amounts and their earnings can only be made when a participant:

(1)	reaches age 59 1/2;

(2)	has a severance from employment;

(3)	dies;

(4)	becomes disabled, as that term is defined in the Code; or

(5)	in the case of hardship.

In the case of hardship, the participant can only withdraw the purchase payments and not any earnings. The participant would be responsible for suspending salary reduction contributions to any other TSA contract for a six-month period following the date of a hardship distribution.

Certificate value as of December 31, 1988 and certificate amounts attributable to service with a former employer are not subject to these withdrawal restrictions. Additionally, return of “excess contributions” or amounts paid to a spouse as a result of a qualified domestic relations order are generally not subject to these restrictions.

Withdrawals-457(b) Deferred Compensation Plan

Amounts may not be paid to a participant of a 457(b) deferred compensation plan prior to the participant’s:

•	attainment of age 70 1/2;

•	severance from employment;

•	incurring an unforeseeable emergency; or

•	compliance with a qualified domestic relations order (QDRO).

In certain circumstances, amounts may also be distributed upon termination of the deferred compensation plan or if the contract contains $5,000 or less, as provided by the plan.

Non-Resident Aliens

Generally, a pre-death distribution from a certificate to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. A “non-resident alien” is a person who is neither a US citizen nor resident in the US. We are required to withhold this tax and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on a Form W8-BEN, providing us with: (1) proof of residency (in accordance with Internal Revenue Service requirements); and (2) an US individual taxpayer identification number. If the non-resident alien does not meet the above conditions, we will withhold 30% of income from the distribution.

Taxes

Other Information

Performance

We may advertise certain performance-related information. This information reflects historical performance and is not intended to indicate or predict the future performance.

Standardized Total Returns

We will show standardized average annual total returns for sub-accounts that have been in existence for more than one year. These returns assume you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects a deduction for the contingent deferred sales charge, the annual certificate maintenance charge and all other separate account and certificate level charges, except premium taxes, if any.

If a sub-account has been in existence for less than one year, we will show the aggregate total return. This assumes you made a single $1,000 payment at the beginning of the period and withdrew the entire amount at the end of the period. The return reflects the change in unit value and a deduction of the contingent deferred sales charge.

Nonstandard Total Returns

We will also show total returns based on historical performance of the sub-accounts and underlying funds. We may assume the certificates were in existence prior to their inception date, September 1, 1998, which they were not. Total return percentages include all fund level expenses, total separate account expenses and all contract level charges. The returns do not include premium taxes, if any. If premium taxes were included, returns would be less than those shown.

We may also calculate total return percentages which include all fund expenses and total separate account expenses. The total return percentages will not include the contingent deferred sales charge, annual maintenance charge, or premium taxes, if any. If these charges were included, returns would be less than those shown.

Total Returns  compare the value of an accumulation unit at the beginning of a period with the value of an accumulation unit at the end of the period.

Average Annual Total Returns  measure performance over a period of time greater than one year. Average annual total returns compare values over a given period of time and express the percentage as an average annual rate.

Yield and Effective Yield

We may also show yield and effective yield for the Oppenheimer Money Fund/VA over a seven-day period, which we then “annualize”. This means that when we calculate yield, we assume that the amount of money the investment earns for the week is earned each week over a 52-week period. We show this as a percentage of the investment. We calculate the effective yield similarly, but when we annualize the amount, we assume the income earned is re-invested. Therefore, the effective yield may be slightly higher than the yield because of the compounding effect.

Related Performance

Some of the funds available to you are similar to mutual funds offered in the retail marketplace. These funds generally have the same investment objectives, policies and portfolio managers as the retail mutual funds and usually were formed after the retail mutual funds. While these funds generally have identical investment objectives, policies and portfolio managers, they are separate and distinct from retail mutual funds. In fact, performance of these funds may be dramatically different from the performance of the retail mutual funds. This is due to differences in the funds’ sizes, dates shares of stocks are purchased and sold, cash flows and expenses. You should remember that retail mutual fund performance is not the performance of the funds available in this certificate and is not an indication of future performance of these funds.

Distribution

MML Distributors, LLC (MML Distributors) serves as principal underwriter for the certificate. The purpose of the underwriter is to distribute the certificate. MML Distributors is an indirect wholly-owned subsidiary of MassMutual. MML Distributors is located at 1414 Main Street, Springfield, Massachusetts 01144-1013.

Other Information

We will pay commissions to broker-dealers who sell the certificate. Currently, we pay an amount up to 7% of purchase payments. We also may pay a commission that is a combination of purchase payments and certificate value. These alternatives could exceed 7%.

Broker-dealer firms may receive separate compensation or reimbursement from us or MML Distributors for, among other things, training of sales personnel, marketing or other services they provide to us or our affiliates. In addition, we or MML Distributors may enter into special compensation arrangements with certain broker-dealer firms based on aggregate or anticipated sales of the certificate or other criteria. These special compensation arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Any such compensation payable to a broker-dealer firm will be paid by MML Distributors or us out of our or MML Distributor’s assets and will not result in any additional direct charge to you.

Special Arrangement

For certain group or sponsored arrangements there may be expense savings that could be passed on to the customer because our cost for sales, administration, and mortality generally vary with the size of the customer. We will consider factors such as the size of the group, the nature of the sale, the expected purchase payment volume, and other factors we consider significant in determining whether to reduce charges. Subject to applicable state laws and regulations, we reserve the right to reduce the mortality and expense risk charge, the administrative charge, the annual certificate maintenance charge or any other charge that is appropriate to reflect any expense savings. We will make any reductions according to our rules in effect when an application for a certificate is approved. We may change these rules from time to time. Any reduction in charges will reflect differences in costs or services, and will not be unfairly discriminatory.

We reserve the right to modify or terminate this arrangement.

Electronic Transmission Of Application Information

Upon agreement with a limited number of broker-dealers, we will accept electronic data transmissions of application information. Our Annuity Service Center will accept this information at the time the initial purchase payment is transmitted by wire. We will not allow you to exercise any ownership rights in the certificate until you have signed and returned to us one of the following: an application; a delivery receipt; or what we consider to be their equivalent. Please contact your registered representative for more information.

Assignment

You can assign the certificate at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the certificate before we receive notice of the assignment. You may be subject to tax consequences if you assign your certificate.

If the certificate is issued pursuant to a qualified plan, there may be limitations on your ability to assign the certificate. If you assign your certificate, your rights may only be exercised with the consent of the assignee of record. We require consent of any irrevocable beneficiary before we assign proceeds.

Replacement of Life Insurance or Annuities

A “replacement” occurs when a new policy or contract is purchased and, in connection with the sale, an existing policy or contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financial purchase. A “financial purchase” occurs when the purchase of a new life insurance policy or annuity contract involves the use of funds obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

Other Information

There are circumstances in which replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. Accordingly, you should make a careful comparison of the costs and benefits of your existing policy or contract and the proposed policy or contract to determine whether replacement is in your best interest.

Suitability

According to federal securities law, a registered representative is required to recommend a security only when he/she believes that the security is suitable for the customer. The registered representative must have reasonable grounds for believing that the recommendation is suitable for such customer based upon the facts disclosed by the customer as to his/her other security holdings and his/her financial situation and needs.

Please note that we and our affiliates offer a variety of annuity contracts. Each contract is designed to satisfy a customer’s need for a long- term retirement product. Please ask your registered representative for more information about the annuity contracts we issue to determine if one of them is a suitable investment for you based upon your needs and financial situation.

Voting Rights

We are the legal owner of the fund shares. However, when a fund solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other participants, instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares, for which we have not received voting instructions, in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

During the accumulation phase of your certificate and while the annuitant is living, we determine the number of shares you may vote by dividing your certificate value in each fund, if any, by $100. Fractional shares are counted. During the income phase or after the annuitant dies, we determine the number of shares you may vote based on our liability for future variable monthly annuity payments.

Reservation Of Rights

We reserve the right to:

•	substitute another fund for one of the funds you selected, and

•	add or eliminate sub-accounts.

If we exercise any of these rights, we will receive prior approval from the Securities and Exchange Commission, if necessary. We will also give you notice of our intent to exercise any of these rights.

Suspension Of Payments Or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers from the funds for any period when:

•	the New York Stock Exchange is closed (other than customary weekend and holiday closings); or

•	trading on the New York Stock Exchange is restricted;

•	an emergency exists as a result of which disposal of shares of the funds is not reasonably practicable or we cannot reasonably value the shares of the funds;

•	during any other period when the Securities and Exchange Commission, by order, so permits for your protection.

We reserve the right to defer payment for a withdrawal from The Fixed Account for the period permitted by law but not for more than six months.

Legal Proceedings

We are involved in litigation arising in and out of the normal course of business, including class action and purported class action suits, which seek both compensatory and punitive damages. While we are not aware of any actions or allegations that should reasonably give rise to any material adverse impact, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially impact our financial position, results of operations, or liquidity.

Other Information

Financial Statements

We have included our company statutory financial statements and those of the separate account in the Statement of Additional Information.

Additional Information

For further information about the certificate, you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a form for that purpose.

The Table of Contents of this statement is as follows:

1.	Company

2.	Custodian

3.	Assignment of Certificate

4.	Distribution

5.	Purchase of Securities Being Offered

6.	Accumulation Units and Unit Value

7.	Transfers During the Income Phase

8.	Payment of Death Benefit

9.	Annuity Payments

10.	Federal Tax Matters

11.	Experts

12.	Financial Statements

Other Information

[THIS PAGE INTENTIONALLY LEFT BLANK]

To:	MassMutual Financial Group

Annuity Service Center HUB

P.O. Box 9067

Springfield, MA 01102-9067

Please send me a Statement of Additional Information for MassMutual’s Panorama Premier.

Name

Address

City	State	Zip

Telephone

[THIS PAGE INTENTIONALLY LEFT BLANK]

Appendix A

Condensed Financial Information

The following schedules include accumulation unit values for the periods indicated. We have extracted this data from the separate account’s audited financial statements. You should read this information in conjunction with the separate account’s audited financial statements and related notes that are included in the Statement of Additional Information.

Accumulation Unit Values

Sub-Account	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998	Value at Inception Date
Oppenheimer Money	$12.31	$12.38	$12.37	$12.08	$11.54	$11.15	$10.00(a)
Oppenheimer Bond	14.34	13.62	12.66	11.91	11.39	11.73	10.00(a)
Panorama Total Return	11.97	10.03	11.89	12.95	13.47	13.88	10.00(a)
Panorama Growth	11.28	9.02	11.29	12.81	14.87	15.67	10.00(a)
Oppenheimer International Growth	14.40	9.73	13.80	18.49	20.70	13.96	10.00(a)
Fidelity VIP Contrafund®	13.93	10.99	12.30	14.21	15.44	12.60	10.00(a)
American Century VP Income & Growth	11.68	9.16	11.52	12.74	14.46	12.42	10.00(a)
T. Rowe Price Mid-Cap Growth(f)	17.50	12.82	16.51	16.90	15.96	13.08	10.00(a)
MML Small Cap Equity	14.00	10.82	12.44	12.21	10.89	11.16	10.00(a)
MML Equity	7.53	5.99	7.55	8.98	8.85	N/A	10.00(b)
MML Blend	8.72	7.45	8.53	9.18	9.31	N/A	10.00(b)
MML Equity Index	8.05	6.37	8.34	9.64	10.81	N/A	10.00(b)
MML Small Cap Growth Equity	12.84	8.76	11.99	13.94	16.41	N/A	10.00(b)
MML Growth Equity	7.56	6.24	8.76	11.88	12.88	N/A	10.00(c)
Oppenheimer High Income	11.31	9.26	9.62	9.56	10.08	N/A	10.00(c)
Oppenheimer Aggressive Growth	7.57	6.11	8.58	12.66	14.47	N/A	10.00(c)
Oppenheimer Capital Appreciation	9.98	7.73	10.71	12.43	12.63	N/A	10.00(c)
Oppenheimer Global Securities	13.21	9.37	12.20	14.07	13.57	N/A	10.00(c)
Oppenheimer Strategic Bond	13.28	11.40	10.76	10.41	10.28	N/A	10.00(c)
Oppenheimer Main Street	8.57	6.86	8.57	9.67	10.75	N/A	10.00(c)
American Century VP Value	12.96	10.19	11.83	10.63	9.13	N/A	10.00(c)
Fidelity VIP Growth	7.65	5.84	8.49	10.46	11.93	N/A	10.00(c)
Fidelity VIP Growth Opportunities	6.90	5.40	7.01	8.31	10.18	N/A	10.00(c)
MFS® Investors Trust	8.04	6.67	8.56	10.33	10.49	N/A	10.00(c)
Janus Aspen Worldwide Growth	8.22	6.72	9.15	11.96	14.38	N/A	10.00(c)
Janus Aspen Capital Appreciation	8.63	7.26	8.73	11.31	14.02	N/A	10.00(c)
Templeton Foreign Securities	9.20	7.05	8.78	10.60	11.01	N/A	10.00(c)
Scudder VIT Small Cap Index	12.58	8.71	11.12	11.05	11.66	N/A	10.00(c)
Calvert Social Balanced	8.94	7.60	8.77	9.56	N/A	N/A	10.00(d)
Scudder VIT EAFE® Equity Index	6.61	5.03	6.50	8.75	N/A	N/A	10.00(d)
INVESCO VIF – Financial Services	11.94	9.35	11.14	12.53	N/A	N/A	10.00(d)
INVESCO VIF – Health Sciences	10.21	8.10	10.88	12.62	N/A	N/A	10.00(d)
INVESCO VIF – Technology	2.69	1.88	3.58	6.70	N/A	N/A	10.00(d)
Janus Aspen Balanced	9.39	8.35	9.05	9.62	N/A	N/A	10.00(d)
MML Emerging Growth	4.89	3.40	6.00	7.28	N/A	N/A	10.00(d)
MML Large Cap Value	9.08	7.11	8.61	9.82	N/A	N/A	10.00(d)
MML OTC 100	3.60	2.46	3.99	6.05	N/A	N/A	10.00(d)
Oppenheimer Balanced(h)	10.92	8.87	10.03	9.96	N/A	N/A	10.00(d)
MML Enhanced Index Core Equity	8.87	7.08	9.17	N/A	N/A	N/A	10.00(e)
MML Small Company Opportunities	13.99	9.97	10.80	N/A	N/A	N/A	10.00(e)
American Funds® Asset Allocation	11.59	N/A	N/A	N/A	N/A	N/A	10.00(g)
American Funds® Growth Income	12.53	N/A	N/A	N/A	N/A	N/A	10.00(g)
Franklin Small Cap Value Securities	13.21	N/A	N/A	N/A	N/A	N/A	10.00(g)
MFS® New Discovery	12.77	N/A	N/A	N/A	N/A	N/A	10.00(g)
MML Inflation-Protected Bond	10.37	N/A	N/A	N/A	N/A	N/A	10.00(g)
T. Rowe Price Blue Chip Growth	11.97	N/A	N/A	N/A	N/A	N/A	10.00(g)
T. Rowe Price Equity Income	12.18	N/A	N/A	N/A	N/A	N/A	10.00(g)

(a) Commencement of public offering was September 1, 1998.

(b) Commencement of public offering was May 1, 1999.

(c) Commencement of public offering was September 1, 1999.

(d) Commencement of public offering was May 1, 2000.

(e) Commencement of public offering was May 1, 2001.

(f) Unavailable in certificates issued on or after May 1, 2004.

(g) Commencement of public offering was May 1, 2003.

(h) Prior to May 1, 2004, this Sub-Account was called Oppenheimer Multiple Strategies Sub-Account.

Appendix A

A1

Accumulation Units Outstanding

Sub-Account	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2001	Dec. 31, 2000	Dec. 31, 1999	Dec. 31, 1998
Oppenheimer Money(a)	948,905	1,595,771	1,395,262	792,039	436,777	2,167,370
Oppenheimer Bond(a)	1,814,768	1,898,095	1,257,963	547,139	327,077	1,610,177
Panorama Total Return(a)	256,042	258,009	273,612	273,560	261,029	7,175,242
Panorama Growth(a)	216,292	231,813	201,550	203,257	176,938	7,066,702
Oppenheimer International Growth(a)	270,501	269,390	288,232	280,107	155,443	1,866,209
Fidelity VIP Contrafund®(a)	1,703,633	1,662,979	1,703,508	1,787,218	1,000,962	539,768
American Century VP Income & Growth(a)	1,727,188	1,702,226	1,599,495	1,527,624	900,257	695,584
T. Rowe Price Mid-Cap Growth(a),(f)	1,237,708	1,216,718	1,203,261	1,111,329	488,577	279,360
MML Small Cap Equity(a)	406,542	440,255	352,726	291,952	171,242	167,833
MML Equity(b)	1,036,153	1,147,600	995,433	754,047	339,319	N/A
MML Blend(b)	1,111,667	1,171,735	1,121,037	1,028,458	488,221	N/A
MML Equity Index(b)	740,670	740,925	766,815	791,981	401,002	N/A
MML Small Cap Growth Equity(b)	250,266	267,059	246,385	236,740	91,809	N/A
MML Growth Equity(b)	243,985	245,860	248,872	242,361	83,864	N/A
Oppenheimer High Income(c)	946,478	700,041	445,096	311,380	91,128	N/A
Oppenheimer Aggressive Growth(c)	925,069	1,030,112	1,110,759	1,033,423	90,449	N/A
Oppenheimer Capital Appreciation(c)	1,482,823	1,399,715	1,092,022	808,485	73,481	N/A
Oppenheimer Global Securities(c)	1,303,889	1,209,786	1,023,711	801,133	94,620	N/A
Oppenheimer Strategic Bond(c)	1,287,439	1,025,134	775,541	486,747	106,455	N/A
Oppenheimer Main Street(c)	2,284,433	2,256,736	2,075,929	1,880,060	272,531	N/A
American Century VP Value(c)	1,057,243	986,366	678,158	276,542	27,815	N/A
Fidelity VIP Growth(c)	921,941	938,400	1,011,560	999,821	93,012	N/A
Fidelity VIP Growth Opportunities(c)	308,674	342,092	329,701	277,149	57,525	N/A
MFS® Investors Trust(c)	361,929	393,901	381,310	297,441	27,935	N/A
Janus Aspen Worldwide Growth(c)	1,271,343	1,419,078	1,557,980	1,544,164	255,035	N/A
Janus Aspen Capital Appreciation(c)	1,185,019	1,328,959	1,504,205	1,579,044	325,091	N/A
Templeton Foreign Securities(c)	334,203	281,351	224,587	174,937	32,889	N/A
Scudder VIT Small Cap Index(c)	173,275	151,644	151,439	130,861	14,639	N/A
Calvert Social Balanced(d)	77,986	61,284	35,936	9,862	N/A	N/A
Scudder VIT EAFE® Equity Index(d)	49,927	43,274	18,384	6,101	N/A	N/A
INVESCO VIF – Financial Services(d)	149,379	148,141	170,433	78,979	N/A	N/A
INVESCO VIF – Health Sciences(d)	351,092	339,227	333,638	195,530	N/A	N/A
INVESCO VIF – Technology(d)	573,744	572,208	559,760	290,493	N/A	N/A
Janus Aspen Balanced(d)	1,191,346	1,070,033	620,598	183,988	N/A	N/A
MML Emerging Growth(d)	80,484	73,640	71,529	38,192	N/A	N/A
MML Large Cap Value(d)	379,210	333,389	212,850	75,057	N/A	N/A
MML OTC 100(d)	221,876	140,365	49,666	20,404	N/A	N/A
Oppenheimer Balanced(d),(h)	985,037	766,225	579,155	379,682	N/A	N/A
MML Enhanced Index Core Equity(e)	101,736	100,220	63,395	N/A	N/A	N/A
MML Small Company Opportunities(e)	98,553	90,397	11,027	N/A	N/A	N/A
American Funds® Asset Allocation(g)	285,497	N/A	N/A	N/A	N/A	N/A
American Funds® Growth Income(g)	275,678	N/A	N/A	N/A	N/A	N/A
Franklin Small Cap Value Securities(g)	57,005	N/A	N/A	N/A	N/A	N/A
MFS® New Discovery(g)	15,399	N/A	N/A	N/A	N/A	N/A
MML Inflation-Protected Bond(g)	140,752	N/A	N/A	N/A	N/A	N/A
T. Rowe Price Blue Chip Growth(g)	31,841	N/A	N/A	N/A	N/A	N/A
T. Rowe Price Equity Income(g)	73,029	N/A	N/A	N/A	N/A	N/A

(a) Commencement of public offering was September 1, 1998.

(b) Commencement of public offering was May 1, 1999.

(c) Commencement of public offering was September 1, 1999.

(d) Commencement of public offering was May 1, 2000.

(e) Commencement of public offering was May 1, 2001.

(f) Unavailable in certificates issued on or after May 1, 2004.

(g) Commencement of public offering was May 1, 2003.

(h) Prior to May 1, 2004, this Sub-Account was called Oppenheimer Multiple Strategies Sub-Account.

Appendix A

A2

PANORAMA PREMIER

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

(Depositor)

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

(Registrant)

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2004

This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus dated May 1, 2004, for the individual certificates under a group deferred annuity contract with flexible purchase payments which are referred to herein.

For a copy of the prospectus call (800) 272-2216 (press 2) or write: MassMutual Financial Group, Annuity Service Center HUB, P.O. Box 9067, Springfield, MA 01101.

Company	2

Custodian	2

Assignment of Certificate	2

Distribution	3

Purchase of Securities Being Offered	3

Accumulation Units and Unit Value	3

Transfers During The Income Phase	4

Payment of Death Benefit	4

Annuity Payments	4

Federal Tax Status	6

Experts	12

Financial Statements	final pages

1

COMPANY

In this Statement of Additional Information, “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (“MassMutual”). MassMutual is a global, diversified financial services organization providing life insurance, annuities, disability income insurance, long-term care insurance, structured settlements and retirement and savings products to individual and institutional customers. The Company is organized as a mutual life insurance company.

CUSTODIAN

The shares of the underlying funds purchased by the sub-accounts are held by MassMutual as custodian of Massachusetts Mutual Variable Annuity Separate Account 4 (the “separate account”).

ASSIGNMENT OF CERTIFICATE

MassMutual will not be charged with notice of any assignment of a certificate or of the interest of any beneficiary or of any other person unless the assignment is in writing and MassMutual receives the original or a true copy thereof at its Home Office. MassMutual assumes no responsibility for the validity of any assignment.

For qualified certificates, the following exceptions and provisions should be noted:

(1)  No person entitled to receive annuity payments under a certificate or part or all of the certificate’s value will be permitted to commute, anticipate, encumber, alienate or assign such amounts, except upon the written authority of the participant given during the annuitant’s lifetime and received in good order by MassMutual at its Annuity Service Center. To the extent permitted by law, no certificate nor any proceeds or interest payable thereunder will be subject to the annuitant’s or any other person’s debts, contracts or engagements, nor to any levy or attachment for payment thereof;

(2)  If an assignment of a certificate is in effect on the maturity date, MassMutual reserves the right to pay to the assignee in one sum the amount of the certificate’s maturity value to which he is entitled, and to pay any balance of such value in one sum to the participant, regardless of any payment options which the participant may have elected. Moreover, if an assignment of a certificate is in effect at the death of the annuitant prior to the maturity date, MassMutual will pay to the assignee in one sum the death benefit amount which corresponds to the death benefit choice in effect at the time of the annuitant’s death. Any balance of such value will be paid to the beneficiary in one sum or applied under one or more of the payment options elected;

(3)  Certificates used in connection with a tax-qualified retirement plan must be endorsed to provide that they may not be sold, assigned or pledged for any purpose unless they are owned by the trustee of a trust described in Section 401(a) or by the administrator of an annuity plan described under Section 403(a) of the Code; and

(4)  Certificates issued under a plan for an Individual Retirement Annuity pursuant to Section 408 of the Code must be endorsed to provide that they are non-transferable. Such certificates may not be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose by the annuitant to any person or party other than MassMutual, except to a former spouse of the annuitant in accordance with the terms of a divorce decree or other written instrument incident to a divorce.

Assignments may be subject to federal income tax.

2

DISTRIBUTION

MML Distributors, LLC (“MML Distributors”) is the principal underwriter of the certificate. MML Distributors is a limited liability corporation. MML Distributors is a broker-dealer registered with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. MML Distributors is an indirect wholly owned subsidiary of Massachusetts Mutual Life Insurance Company.

Pursuant to the Underwriting and Servicing Agreement, MML Distributors will receive compensation for its activities as underwriter for the Separate Account. The compensation paid to MML Distributors in 2001, 2002, and 2003 was $5,000, $2,500, and $2,500, respectively. Commissions will be paid through MML Distributors to agents and selling brokers for selling the contract and certificates. During 2001, 2002, and 2003, commissions paid were $1,502,708, $1,149,753, and $612,022, respectively.

The offering is on a continuous basis.

PURCHASE OF SECURITIES BEING OFFERED

Interests in the Separate Account are sold to Participants as accumulation units. Charges associated with such securities are discussed in the Expenses section of the prospectus for the certificate. The certificate does not offer any special purchase plan or exchange program not discussed in the prospectus. (For a discussion of instances when sales charges will be waived, see the Contingent Deferred Sales Charge section of the prospectus.)

ACCUMULATION UNITS AND UNIT VALUE

During the accumulation phase, accumulation units shall be used to account for all amounts allocated to or withdrawn from the sub-accounts of the separate account as a result of purchase payments, withdrawals, transfers, or fees and charges. MassMutual will determine the number of accumulation units of a sub-account purchased or canceled. This will be done by dividing the amount allocated to (or the amount withdrawn from) the sub-account by the dollar value of one accumulation unit of the sub-account as of the end of the business day during which the transaction is received at the annuity service center.

The accumulation unit value for each sub-account was set on the date such sub-account became operative. Subsequent accumulation unit values for each sub-account are determined for each day in which the New York Stock Exchange is open for business (“business day”) by multiplying the accumulation unit value for the immediately preceding business day by the net investment factor for the sub-account for the current business day.

The net investment factor for each sub-account is determined by dividing A by B and subtracting C where:

A is (i) the net asset value per share of the funding vehicle or portfolio of a funding vehicle held by the sub-account for the current business day; plus (ii) any dividend per share declared on behalf of such funding vehicle or portfolio of a funding vehicle that has an ex-dividend date within the current business day; less (iii) the cumulative charge or credit for taxes reserved which is determined by MassMutual to have resulted from the operation or maintenance of the sub-account.

B is the net asset value per share of the funding vehicle or portfolio held by the sub-account for the immediately preceding business day.

C is the cumulative charge for the mortality and expense risk charge and for the administrative charge. The accumulation unit value may increase or decrease from business day to business day.

3

TRANSFERS DURING THE INCOME PHASE

Transfers of annuity reserves between sub-accounts will be made by converting the number of annuity units attributable to the annuity reserves being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been with out the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

The amount transferred to the general account from a sub-account will be based on the annuity reserves for the participant in that sub-account. Transfers to the general account will be made by converting the annuity units being transferred to purchase fixed annuity payments under the annuity option in effect and based on the age of the annuitant at the time of the transfer.

See the Transfers During the Income Phase section in the prospectus for more information about transfers during the income phase.

PAYMENT OF DEATH BENEFIT

MassMutual will require due proof of death before any death benefit is paid. Due proof of death will be:

1.  a certified death certificate;

2.  a certified decree of a court of competent jurisdiction as to the finding of death; or

3.  any other proof satisfactory to MassMutual.

All death benefits will be paid in accordance with applicable law or regulations governing death benefit payments.

The beneficiary designation in effect on the date we issue the certificate will remain in effect until changed. Unless the participant provides otherwise, the death benefit will be paid in equal shares to the beneficiary(ies) as follows:

1.  to the primary beneficiary(ies) who survive the participant’s and/or the annuitant’s death, as applicable; or if there are none

2.  to the contingent beneficiary(ies) who survive the participant’s and/or the annuitant’s death, as applicable; or if there are none

3.  to the estate of the participant.

You may name an irrevocable beneficiary(ies). In that case, a change of beneficiary requires the consent of any irrevocable beneficiary. If an irrevocable beneficiary is named, the participant retains all other contractual rights.

See the Death Benefit section in the prospectus for more information on death benefits.

ANNUITY PAYMENTS

A variable annuity payment is an annuity with payments which; (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable sub-accounts of the separate account. Annuity Payments also depend upon the age of the annuitant and any joint annuitant and the assumed

4

interest factor utilized. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1.  The dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each annuity payment. The number of annuity units remains fixed during the annuity period.

2.  For each sub-account, the fixed number of annuity units is multiplied by the annuity unit value on each subsequent annuity payment date.

3.  The total dollar amount of each variable annuity payment is the sum of all sub-account variable annuity payments.

The number of annuity units is determined as follows:

1.  The number of annuity units credited in each sub-account will be determined by dividing the product of the portion of the certificate value to be applied to the sub-account and the annuity purchase rate by the value of one annuity unit in that sub-account on the annuity date. The purchase rates are set forth in the variable annuity rate tables in the certificate.

2.  For each sub-account, the amount of each annuity payment equals the product of the annuitant’s number of annuity units and the annuity unit value on the payment date. The amount of each payment may vary.

The value of any annuity unit for each sub-account of the separate account was set on the date such sub-account became operative. The sub-account annuity unit value at the end of any subsequent valuation period is determined as follows:

1.  The net investment factor for the current business day is multiplied by the value of the annuity unit for the sub-account for the immediately preceding business day.

2.  The result in (1) is then divided by an assumed investment rate factor. The assumed investment rate factor equals 1.00 plus the assumed investment rate for the number of days since the preceding business day. The assumed investment rate is based on an effective annual rate of 4%.

The value of an annuity unit may increase or decrease from business day to business day. See the Income Phase section in the prospectus for more information.

5

FEDERAL TAX STATUS

General

Note:  The following description is based upon MassMutual’s understanding of current federal income tax law applicable to annuities in general. MassMutual cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. MassMutual does not guarantee the tax status of the certificates. Purchasers bear the complete risk that the certificates may not be treated as “annuity certificates” under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Code governs taxation of annuities in general. A participant is generally not taxed on increases in the value of a certificate until distribution occurs, either in the form of a lump sum payment or as annuity payments under the annuity option selected. For a lump sum payment received as a total withdrawal (total surrender), the portion of the payment that exceeds the cost basis of the certificate is subject to tax. For non-qualified certificates, this cost basis is generally the purchase payments, while for qualified certificates there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the certificate (adjusted for any period or refund feature) bears to the expected return under the certificate. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the certificate (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the certificate has been recovered (i.e. when the total of the excludable amount equals the investment in the certificate) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of tax-qualified arrangements there may be no cost basis in the certificate within the meaning of Section 72 of the Code. Participants, annuitants and beneficiaries under the certificates should seek competent financial advice about the tax consequences of any distributions.

MassMutual is taxed as a life insurance company under the Code. For federal income tax purposes, the separate account is not a separate entity from MassMutual, and its operations form a part of MassMutual.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity certificates. The Code provides that a variable annuity certificate will not be treated as an annuity certificate for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department (“Treasury Department”), adequately diversified. Disqualification of the certificate as an annuity certificate would result in the imposition of federal income tax to the Participant with respect to earnings allocable to the certificate prior to the receipt of payments under the certificate. The Code contains a safe harbor provision which provides that annuity certificates such as the certificate meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable certificates such as the certificate. The regulations amplify the diversification requirements for variable certificates set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be

6

deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable certificates by Section 817(h) of the Code have been met, “each United States government agency or instrumentality shall be treated as a separate issuer.”

MassMutual intends that all investment portfolios underlying the certificates will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which participant control of the investments of the separate account will cause the participant to be treated as the participant of the assets of the separate account, thereby resulting in the loss of favorable tax treatment for the certificate. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of participant control which may be exercised under the certificate is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy participant was not the participant of the assets of the separate account. It is unknown whether these differences, such as the participant’s ability to transfer among investment choices or the number and type of investment choices available, would cause the participant to be considered as the participant of the assets of the separate account resulting in the imposition of federal income tax to the participant with respect to earnings allocable to the certificate prior to receipt of payments under the certificate.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the participant being retroactively determined to be the participant of the assets of the separate account.

Due to the uncertainty in this area, MassMutual reserves the right to modify the certificate in an attempt to maintain favorable tax treatment.

Multiple Certificates

The Code provides that multiple non-qualified annuity certificates which are issued within a calendar year to the same participant by one company or its affiliates are treated as one annuity certificate for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of certificates. Participants should consult a tax adviser prior to purchasing more than one non-qualified annuity certificate in any calendar year.

Certificates Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the certificates will be taxed currently to the participant if the participant is a non-natural person, e.g., a corporation or certain other entities. Such certificates generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a certificate held by a trust or other entity as an agent for a natural person or to certificates held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a certificate to be owned by a non-natural person.

7

Tax Treatment of Assignments

An assignment or pledge of a certificate may be a taxable event. Participants should therefore consult competent tax advisers if they wish to assign or pledge their certificates.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the participant are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the participant, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; c) the portion of the distributions not includible in gross income (i.e., returns of after-tax contributions); or d) hardship distributions from a 401(k) plan or a tax-sheltered annuity. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals—Non-Qualified Certificates

Section 72 of the Code governs treatment of distributions from annuity certificates. It provides that if the certificate value exceeds aggregate purchase payments made, any amount withdrawn which is attributable to (1) purchase payments made after August 13, 1982 in an annuity certificate entered into prior to August 14, 1982 or (2) purchase payments made in an annuity contract entered into after August 13, 1982, will be treated as coming first from the earnings and then, only as after the income portion is exhausted, as coming from principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the taxpayer; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% tax penalty), but for the exception, plus interest for the tax years in which the exception was used. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser for more specific information.

The above information does not apply to qualified certificates. However, separate tax withdrawal penalties and restrictions may apply to such qualified certificates. (See “Tax Treatment of Withdrawals—Qualified Certificates” below.)

Qualified Plans

The certificates offered herein are designed to be suitable for use under various types of qualified plans. Taxation of participants in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Participants, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be

8

subject to the terms and conditions of the plan regardless of the terms and conditions of the certificates issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into MassMutual’s administrative procedures. Participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the certificates comply with applicable law. Following are general descriptions of the types of qualified plans with which the certificates may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a certificate issued under a qualified plan.

Certificates issued pursuant to qualified plans include special provisions restricting certificate provisions that may otherwise be available as described herein. Generally, certificates issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified certificates. (See “Tax Treatment of Withdrawals—Qualified Certificates” below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee V. Norris that optional annuity benefits provided under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The certificates sold by MassMutual in connection with qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.  Tax Sheltered Annuities

Section 403(b) of the Code permits certain eligible employers to purchase annuity contracts, known as “Tax-Sheltered Annuities” (“TSAs”) under a Section 403(b) program. Eligible employers are organizations that are exempt from tax under Code Section 501(c)(3) and public educational organizations. Certain contribution limits apply to contributions to a TSA. For contributions made for 2003 and succeeding years, the limits are described in Code Sections 415(c) and 402(g). The Section 402(g) limit for 2004 is $13,000. In addition, certain catch-up contributions may be made by eligible participants age 50 or older. Contributions to a TSA and the earnings thereon are generally not subject to income tax until actually distributed to the employee. Contributions to a TSA may be made as elective deferrals (contributions by an employer pursuant to a salary reduction agreement) or as non-elective contributions or matching contributions by an employer.

The withdrawal of elective deferrals and earnings thereon can only be made when an employee: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled as defined in Code Section 72(m)(7); or (5) is eligible for a hardship distribution. In the case of a withdrawal on account of a hardship, earnings on elective deferrals cannot be withdrawn. These restrictions do not apply to certificate value existing on December 31, 1988, the return of excess contributions and amounts paid to a spouse pursuant to a Qualified Domestic Relations Order. Certain other limitations may apply to a distribution from a TSA. (See “Tax Treatment of Withdrawals—Qualified Contracts”). Pursuant to Revenue Ruling 90-24, an employee may make a partial or full transfer of his/her interest in a TSA or custodial account to another TSA or custodial account. The amount transferred must, however, be subject to the same or more stringent distribution restrictions applicable to the original annuity or custodial account.

Purchasers of certificates for use with TSAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as “H.R. 10” or “Keogh” plans. Contributions made to the plan for the

9

benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals—Qualified Certificates” below.) Purchasers of certificates for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity” (“IRA”). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual’s gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See “Tax Treatment of Withdrawals—Qualified Contracts”). Commencing on January 1, 2002, eligible rollover distributions from an IRA, TSA, tax-qualified plan or a governmental 457(b) deferred compensation plan may be rolled over into another IRA, TSA, tax-qualified plan or governmental 457(b) deferred compensation plan, if permitted by the plan. The distribution must meet the requirements of an eligible rollover distribution. Contracts issued for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of certificates to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Roth IRA purchased payments are $3,000 for tax years beginning in 2002 through 2004, $4,000 for tax years beginning in 2005 through 2007, and $5000 for tax years beginning in 2008 and thereafter. In addition, eligible participants age 50 or older have an opportunity to make catch-up contributions, subject to limits contained in the Code. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $3,000 annual limitation applies to all of a taxpayer’s 2004 IRA contributions, including Roth IRA and non-Roth IRA, except in the case of those individuals age 50 or more, for which a higher limit applies.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual’s death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of certificates to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

10

d.  Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the certificates to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See “Tax Treatment of Withdrawals—Qualified Certificates” below.) Purchasers of certificates for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals—Qualified Certificates

In the case of a withdrawal under a qualified certificate, a ratable portion of the amount received is taxable, generally based on the ratio of the individual’s cost basis to the individual’s total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified certificate. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including certificates issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), and 408(b) (Individual Retirement Annuities) and 408A (Roth IRAs). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the participant or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the participant or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after severance from employment, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the participant or annuitant (as applicable) or the joint lives (or joint life expectancies) of such participant or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to an participant or annuitant (as applicable) who has a severance from employment after he has attained age 55; (e) distributions made to the participant or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the participant or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the participant or annuitant (as applicable) and his or her spouse and dependents if the participant or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the participant or annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the participant or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the participant or annuitant (as applicable) for the taxable year; (i) distributions from an Individual Retirement Annuity made to the participant or annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code; and (j) distributions made on account of an IRS levy made on a qualified retirement plan or IRA. The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a severance from employment.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. The IRS has indicated that a modification will occur if, after the first valuation date there is (i) any addition to the account balance other than gains or losses, (ii) any nontaxable transfer of a portion of the account balance to another retirement plan, or (iii)

11

a rollover by the taxpayer of the amount received resulting in such amount not being taxable. The rules governing substantially equal periodic payments are complex. You should consult your tax adviser or IRS Revenue Ruling 2002-62 for more specific information.

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions do not apply to a Roth IRA during the lifetime of the participant. Required distributions generally must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. Under the 2002 Final and Temporary Regulations issued under Code Section 401(a)(9), required distributions may be made over joint lives or joint life expectancies if your sole designated beneficiary is your spouse who is more than 10 years younger than you. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Section 457(b) Deferred Compensation (“Section 457(b)”) Plans

Employees of (and independent contractors who perform services for) certain state and local governmental units, or certain tax-exempt employers, may participate in a Section 457(b) plan of the employer, allowing them to defer part of their salary or other compensation. The amount deferred, and accrued income thereon, will not be taxable until it is paid or otherwise made available to the employee.

The maximum amount that can be deferred under a Section 457(b) plan in any tax year is generally 100% of the employee’s includible compensation, up to $13,000 in 2004, which increases in $1,000 annual increments until it reaches $15,000 in 2006. Includible compensation means earnings for services rendered to the employer which are includible in the employee’s gross income, excluding the contributions under the Section 457(b) plan or a Tax-Sheltered Annuity. Certain catch-up contributions are permitted for eligible participants. The certificate purchased is issued to the employer or trustee, as appropriate. All certificate value in a governmental 457(b) deferred compensation contract must be held for the exclusive benefit of the employee, and payments can only be made in accordance with Section 457(b) plan provisions. Presently, tax-free transfers of assets in a tax-exempt Section 457(b) plan can only be made to another tax-exempt Section 457(b) plan in certain limited cases. Commencing January 1, 2002, assets in a governmental 457(b) deferred compensation plan can be rolled over into another such plan, or a tax-qualified plan, TSA or IRA, if permitted by the plan.

Purchasers of certificates for use with Section 457(b) plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

EXPERTS

The financial statements included in this Statement of Additional Information for Massachusetts Mutual Variable Annuity Separate Account 4 – Panorama Premier Segment and the audited statutory statements of financial position of Massachusetts Mutual Life Insurance Company as of December 31, 2003 and 2002, and the related statutory statements of income, changes in policyholders’ contingency reserves, and cash flows for the years ended December 31, 2003, 2002 and 2001 included elsewhere in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein and elsewhere in the registration statement (which report on Massachusetts Mutual Life Insurance Company expresses an unqualified opinion and includes explanatory paragraphs referring to the use of statutory accounting practices and the adoption, effective January 1, 2001, of certain statutory accounting practices as a result of the Commonwealth of Massachusetts Division of Insurance’s adoption of the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual and to the adoption, effective January 1, 2003, of Statement of Statutory Accounting Principles No. 86, “Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions,” which practices differ from accounting principles generally accepted in the United States of America) and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

12

Independent Auditors’ Report

To the Board of Directors and Contract Owners of

Massachusetts Mutual Life Insurance Company

Springfield, Massachusetts

We have audited the accompanying statement of assets and liabilities of each of the sub-accounts of Massachusetts Mutual Variable Annuity Separate Account 4 – Panorama Premier Segment (“the Account”) as of December 31, 2003, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2003. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003 by correspondence with investment companies. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account as of December 31, 2003, the results of its operations for the year then ended and its changes in net assets for each of the two years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

New York, New York

February 17, 2004

Massachusetts Mutual Variable Annuity Separate Account 4  - Panorama Premier Segment

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	American Funds® Asset Allocation Sub-Account	American Funds® Growth-Income Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	Franklin Small Cap Value Securities Sub-Account	INVESCO VIF Financial Services Sub-Account	INVESCO VIF Health Sciences Sub-Account	INVESCO VIF Technology Sub-Account
ASSETS
Investments
Number of shares (Note 2)	3,070,609	1,760,839	227,946	102,779	396,364	1,025,324	228,101	142,494	59,452	132,883	204,438	129,228

Identified cost (Note 3B)	$21,400,907	$12,022,554	$3,126,126	$3,159,025	$667,648	$24,349,178	$9,017,377	$2,361,454	$677,172	$1,628,542	$3,481,097	$1,704,526

Value (Note 3A)	$20,173,902	$13,716,933	$3,307,494	$3,441,032	$696,808	$23,715,747	$7,052,889	$2,145,963	$753,260	$1,799,240	$3,591,983	$1,533,932
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-

Receivable from Massachusetts Mutual Life Insurance Company	-	-	2,668	13,277	669	12,404	-	-	-	-	-	8,677

Total assets	20,173,902	13,716,933	3,310,162	3,454,309	697,477	23,728,151	7,052,889	2,145,963	753,260	1,799,240	3,591,983	1,542,609

LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	444	15,389	-	-	-	-	244	14,708	33	15,271	7,432	-

Total Liabilities	444	15,389	-	-	-	-	244	14,708	33	15,271	7,432	-

NET ASSETS	$20,173,458	$13,701,544	$3,310,162	$3,454,309	$697,477	$23,728,151	$7,052,645	$2,131,255	$753,227	$1,783,969	$3,584,551	$1,542,609

Net Assets:
Accumulation units—value	$20,173,458	$13,701,544	$3,310,162	$3,454,309	$697,477	$23,728,151	$7,052,645	$2,131,255	$753,227	$1,783,969	$3,584,551	$1,542,609
Annuity reserves	-	-	-	-	-	-	-	-	-	-	-	-

Net assets	$20,173,458	$13,701,544	$3,310,162	$3,454,309	$697,477	$23,728,151	$7,052,645	$2,131,255	$753,227	$1,783,969	$3,584,551	$1,542,609

Outstanding units (Notes 7 and 8)
Contract owners	1,727,188	1,057,243	285,497	275,678	77,986	1,703,633	921,941	308,674	57,005	149,379	351,092	573,744

NET ASSET VALUE (Note 8)
December 31, 2003	$11.68	$12.96	$11.59	$12.53	$8.94	$13.93	$7.65	$6.90	$13.21	$11.94	$10.21	$2.69
December 31, 2002	9.16	10.19	-	-	7.60	10.99	5.84	5.40	-	9.35	8.10	1.88

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2003

	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	MFS® New Discovery Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	MML Inflation- Protected Bond Sub-Account
ASSETS
Investments
Number of shares (Note 2)	487,480	490,865	404,529	178,007	14,088	661,012	74,671	100,449	374,239	434,938	273,919	136,254

Identified cost (Note 3B)	$10,746,270	$13,838,866	$15,279,505	$3,265,203	$191,639	$11,538,641	$356,816	$882,666	$9,214,168	$6,789,079	$2,628,976	$1,438,582

Value (Note 3A)	$11,202,286	$10,229,626	$10,444,938	$2,908,638	$196,671	$9,689,948	$385,210	$902,770	$7,793,119	$5,962,996	$1,845,160	$1,459,284
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-

Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	8,727	-	9,787	-	-	-

Total assets	11,202,286	10,229,626	10,444,938	2,908,638	196,671	9,689,948	393,937	902,770	7,802,906	5,962,996	1,845,160	1,459,284

LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	19,972	341	356	110	22	374	-	38	-	231	28	62

Total Liabilities	19,972	341	356	110	22	374	-	38	-	231	28	62

NET ASSETS	$11,182,314	$10,229,285	$10,444,582	$2,908,528	$196,649	$9,689,574	$393,937	$902,732	$7,802,906	$5,962,765	$1,845,132	$1,459,222

Net Assets:
Accumulation units - value	$11,182,314	$10,229,285	$10,444,582	$2,908,528	$196,649	$9,689,574	$393,937	$902,732	$7,802,906	$5,962,765	$1,845,132	$1,459,222
Annuity reserves	-	-	-	-	-	-	-	-	-	-	-	-

Net assets	$11,182,314	$10,229,285	$10,444,582	$2,908,528	$196,649	$9,689,574	$393,937	$902,732	$7,802,906	$5,962,765	$1,845,132	$1,459,222

Outstanding units (Notes 7 and 8)
Contract owners	1,191,346	1,185,019	1,271,343	361,929	15,399	1,111,667	80,484	101,736	1,036,153	740,670	243,985	140,752

NET ASSET VALUE (Note 8)
December 31, 2003	$9.39	$8.63	$8.22	$8.04	$12.77	$8.72	$4.89	$8.87	$7.53	$8.05	$7.56	$10.37
December 31, 2002	8.35	7.26	6.72	6.67	-	7.45	3.40	7.08	5.99	6.37	6.24	-

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2003

	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	***Oppenheimer Main Street Sub-Account
ASSETS
Investments
Number of shares (Note 2)	368,359	215,101	510,942	272,484	99,537	190,721	2,279,012	426,146	685,364	1,243,796	3,469,080	1,020,325

Identified cost (Note 3B)	$3,024,890	$661,547	$4,748,691	$3,232,526	$1,138,506	$12,033,439	$25,108,969	$16,525,593	$16,681,651	$9,707,681	$4,153,244	$21,248,313

Value (Note 3A)	$3,444,014	$809,701	$5,693,283	$3,177,588	$1,372,810	$7,001,359	$26,026,322	$14,787,252	$17,188,934	$10,709,087	$3,885,370	$19,590,243
Dividends receivable	-	-	-	-	-	-	-	-	-	-	-	-

Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	34,851	6,412	-	-	4,491	37,995	-	10,632	-

Total assets	3,444,014	809,701	5,693,283	3,212,439	1,379,222	7,001,359	26,026,322	14,791,743	17,226,929	10,709,087	3,896,002	19,590,243

LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	97	10,950	201	-	-	323	915	-	-	396	-	3,642

Total Liabilities	97	10,950	201	-	-	323	915	-	-	396	-	3,642

NET ASSETS	$3,443,917	$798,751	$5,693,082	$3,212,439	$1,379,222	$7,001,036	$26,025,407	$14,791,743	$17,226,929	$10,708,691	$3,896,002	$19,586,601

Net Assets:
Accumulation units—value	$3,443,917	$798,751	$5,693,082	$3,212,439	$1,379,222	$7,001,036	$26,025,407	$14,791,743	$17,226,929	$10,708,691	$3,896,002	$19,586,601
Annuity reserves	-	-	-	-	-	-	-	-	-	-	-	-

Net assets	$3,443,917	$798,751	$5,693,082	$3,212,439	$1,379,222	$7,001,036	$26,025,407	$14,791,743	$17,226,929	$10,708,691	$3,896,002	$19,586,601

Outstanding units (Notes 7 and 8)
Contract owners	379,210	221,876	406,542	250,266	98,553	925,069	1,814,768	1,482,823	1,303,889	946,478	270,501	2,284,433

NET ASSET VALUE (Note 8)
December 31, 2003	$9.08	$3.60	$14.00	$12.84	$13.99	$7.57	$14.34	$9.98	$13.21	$11.31	$14.40	$8.57
December 31, 2002	7.11	2.46	10.82	8.76	9.97	6.11	13.62	7.73	9.37	9.26	9.73	6.86

***	Prior to May 1, 2003, this sub-account was called Oppenheimer Main Street® Growth and Income Sub-Account.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2003

	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE ® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	T. Rowe Price Blue Chip Growth Sub-Account	T. Rowe Price Equity Income Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account
ASSETS
Investments
Number of shares (Note 2)	11,745,154	675,410	3,383,659	1,402,423	2,452,730	40,188	178,073	45,316	43,864	1,086,835	252,010

Identified cost (Note 3B)	$11,745,154	$9,977,311	$15,381,305	$2,538,927	$3,295,083	$298,731	$1,919,692	$352,820	$806,736	$19,476,261	$3,239,916

Value (Note 3A)	$11,745,154	$10,752,529	$17,087,480	$2,440,216	$3,065,912	$329,946	$2,179,609	$381,109	$885,611	$21,628,017	$3,084,597
Dividends receivable	2,172	-	-	-	-	-	-	-	-	-	-

Receivable from Massachusetts Mutual Life Insurance Company	-	8,440	3,764	-	-	-	-	-	3,678	26,841	-

Total assets	11,747,326	10,760,969	17,091,244	2,440,216	3,065,912	329,946	2,179,609	381,109	889,289	21,654,858	3,084,597

LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	70,878	-	-	96	118	16	82	15	-	-	11,486

Total Liabilities	70,878	-	-	96	118	16	82	15	-	-	11,486

NET ASSETS	$11,676,448	$10,760,969	$17,091,244	$2,440,120	$3,065,794	$329,930	$2,179,527	$381,094	$889,289	$21,654,858	$3,073,111

Net Assets:
Accumulation units—value	$11,676,448	$10,760,969	$17,091,244	$2,440,120	$3,065,794	$329,930	$2,179,527	$381,094	$889,289	$21,654,858	$3,073,111
Annuity reserves	-	-	-	-	-	-	-	-	-	-	-

Net assets	$11,676,448	$10,760,969	$17,091,244	$2,440,120	$3,065,794	$329,930	$2,179,527	$381,094	$889,289	$21,654,858	$3,073,111

Outstanding units (Notes 7 and 8)
Contract owners	948,905	985,037	1,287,439	216,292	256,042	49,927	173,275	31,841	73,029	1,237,708	334,203

NET ASSET VALUE (Note 8)
December 31, 2003	$12.31	$10.92	$13.28	$11.28	$11.97	$6.61	$12.58	$11.97	$12.18	$17.50	$9.20
December 31, 2002	12.38	8.87	11.40	9.02	10.03	5.03	8.71	-	-	12.82	7.05

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF OPERATIONS

For The Year Ended December 31, 2003

	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	##American Funds® Asset Allocation Sub-Account	##American Funds® Growth-Income Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	##Franklin Small Cap Value Securities Sub-Account	INVESCO VIF Financial Services Sub-Account	INVESCO VIF Health Sciences Sub-Account	INVESCO VIF Technology Sub-Account
Investment income

Dividends (Note 3B)	$218,877	$111,995	$57,977	$25,537	$12,373	$89,854	$11,548	$12,473	$143	$8,623	$-	$-

Expenses

Mortality and expense risk fees (Note 4)	231,328	147,873	13,814	12,558	7,847	273,460	83,131	26,303	2,826	21,125	41,418	17,110

Net investment income (loss) (Note 3C)	(12,451)	(35,878)	44,163	12,979	4,526	(183,606)	(71,583)	(13,830)	(2,683)	(12,502)	(41,418)	(17,110)

Net realized and unrealized gain (loss) on investments

Net realized gain on investments (Notes 3B, 3C and 6)	(508,091)	(16,356)	2,505	1,860	(6,891)	(686,086)	(971,769)	(239,623)	7,725	(41,457)	(153,283)	(751,999)

Change in net unrealized appreciation (depreciation) of investments	4,805,033	2,834,032	181,368	282,008	101,143	5,719,803	2,694,018	722,314	76,088	440,415	903,035	1,216,823

Net gain (loss) on investments	4,296,942	2,817,676	183,873	283,868	94,252	5,033,717	1,722,249	482,691	83,813	398,958	749,752	464,824

Net increase (decrease) in net assets resulting from operations	$4,284,491	$2,781,798	$228,036	$296,847	$98,778	$4,850,111	$1,650,666	$468,861	$81,130	$386,456	$708,334	$447,714

##	For the Period May 1, 2003 (Commencement of Operations) Through December 31, 2003.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF OPERATIONS (Continued)

For The Year Ended December 31, 2003

	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	##MFS® New Discovery Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	##MML Inflation- Protected Bond Sub-Account
Investment income

Dividends (Note 3B)	$227,932	$46,587	$105,709	$17,661	$-	$232,466	$-	$7,814	$122,974	$69,177	$350	$16,463

Expenses

Mortality and expense risk fees (Note 4)	135,879	134,621	131,628	36,178	990	122,038	4,476	10,445	93,452	70,818	22,728	7,213

Net investment income (loss) (Note 3C)	92,053	(88,034)	(25,919)	(18,517)	(990)	110,428	(4,476)	(2,631)	29,522	(1,641)	(22,378)	9,250

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C and 6)	(152,954)	(1,267,343)	(1,902,223)	(251,391)	3,122	(897,823)	(78,797)	(24,140)	(1,428,627)	(355,569)	(232,323)	(3,315)

Change in net unrealized appreciation (depreciation) of investments	1,305,296	3,055,833	3,884,663	766,966	5,032	2,197,786	196,791	202,184	3,016,379	1,592,043	566,936	20,702

Net gain (loss) on investments	1,152,342	1,788,490	1,982,440	515,575	8,154	1,299,963	117,994	178,044	1,587,752	1,236,474	334,613	17,387

Net increase (decrease) in net assets resulting from operations	$1,244,395	$1,700,456	$1,956,521	$497,058	$7,164	$1,410,391	$113,518	$175,413	$1,617,274	$1,234,833	$312,235	$26,637

##	For the Period May 1, 2003 (Commencement of Operations) Through December 31, 2003.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF OPERATIONS (Continued)

For The Year Ended December 31, 2003

	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	***Oppenheimer Main Street Sub-Account
Investment income

Dividends (Note 3B)	$21,389	$-	$9,488	$-	$59,152	$-	$1,550,695	$46,127	$95,231	$512,508	$40,951	$157,895

Expenses

Mortality and expense risk fees (Note 4)	37,350	6,230	67,448	35,438	14,224	90,202	372,473	164,393	175,146	111,060	40,105	229,524

Net investment income (loss) (Note 3C)	(15,961)	(6,230)	(57,960)	(35,438)	44,928	(90,202)	1,178,222	(118,266)	(79,915)	401,448	846	(71,629)

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C and 6)	(61,001)	41,781	70,725	(379,900)	4,839	(2,141,426)	95,654	(689,466)	(790,852)	(317,924)	(563,058)	(807,668)

Change in net unrealized appreciation (depreciation) of investments	811,018	138,779	1,279,706	1,396,550	313,955	3,611,731	131,268	4,027,594	5,649,804	1,523,831	1,776,959	4,731,409

Net gain (loss) on investments	750,017	180,560	1,350,431	1,016,650	318,794	1,470,305	226,922	3,338,128	4,858,952	1,205,907	1,213,901	3,923,741

Net increase (decrease) in net assets resulting from operations	$734,056	$174,330	$1,292,471	$981,212	$363,722	$1,380,103	$1,405,144	$3,219,862	$4,779,037	$1,607,355	$1,214,747	$3,852,112

***	Prior to May 1, 2003, this sub-account was called Oppenheimer Main Street® Growth and Income Sub-Account.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF OPERATIONS (Continued)

For The Year Ended December 31, 2003

	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE ® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	##T. Rowe Price Blue Chip Growth Sub-Account	##T. Rowe Price Equity Income Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account
Investment income

Dividends (Note 3B)	$136,080	$215,806	$852,660	$24,646	$86,624	$11,049	$13,739	$423	$6,683	$-	$39,673

Expenses

Mortality and expense risk fees (Note 4)	230,388	110,187	200,970	30,183	37,992	3,288	20,873	1,415	3,567	241,962	31,218

Net investment income (loss) (Note 3C)	(94,308)	105,619	651,690	(5,537)	48,632	7,761	(7,134)	(992)	3,116	(241,962)	8,455

Net realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments (Notes 3B, 3C and 6)	-	(96,630)	18	(262,364)	(287,606)	(7,846)	(78,454)	35	1,697	(23,699)	(241,088)

Change in net unrealized appreciation (depreciation) of investments	-	1,793,980	1,610,963	772,712	735,424	74,898	658,809	28,290	78,876	5,846,606	898,002

Net gain (loss) on investments	-	1,697,350	1,610,981	510,348	447,818	67,052	580,355	28,325	80,573	5,822,907	656,914

Net increase (decrease) in net assets resulting from operations	$(94,308)	$1,802,969	$2,262,671	$504,811	$496,450	$74,813	$573,221	$27,333	$83,689	$5,580,945	$665,369

##	For the Period May 1, 2003 (Commencement of Operations) Through December 31, 2003.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2003

	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	##American Funds® Asset Allocation Sub-Account	##American Funds® Growth-Income Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	##Franklin Small Cap Value Securities Sub-Account	INVESCO Financial Services Sub-Account	INVESCO Health Sciences Sub-Account	INVESCO Technology Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(12,451)	$(35,878)	$44,163	$12,979	$4,526	$(183,606)	$(71,583)	$(13,830)	$(2,683)	$(12,502)	$(41,418)	$(17,110)

Net realized gain (loss) on investments	(508,091)	(16,356)	2,505	1,860	(6,891)	(686,086)	(971,769)	(239,623)	7,725	(41,457)	(153,283)	(751,999)

Change in net unrealized appreciation (depreciation) of investments	4,805,033	2,834,032	181,368	282,008	101,143	5,719,803	2,694,018	722,314	76,088	440,415	903,035	1,216,823

Net increase (decrease) in net assets resulting from operations	4,284,491	2,781,798	228,036	296,847	98,778	4,850,111	1,650,666	468,861	81,130	386,456	708,334	447,714

Capital transactions: (Note 7)

Net contract payments	668,015	690,548	1,208,314	973,143	57,219	993,495	260,851	62,246	223,601	70,965	210,112	132,016

Withdrawal of funds	(1,061,488)	(750,008)	(51,326)	(42,968)	(32,455)	(1,216,992)	(482,393)	(182,813)	(33,513)	(80,164)	(153,752)	(120,568)

Transfer due to death benefits	(80,577)	(105,235)	-	-	-	(167,815)	(25,955)	(4,182)	-	(35,422)	(32,046)	(576)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(208)	26,748	360	384	(1)	243	75	(142)	(38)	211	183	555

Withdrawal due to administrative and contingent deferred sales charge	(1,407)	(1,190)	(92)	(74)	(61)	(991)	(414)	(70)	(5)	(277)	(523)	(279)

Transfers from (to) Fixed Account	1,033,195	864,233	293,858	315,413	50,250	1,253,839	29,740	(34,795)	15,651	(43,286)	77,007	(35,382)

Transfers between Sub-Accounts	(255,329)	142,535	1,631,012	1,911,564	53,819	(267,577)	137,652	(25,169)	466,401	100,941	26,654	45,312

Net increase (decrease) in net assets resulting from capital transactions	302,201	867,631	3,082,126	3,157,462	128,771	594,202	(80,444)	(184,925)	672,097	12,968	127,635	21,078

Total increase (decrease)	4,586,692	3,649,429	3,310,162	3,454,309	227,549	5,444,313	1,570,222	283,936	753,227	399,424	835,969	468,792

NET ASSETS, at beginning of the period/year	15,586,766	10,052,115	-	-	469,928	18,283,838	5,482,423	1,847,319	-	1,384,545	2,748,582	1,073,817

NET ASSETS, at end of the year	$20,173,458	$13,701,544	$3,310,162	$3,454,309	$697,477	$23,728,151	$7,052,645	$2,131,255	$753,227	$1,783,969	$3,584,551	$1,542,609

##	For the Period May 1, 2003 (Commencement of Operations) Through December 31, 2003.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2003

	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	##MFS® New Discovery Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	##MML Inflation- Protected Bond Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$92,053	$(88,034)	$(25,919)	$(18,517)	$(990)	$110,428	$(4,476)	$(2,631)	$29,522	$(1,641)	$(22,378)	$9,250

Net realized gain (loss) on investments	(152,954)	(1,267,343)	(1,902,223)	(251,391)	3,122	(897,823)	(78,797)	(24,140)	(1,428,627)	(355,569)	(232,323)	(3,315)

Change in net unrealized appreciation (depreciation) of investments	1,305,296	3,055,833	3,884,663	766,966	5,032	2,197,786	196,791	202,184	3,016,379	1,592,043	566,936	20,702

Net increase (decrease) in net assets resulting from operations	1,244,395	1,700,456	1,956,521	497,058	7,164	1,410,391	113,518	175,413	1,617,274	1,234,833	312,235	26,637

Capital transactions: (Note 7)

Net contract payments	890,344	281,209	278,437	128,451	72,214	376,010	33,258	41,496	363,018	243,592	100,221	340,604

Withdrawal of funds	(622,180)	(816,074)	(617,321)	(179,983)	(1,062)	(721,504)	(26,583)	(54,535)	(531,278)	(437,537)	(75,250)	(127,966)

Transfer due to death benefits	(59,377)	(60,566)	(46,424)	(3,300)	-	(43,109)	-	-	(176)	(34,830)	-	-

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	181	68	(84)	(102)	(499)	(1,119)	1,028	(14)	(698)	(281)	-	(935)

Withdrawal due to administrative and contingent deferred sales charge	(1,457)	(612)	(444)	(209)	-	(152)	(82)	(166)	(319)	(433)	(108)	(20)

Transfers from (to) Fixed Account	1,358,954	372,917	356,755	30,865	8,854	15,503	39,684	14,181	(163,725)	94,914	(34,607)	117,870

Transfers between Sub-Accounts	(559,016)	(899,534)	(1,017,850)	(192,274)	109,978	(71,168)	(17,393)	17,154	(355,436)	139,894	8,429	1,103,032

Net increase (decrease) in net assets resulting from capital transactions	1,007,449	(1,122,592)	(1,046,931)	(216,552)	189,485	(445,539)	29,912	18,116	(688,614)	5,319	(1,315)	1,432,585

Total increase	2,251,844	577,864	909,590	280,506	196,649	964,852	143,430	193,529	928,660	1,240,152	310,920	1,459,222

NET ASSETS, at beginning of the period/year	8,930,470	9,651,421	9,534,992	2,628,022	-	8,724,722	250,507	709,203	6,874,246	4,722,613	1,534,212	-

NET ASSETS, at end of the year	$11,182,314	$10,229,285	$10,444,582	$2,908,528	$196,649	$9,689,574	$393,937	$902,732	$7,802,906	$5,962,765	$1,845,132	$1,459,222

##	For the Period May 1, 2003 (Commencement of Operations) Through December 31, 2003.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2003

	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	***Oppenheimer Main Street Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(15,961)	$(6,230)	$(57,960)	$(35,438)	$44,928	$(90,202)	$1,178,222	$(118,266)	$(79,915)	$401,448	$846	$(71,629)

Net realized gain (loss) on investments	(61,001)	41,781	70,725	(379,900)	4,839	(2,141,426)	95,654	(689,466)	(790,852)	(317,924)	(563,058)	(807,668)

Change in net unrealized appreciation (depreciation) of investments	811,018	138,779	1,279,706	1,396,550	313,955	3,611,731	131,268	4,027,594	5,649,804	1,523,831	1,776,959	4,731,409

Net increase (decrease) in net assets resulting from operations	734,056	174,330	1,292,471	981,212	363,722	1,380,103	1,405,144	3,219,862	4,779,037	1,607,355	1,214,747	3,852,112

Capital transactions: (Note 7)

Net contract payments	346,376	149,902	252,333	110,597	162,393	409,900	1,610,391	704,072	1,102,849	724,201	145,776	1,245,616

Withdrawal of funds	(161,914)	(13,264)	(329,674)	(218,060)	(128,454)	(592,222)	(2,797,485)	(825,169)	(1,023,078)	(618,047)	(190,299)	(1,320,089)

Transfer due to death benefits	(4,184)	-	(8,087)	(1,335)	(3,545)	(54,454)	(117,505)	(80,563)	(26,512)	(32,785)	(36,182)	(79,592)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	260	840	(90)	194	(63)	587	(2,055)	2,056	(426)	1,994	766	1,374

Withdrawal due to administrative and contingent deferred sales charge	(663)	(61)	(667)	(304)	(67)	(431)	(1,932)	(1,519)	(788)	(1,130)	(215)	(1,494)

Transfers from (to) Fixed Account	83,462	(17,655)	(25,746)	73,414	3,400	44,549	813,190	800,346	852,457	763,079	24,101	339,244

Transfers between Sub-Accounts	77,164	159,902	(249,339)	(73,388)	80,342	(481,895)	(735,904)	159,334	209,322	1,784,378	116,420	65,030

Net increase (decrease) in net assets resulting from capital transactions	340,501	279,664	(361,270)	(108,882)	114,006	(673,966)	(1,231,300)	758,557	1,113,824	2,621,690	60,367	250,089

Total increase	1,074,557	453,994	931,201	872,330	477,728	706,137	173,844	3,978,419	5,892,861	4,229,045	1,275,114	4,102,201

NET ASSETS, at beginning of the period/year	2,369,360	344,757	4,761,881	2,340,109	901,494	6,294,899	25,851,563	10,813,324	11,334,068	6,479,646	2,620,888	15,484,400

NET ASSETS, at end of the year	$3,443,917	$798,751	$5,693,082	$3,212,439	$1,379,222	$7,001,036	$26,025,407	$14,791,743	$17,226,929	$10,708,691	$3,896,002	$19,586,601

*	Prior to May 1, 2003, this Sub-Account was called the Oppenheimer Main Street® Growth and Income Sub-Account

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2003

	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	##T. Rowe Price Blue Chip Growth Sub-Account	##T. Rowe Price Equity Income Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(94,308)	$105,619	$651,690	$(5,537)	$48,632	$7,761	$(7,134)	$(992)	$3,116	$(241,962)	$8,455

Net realized gain (loss) on investments	-	(96,630)	18	(262,364)	(287,606)	(7,846)	(78,454)	35	1,697	(23,699)	(241,088)

Change in net unrealized appreciation (depreciation) of investments	-	1,793,980	1,610,963	772,712	735,424	74,898	658,809	28,290	78,876	5,846,606	898,002

Net increase (decrease) in net assets resulting from operations	(94,308)	1,802,969	2,262,671	504,811	496,450	74,813	573,221	27,333	83,689	5,580,945	665,369

Capital transactions: (Note 7)

Net contract payments	2,987,709	564,235	1,719,880	59,287	183,780	16,362	170,059	43,538	182,718	1,099,077	301,844

Withdrawal of funds	(3,621,962)	(461,807)	(1,043,812)	(147,715)	(253,682)	(5,241)	(228,515)	(10)	(35,379)	(1,427,583)	(136,752)

Transfer due to death benefits	(130,669)	(29,962)	(52,873)	(3,109)	(29,457)	-	(1,367)	-	-	(140,643)	(7,997)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	64	26	829	650	(584)	(11)	(142)	67	74	3,467	4,438

Withdrawal due to administrative and contingent deferred sales charge	(1,892)	(765)	(1,567)	(390)	(221)	(37)	(172)	(1)	(43)	(1,319)	(172)

Transfers from (to) Fixed Account	(284,527)	1,518,065	960,030	23,926	37,961	(2,157)	148,384	50,494	108,958	684,863	51,765

Transfers between Sub-Accounts	(6,935,149)	575,089	1,557,540	(88,688)	44,457	28,739	197,044	259,673	549,272	256,761	210,265

Net increase (decrease) in net assets resulting from capital transactions	(7,986,426)	2,164,881	3,140,027	(156,039)	(17,746)	37,655	285,291	353,761	805,600	474,623	423,391

Total increase	(8,080,734)	3,967,850	5,402,698	348,772	478,704	112,468	858,512	381,094	889,289	6,055,568	1,088,760

NET ASSETS, at beginning of the period/year	19,757,182	6,793,119	11,688,546	2,091,348	2,587,090	217,462	1,321,015	-	-	15,599,290	1,984,351

NET ASSETS, at end of the year	$11,676,448	$10,760,969	$17,091,244	$2,440,120	$3,065,794	$329,930	$2,179,527	$381,094	$889,289	$21,654,858	$3,073,111

##	For the Period May 1, 2003 (Commencement of Operations) Through December 31, 2003.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS

For The Year Ended December 31, 2002

	American Century® VP Income & Growth Sub- Account	American Century® VP Value Sub- Account	Calvert Social Balanced Sub- Account	Fidelity® VIP Growth Sub- Account	Fidelity® VIP II Contrafund® Sub- Account	Fidelity® VIP III Growth Opportunities Sub-Account	INVESCO Financial Services Sub- Account	INVESCO Health Sciences Sub- Account	INVESCO Technology Sub- Account	Janus Aspen Balanced Sub- Account	Janus Aspen Capital Appreciation Sub- Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(53,644)	$437,170	$7,911	$(86,314)	$(108,732)	$(10,577)	$(15,988)	$(43,570)	$(21,017)	$103,296	$(94,123)

Net realized gain (loss) on investments	(524,153)	98,270	(27,067)	(1,187,745)	(856,270)	(181,856)	(123,460)	(319,696)	(1,319,970)	(118,632)	(1,911,304)

Change in net unrealized appreciation/depreciation of investments	(3,301,428)	(2,094,231)	(43,598)	(1,414,707)	(1,247,363)	(372,637)	(192,157)	(626,814)	298,037	(574,467)	(132,220)

Net increase (decrease) in net assets resulting from operations	(3,879,225)	(1,558,791)	(62,754)	(2,688,766)	(2,212,365)	(565,070)	(331,605)	(990,080)	(1,042,950)	(589,803)	(2,137,647)

Capital transactions: (Note 7)

Net contract payments	1,153,239	1,482,497	79,749	516,281	1,050,483	129,303	145,104	218,557	141,465	1,300,687	512,611

Withdrawal of funds	(1,504,156)	(588,503)	(18,934)	(729,096)	(2,204,394)	(86,452)	(386,423)	(299,214)	(170,495)	(551,361)	(1,126,296)

Transfer due to death benefits	(33,260)	(36,960)	-	(79,790)	(112,567)	(14,096)	(3,202)	(13,332)	(1,591)	(26,253)	(79,057)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	1,720	6,051	20	(780)	3,005	235	11	(707)	5,326	1,613	3,206

Annuity benefits paid	-	-	-	-	-	-	-	-	-	-	-

Withdrawal due to administrative and contingent deferred sales charge	(744)	(807)	(44)	(462)	(581)	(71)	(627)	(512)	(320)	(1,201)	(534)

Transfers from (to) Fixed Account	2,166,293	1,847,244	164,457	412,375	1,123,980	109,016	185,879	394,146	166,652	2,419,922	511,582

Transfers between Sub-Accounts	(738,255)	880,431	(7,885)	(533,605)	(316,275)	(37,871)	(122,815)	(189,012)	(28,437)	762,459	(1,169,499)

Net increase (decrease) in net assets resulting from capital transactions	1,044,837	3,589,953	217,363	(415,077)	(456,349)	100,064	(182,073)	109,926	112,600	3,905,866	(1,347,987)

Total increase (decrease)	(2,834,388)	2,031,162	154,609	(3,103,843)	(2,668,714)	(465,006)	(513,678)	(880,154)	(930,350)	3,316,063	(3,485,634)

NET ASSETS, at beginning of the year	18,421,154	8,020,953	315,319	8,586,266	20,952,552	2,312,325	1,898,223	3,628,736	2,004,167	5,614,407	13,137,055

NET ASSETS, at end of the year	$15,586,766	$10,052,115	$469,928	$5,482,423	$18,283,838	$1,847,319	$1,384,545	$2,748,582	$1,073,817	$8,930,470	$9,651,421

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2002

	Janus Aspen Worldwide Growth Sub- Account	MFS® Investors Trust Sub-Account	MML Blend Sub- Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub- Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	MML Large Cap Value Sub-Account	MML OTC 100 Sub- Account

Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(59,403)	$(24,204)	$142,535	$(4,385)	$(3,088)	$115,736	$(17,192)	$(25,689)	$(12,395)	$(3,901)

Net realized gain (loss) on investments	(3,254,072)	(175,968)	(832,549)	(111,764)	(47,545)	(904,148)	(439,438)	(437,601)	(83,678)	(154,412)

Change in net unrealized appreciation/depreciation of investments	(406,387)	(541,664)	(565,416)	(79,520)	(160,637)	(962,695)	(1,025,496)	(186,082)	(305,100)	59,409

Net increase (decrease) in net assets resulting from operations	(3,719,862)	(741,836)	(1,255,430)	(195,669)	(211,270)	(1,751,107)	(1,482,126)	(649,372)	(401,173)	(98,904)

Capital transactions: (Note 7)

Net contract payments	454,746	174,137	786,851	24,503	345,210	1,471,932	397,962	108,070	492,793	117,085

Withdrawal of funds	(945,047)	(212,645)	(601,120)	(4,029)	(2,797)	(432,388)	(318,779)	(57,300)	(133,628)	(4,091)

Transfer due to death benefits	(92,377)	(10,007)	(97,715)	(2,358)	-	(36,900)	(31,018)	(54,861)	(7,025)	-

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	7,546	118	1,724	57	19	4,338	268	1,133	(193)	(120)

Annuity benefits paid	-	-	-	-	-	-	-	-	-	-

Withdrawal due to administrative and contingent deferred sales charge	(454)	(114)	(72)	(63)	(70)	(221)	(318)	(118)	(591)	(62)

Transfers from (to) Fixed Account	745,622	388,735	465,522	51,574	(7,748)	592,343	105,096	140,375	556,204	224,746

Transfers between Sub-Accounts	(1,165,346)	(234,588)	(143,024)	(52,420)	4,349	(490,332)	(341,218)	(133,526)	31,110	(92,216)

Net increase (decrease) in net assets resulting from capital transactions	(995,310)	105,636	412,166	17,264	338,963	1,108,772	(188,007)	3,773	938,670	245,342

Total increase (decrease)	(4,715,172)	(636,200)	(843,264)	(178,405)	127,693	(642,335)	(1,670,133)	(645,599)	537,497	146,438

NET ASSETS, at beginning of the year	14,250,164	3,264,222	9,567,986	428,912	581,510	7,516,581	6,392,746	2,179,811	1,831,863	198,319

NET ASSETS, at end of the year	$9,534,992	$2,628,022	$8,724,722	$250,507	$709,203	$6,874,246	$4,722,613	$1,534,212	$2,369,360	$344,757

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2002

	†MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub- Account	Oppenheimer Bond Sub- Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub- Account	Oppenheimer Main Street® Growth & Income Sub- Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$(55,300)	$(36,828)	$(6,556)	$(54,195)	$992,210	$(90,784)	$(105,354)	$408,627	$(114,552)

Net realized gain (loss) on investments	42,705	(482,968)	(7,619)	(2,395,338)	(67,561)	(692,737)	(958,866)	(314,766)	(680,627)

Change in net unrealized appreciation/depreciation of investments	(728,211)	(337,891)	(84,693)	(307,730)	714,835	(2,910,693)	(2,179,746)	(252,938)	(3,058,354)

Net increase (decrease) in net assets resulting from operations	(740,806)	(857,687)	(98,868)	(2,757,263)	1,639,484	(3,694,214)	(3,243,966)	(159,077)	(3,853,533)

Capital transactions: (Note 7)

Net contract payments	586,682	246,634	135,824	673,254	2,916,886	1,593,234	1,796,571	1,188,972	1,722,993

Withdrawal of funds	(319,600)	(130,655)	(5,252)	(705,121)	(1,467,316)	(751,197)	(823,448)	(333,682)	(1,111,522)

Transfer due to death benefits	(6,258)	(6,029)	-	(58,647)	(68,485)	(53,565)	(41,118)	(9,929)	(113,811)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	43	138	12	5,991	68,107	3,543	3,435	538	5,775

Annuity benefits paid	-	-	-	-	-	-	-	-	-

Withdrawal due to administrative and contingent deferred sales charge	(447)	(232)	(54)	(450)	(995)	(965)	(629)	(572)	(1,231)

Transfers from (to) Fixed

Account	660,575	177,845	102,732	215,835	3,497,812	2,181,413	1,394,707	945,057	1,090,921

Transfers between Sub-Accounts	193,225	(45,266)	647,946	(611,539)	3,337,620	(162,082)	(241,532)	567,881	(43,857)

Net increase (decrease) in net assets resulting from capital transactions	1,114,220	242,435	881,208	(480,677)	8,283,629	2,810,381	2,087,986	2,358,265	1,549,268

Total increase (decrease)	373,414	(615,252)	782,340	(3,237,940)	9,923,113	(883,833)	(1,155,980)	2,199,188	(2,304,265)

NET ASSETS, at beginning of the year	4,388,467	2,955,361	119,154	9,532,839	15,928,450	11,697,157	12,490,048	4,280,458	17,788,665

NET ASSETS, at end of the year	$4,761,881	$2,340,109	$901,494	$6,294,899	$25,851,563	$10,813,324	$11,334,068	$6,479,646	$15,484,400

†	Prior to May 1, 2002, the MML Small Cap Equity Sub-Account was called MML Small Cap Value Equity Sub-Account.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

STATEMENT OF CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2002

	Oppenheimer Money Sub- Account	Oppenheimer Multiple Strategies Sub- Account	Oppenheimer Strategic Bond Sub- Account	Oppenheimer International Growth Sub- Account	Panorama Growth Sub-Account	Panorama Total Return Sub- Account	††Scudder VIT EAFE® Equity Index Sub-Account	††Scudder VIT Small Cap Index Sub- Account	T. Rowe Price Mid-Cap Growth Sub-Account	†††Templeton Foreign Securities Sub-Account
Increase (decrease) in net assets

Operations:

Net investment income (loss)	$14,486	$198,362	$571,139	$(19,067)	$(10,220)	$58,309	$1,052	$(10,280)	$(247,958)	$3,650

Net realized gain (loss) on investments	-	(225,034)	(63,948)	(1,641,843)	(343,068)	(291,515)	(10,896)	(60,957)	(8,403)	(123,587)

Change in net unrealized appreciation/depreciation of investments	-	(773,219)	115,891	601,201	(132,158)	(259,782)	(30,153)	(310,527)	(4,426,086)	(327,204)

Net increase (decrease) in net assets resulting from operations	14,486	(799,891)	623,082	(1,059,709)	(485,446)	(492,988)	(39,997)	(381,764)	(4,682,447)	(447,141)

Capital transactions: (Note 7)

Net contract payments	4,992,335	949,175	1,329,949	167,082	122,399	65,842	25,572	76,329	1,328,573	274,748

Withdrawal of funds	(4,188,572)	(311,401)	(438,231)	(524,805)	(243,241)	(267,990)	(3,035)	(100,819)	(1,285,142)	(96,611)

Transfer due to death benefits	(47,778)	(1,255)	(193,276)	(15,081)	(33,402)	(83,923)	-	(9,548)	(135,991)	(909)

Transfer due to reimbursement (payment) of accumulation unit value fluctuation	(215)	50	64	(939)	(2,593)	(1,181)	12	300	7,954	741

Annuity benefits paid	-	-	-	-	-	-	-	-	-	-

Withdrawal due to administrative and contingent deferred sales charge	(1,325)	(402)	(750)	(102)	(189)	(207)	(19)	(71)	(1,320)	(94)

Transfers from (to) Fixed Account	1,100,972	1,680,301	1,166,753	130,324	321,910	27,977	90,125	(3,127)	1,258,867	241,980

Transfers between Sub-Accounts	623,093	(534,999)	854,815	(53,533)	136,351	87,458	25,300	55,101	(757,147)	39,140

Net increase (decrease) in net assets resulting from capital transactions	2,478,510	1,781,469	2,719,324	(297,054)	301,235	(172,024)	137,955	18,165	415,794	458,995

Total increase (decrease)	2,492,996	981,578	3,342,406	(1,356,763)	(184,211)	(665,012)	97,958	(363,599)	(4,266,653)	11,854

NET ASSETS, at beginning of the year	17,264,186	5,811,541	8,346,140	3,977,651	2,275,559	3,252,102	119,504	1,684,614	19,865,943	1,972,497

NET ASSETS, at end of the year	$19,757,182	$6,793,119	$11,688,546	$2,620,888	$2,091,348	$2,587,090	$217,462	$1,321,015	$15,599,290	$1,984,351

††	Prior to May 1, 2002, the Scudder VIT Small Cap Index Sub-Account and the Scudder VIT EAFE® Equity Index Sub-Account were called Deutsche VIT Small Cap Index Sub-Account and Deutsche VIT EAFE® Equity Index Sub-Account, respectively.
†††	Prior to May 1, 2002, the Templeton Foreign Securities Sub-Account was called Templeton International Securities Sub-Account.

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 4 - Panorama Premier Segment

Notes To Financial Statements

1.	HISTORY

Massachusetts Mutual Variable Annuity Separate Account 4 (“Separate Account 4”) is a separate investment account established on July 9, 1997.

Massachusetts Mutual Life Insurance Company (“MassMutual”) maintains four segments within Separate Account 4. The segments are the Panorama Premier Segment, the Panorama Passage Segment, the MassMutual Artistry Segment and the MassMutual TransitionsSM Segment. These notes and the financial statements presented herein describe and consist only of the Panorama Premier Segment (“Pan Premier Segment”). The Pan Premier Segment is used exclusively for MassMutual’s individual certificates issued under a group deferred variable annuity contract with flexible purchase payments known as Panorama Premier.

The Separate Account operates as a registered unit investment trust pursuant to the Investment Company Act of 1940 (“the 1940 Act”).

The assets and liabilities of the Separate Account 4 are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account 4 assets are not chargeable with liabilities arising out of any other business MassMutual may conduct.

2.	INVESTMENT OF PANORAMA PREMIER SEGMENT’S ASSETS

The Pan Premier Segment consists of forty-seven Sub-Accounts. Each Sub-Account invests in corresponding shares of either the: American Century® Variable Portfolios, Inc. (“American Century VP”), American Funds Insurance Series® (“American Funds”), Calvert Variable Series, Inc. (“Calvert”), Fidelity® Variable Insurance Products Fund (“Fidelity VIP”), Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton VIP Trust”), INVESCO Variable Investment Funds, Inc. (“INVESCO VIF”), Janus Aspen Series (“Janus Aspen”), MFS® Variable Insurance TrustSM (“MFS Trust”), MML Series Investment Fund (“MML Trust”), Oppenheimer Variable Account Funds (“Oppenheimer Funds”), Panorama Series Fund, Inc. (“Panorama Fund”), Scudder Investment VIT Fund (“Scudder Investment”) (prior to May 1, 2003, the Scudder Investment VIT Fund was known as Deutsche Asset Management VIT Funds,) and T. Rowe Price Equity Series, Inc. (“T. Rowe Price”).

American Century VP is a diversified, open-end, management investment company registered under the 1940 Act with two of its Funds available to the Pan Premier Segment’s participants: American Century® VP Income & Growth Fund and American Century® VP Value Fund. American Century Investment Management, Inc. is the investment adviser to the Funds.

American Funds is a diversified, open-end, management investment company registered under the 1940 Act with two of its Funds available to the Pan Premier Segment’s participants: American Funds® Asset Allocation Fund (Class 2) and American Funds® Growth-Income Fund (Class 2). Capital Research and Management Company is the investment adviser to the Funds.

Calvert is a management investment company consisting of separate portfolios of investments. One of its Portfolios is available to the Pan Premier Segment’s participants: Calvert Social Balanced Portfolio. Calvert Asset Management Company, Inc. is the investment adviser to the Portfolio.

Fidelity VIP is an open-end, management investment company registered under the 1940 Act with three of its Portfolios available to the Pan Premier Segment’s participants: Fidelity® VIP Contrafund® Portfolio (Initial Class), Fidelity® VIP Growth Portfolio (Service Class) and Fidelity® VIP Growth Opportunities Portfolio (Service Class). Fidelity Management & Research Company (“FMR”) is the investment adviser to the Portfolio. FMR Co., Inc., a wholly owned subsidiary of FMR, serves as sub-adviser to the Portfolios.

Franklin Templeton VIP Trust is an open-end, management investment company registered under the 1940 Act with two of its Funds available to the Pan Premier Segment’s participants: Franklin Small Cap Value Securities Fund (Class 2) and Templeton Foreign Securities Fund (Class 2). Prior to May 1, 2002, this fund was called Templeton International Securities

Notes To Financial Statements (Continued)

Fund. Franklin Advisory Services, LLC is the investment adviser to the Franklin Small Cap Value Securities Fund and Templeton Investment Counsel. LLC is the investment adviser to the Templeton Foreign Securities Fund.

INVESCO VIF is an open-end, diversified, no-load management investment company registered under the 1940 Act with three of its Funds available to the Pan Premier Segment’s participants: INVESCO VIF-Financial Services Fund, INVESCO VIF-Health Sciences Fund and INVESCO VIF-Technology Fund. INVESCO Funds Group, Inc. is the investment adviser to the Funds.

Janus Aspen is an open-end, management investment company registered under the 1940 Act with three of its Portfolios available to the Pan Premier Segment’s participants: Janus Aspen Balanced Portfolio (Institutional), Janus Aspen Capital Appreciation Portfolio (Institutional) and Janus Aspen Worldwide Growth Portfolio (Institutional). Janus Capital Management LLC is the investment adviser to the Portfolios.

MFS Trust is an open-end, management investment company registered under the 1940 Act with two of its separate series of shares available to the Pan Premier Segment’s participants: MFS® Investors Trust Series and MFS® New Discovery Series. Massachusetts Financial Services Company serves as investment adviser to the Series.

MML Trust is an open-end, investment company registered under the 1940 Act with twelve of its separate series available to the Pan Premier Segment’s participants: MML Blend Fund, MML Emerging Growth Fund, MML Enhanced Index Core Equity Fund, MML Equity Fund, MML Equity Index Fund (Class I), MML Growth Equity Fund, MML Inflation-Protected Bond Fund, MML Large Cap Value Fund, MML OTC 100 Fund, MML Small Cap Equity Fund (prior to May 1, 2002, this fund was called MML Small Cap Value Equity Fund), MML Small Cap Growth Equity Fund, and MML Small Company Opportunities Fund. MassMutual serves as investment adviser to each of the MML Funds pursuant to an investment management agreement. David L. Babson & Company Inc. (“Babson”), a controlled subsidiary of MassMutual, serves as the investment sub-adviser to the MML Blend Fund, MML Enhanced Index Core Equity Fund, MML Inflation-Protected Bond Fund, MML Small Cap Equity Fund and MML Small Company Opportunities Fund. MassMutual has entered into sub-advisory agreements with Babson and Alliance Capital Management L.P. (“Alliance Capital”) (effective February 12, 2002) whereby Babson and Alliance Capital each manage a portion of the MML Equity Fund. MassMutual has entered into a sub-advisory agreement with Northern Trust Investments, Inc. (“Northern Trust”) whereby Northern Trust manages the investments of the MML Equity Index Fund and the MML OTC 100 Fund. Prior to January 31, 2003, Deutsche Asset Management, Inc., served as sub-adviser to the Funds. MassMutual has entered into an agreement with Massachusetts Financial Services Company to serve as the investment sub-adviser to the MML Growth Equity Fund. MassMutual has entered into an agreement with Wellington Management Company, LLP and Waddell & Reed Investment Management Company pursuant to which each serves as investment sub-adviser for the MML Small Cap Growth Equity Fund. MassMutual entered into a sub-advisory agreement with Davis Selected Advisers, L.P. to serve as the investment sub-adviser to the MML Large Cap Value Fund. MassMutual entered into a sub-advisory agreement with RS Investment Management L.P. to serve as the investment sub-adviser to the MML Emerging Growth Fund.

Oppenheimer Funds is an open-end, management investment company registered under the 1940 Act with nine of its Funds available to the Pan Premier Segment’s participants: Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund®/VA (prior to May 1, 2003, this fund was called Oppenheimer Main Street® Growth & Income Fund/VA), Oppenheimer Money Fund/VA, Oppenheimer Multiple Strategies Fund/VA and Oppenheimer Strategic Bond Fund/VA. OppenheimerFunds, Inc., a controlled subsidiary of MassMutual, serves as investment adviser to the Oppenheimer Funds.

Panorama Fund is an open-end, management investment company registered under the 1940 Act with three of its Portfolios available to the Pan Premier Segment’s participants: Oppenheimer International Growth Fund/VA, Panorama Growth Portfolio, Panorama Total Return Portfolio. OppenheimerFunds, Inc., a controlled subsidiary of MassMutual, serves as the investment adviser to the Panorama Portfolios.

Scudder Investment is an investment company registered under the 1940 Act with two of its Funds available to the Pan Premier Segment’s participants: Scudder VIT Small Cap Index Fund (prior to May 1, 2002, this fund was called the Deutsche VIT Small Cap Index Fund) and Scudder VIT EAFE® Equity Index Fund (prior to May 1, 2002, this fund was called Deutsche VIT EAFE® Equity Index Fund). Northern Trust Investments, Inc. serves as the investment adviser to the Funds. Prior to January 31, 2003, Deutsche Asset Management, Inc. served as sub-adviser to these Funds.

Notes To Financial Statements (Continued)

T. Rowe Price is a diversified, open-end, investment company registered under the 1940 Act with three of its Portfolios available to the Pan Premier Segment’s participants: T. Rowe Price Blue Chip Growth Portfolio, T. Rowe Price Equity Income Portfolio and T. Rowe Price Mid-Cap Growth Portfolio. T. Rowe Price Associates, Inc. is the investment adviser to the Portfolios.

In addition to the forty-seven Sub-Accounts of the Panorama Premier Segment, a contract owner may also allocate funds to one of three Fixed Accounts: the Fixed Account and two Fixed Accounts for Dollar Cost Averaging, which are part of MassMutual’s General Account. The Fixed Accounts are not registered as an investment company under the Investment Company Act of 1940.

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Pan Premier Segment in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (hereinafter referred to as “generally accepted accounting principles”).

A.	Investment Valuation

Investments in American Century VP, American Funds, Calvert, Fidelity VIP, Franklin Templeton VIP Trust, INVESCO VIF, Janus Aspen, MFS Trust, MML Trust, Oppenheimer Funds, Panorama Fund, Scudder Investment and T. Rowe Price are each stated at market value which is the net asset value per share of each of the respective underlying Funds/Portfolios.

B.	Accounting for Investments

Investment transactions are accounted for on the trade date and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-dividend date.

C.	Federal Income Taxes

Operations of Pan Premier Segment form a part of the total operations of MassMutual and the Pan Premier Segment is not taxed separately. MassMutual is taxed as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. MassMutual will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Pan Premier Segment’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to Pan Premier Segment.

D.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.	CHARGES

There are no deductions for sales charges made from purchase payments. However, if a withdrawal is made, a contingent deferred sales charge may be assessed by MassMutual. Any premium taxes relating to the certificates may be deducted from the purchase payments or contract value when annuity payments or withdrawals are made. Premium taxes generally range from 0% to 3.5%.

There is also an annual certificate maintenance charge of $30 per certificate imposed each year for the expenses incurred by MassMutual for the establishment and maintenance of the certificates and related administrative expenses. This charge is waived if the certificate is $50,000 or greater.

Notes To Financial Statements (Continued)

For assuming mortality and expense risks, MassMutual deducts a charge equal, on an annual basis, to 1.25% of the average daily net asset value of the Pan Premier Segment’s assets. MassMutual also deducts an administrative charge equal, on an annual basis, to .15% of the average daily net assets of the Pan Premier Segment. These charges cover expenses in connection with the administration of the Pan Premier Segment and the certificates.

The mortality risk is a risk that the group of lives MassMutual insures may, on average, live for shorter periods of time than MassMutual estimated. The mortality risk is fully borne by MassMutual and may result in additional amounts being transferred into the Separate Account 4 by MassMutual to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to MassMutual.

5.	DISTRIBUTION AGREEMENTS

MML Distributors, LLC (“MML Distributors”), a wholly owned subsidiary of MassMutual, serves as principal underwriter for the certificates pursuant to an underwriting and servicing agreement among MML Distributors, and MassMutual. MML Distributors is registered with the Securities and Exchange Commission (the “SEC”) as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (the “NASD”). MML Distributors may enter into selling agreements with other broker-dealers who are registered with the SEC and are members of the NASD in order to sell the certificates.

MML Investors Services, Inc. (“MMLISI”), a wholly-owned subsidiary of MassMutual, serves as co-underwriter for the certificates pursuant to underwriting and servicing agreements between MMLISI and MassMutual. MMLISI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the NASD. Registered representatives of MMLISI sell the certificates as authorized variable contract agents under applicable state insurance laws.

Pursuant to underwriting and servicing agreements, commissions or other fees due to registered representatives for selling and servicing the certificates are paid by MassMutual on behalf of MML Distributors or MMLISI. MML Distributors and MMLISI also receive compensation for their actions as underwriters of the certificates.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	American Funds® Asset Allocation Sub-Account	American Funds® Growth-Income Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	Franklin Small Cap Value Securities Sub-Account	INVESCO Financial Services Sub-Account	INVESCO Health Sciences Sub-Account	INVESCO Technology Sub-Account

Cost of purchases	$1,898,228	$2,083,076	$3,173,709	$3,189,135	$172,244	$1,998,446	$853,638	$230,325	$778,688	$323,182	$495,258	$402,550

Proceeds from sales	(1,580,141)	(1,222,123)	(50,088)	(31,970)	(39,633)	(1,607,687)	(1,014,505)	(419,660)	(109,241)	(298,408)	(401,715)	(407,278)

	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	MFS® New Discovery Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	MML Inflation- Protected Bond Sub-Account

Cost of purchases	$2,349,729	$661,197	$587,188	$250,780	$344,299	$916,954	$164,491	$79,356	$676,932	$733,427	$144,326	$1,625,674

Proceeds from sales	(1,209,632)	(1,871,825)	(1,667,764)	(485,839)	(155,783)	(1,252,021)	(147,791)	(63,862)	(1,345,471)	(729,781)	(168,013)	(183,776)

	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account

Cost of purchases	$769,725	$477,095	$355,961	$339,244	$440,597	$330,719	$7,019,289	$1,547,739	$2,166,169	$5,692,421	$435,196	$2,138,411

Proceeds from sales	(445,113)	(192,726)	(775,176)	(518,482)	(288,111)	(1,094,181)	(7,082,234)	(878,875)	(1,156,265)	(2,669,094)	(384,713)	(1,956,576)

	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE ® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	T. Rowe Price Blue Chip Growth Sub-Account	T. Rowe Price Equity Income Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account

Cost of purchases	$6,009,585	$2,847,210	$5,282,041	$287,770	$558,147	$73,390	$583,939	$353,514	$841,002	$2,014,999	$713,348

Proceeds from sales	(13,875,001)	(566,246)	(1,494,539)	(449,334)	(527,242)	(27,968)	(305,750)	(729)	(35,963)	(1,814,595)	(265,123)

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units (2003-total units; 2002-accumulation units) for the two years ended December 31, 2003 were as follows:

December 31, 2003	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	American Funds® Asset Allocation Sub-Account	American Funds® Growth-Income Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Contrafund® Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP Growth Opportunities Sub-Account	Franklin Small Cap Value Securities Sub-Account	INVESCO Financial Services Sub-Account	INVESCO Health Sciences Sub-Account	INVESCO Technology Sub-Account

Units purchased	66,098	62,458	112,105	84,508	7,143	82,474	40,249	10,564	18,796	7,181	23,281	55,114

Units withdrawn	(115,151)	(79,348)	(4,780)	(3,844)	(3,884)	(119,382)	(78,433)	(31,436)	(2,985)	(11,446)	(21,131)	(55,552)

Units transferred between sub-accounts and to/from the Fixed Account	74,015	87,767	178,172	195,014	12,903	77,562	21,725	(12,546)	41,194	5,503	9,715	1,974

Net increase (decrease)	24,962	70,877	285,497	275,678	16,162	40,654	(16,459)	(33,418)	57,005	1,238	11,865	1,536

December 31, 2003 (Continued)	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	MFS® New Discovery Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	MML Inflation- Protected Bond Sub-Account

Units purchased	101,644	36,453	39,498	18,278	6,198	47,085	8,097	5,028	56,669	34,407	14,377	33,435

Units withdrawn	(81,176)	(112,766)	(96,433)	(26,464)	(84)	(97,109)	(6,830)	(7,791)	(82,536)	(68,082)	(11,146)	(12,534)

Units transferred between sub-accounts and to/from the Fixed Account	100,845	(67,627)	(90,800)	(23,786)	9,285	(10,044)	5,577	4,279	(85,580)	33,420	(5,106)	119,851

Net increase (decrease)	121,313	(143,940)	(147,735)	(31,972)	15,399	(60,068)	6,844	1,516	(111,447)	(255)	(1,875)	140,752

December 31, 2003 (Continued)	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer International Growth Sub-Account	Oppenheimer Main Street Sub-Account

Units purchased	44,091	45,529	20,624	9,655	13,059	58,756	115,036	80,792	101,844	69,833	12,645	164,786

Units withdrawn	(20,779)	(4,784)	(29,283)	(21,327)	(12,220)	(96,498)	(207,528)	(108,410)	(102,037)	(63,169)	(21,741)	(186,038)

Units transferred between sub-accounts and to/from the Fixed Account	22,509	40,766	(25,054)	(5,121)	7,317	(67,301)	9,165	110,726	94,195	239,773	10,207	48,949

Net increase (decrease)	45,821	81,511	(33,713)	(16,793)	8,156	(105,043)	(83,327)	83,108	94,002	246,437	1,111	27,697

December 31, 2003 (Continued)	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE ® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	T. Rowe Price Blue Chip Growth Sub-Account	T. Rowe Price Equity Income Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account

Units purchased	241,977	55,121	140,838	5,923	16,944	2,875	15,160	3,885	16,458	71,426	38,487

Units withdrawn	(303,580)	(51,651)	(89,563)	(15,230)	(26,814)	(995)	(23,494)	-	(3,261)	(109,352)	(18,732)

Units transferred between sub-accounts and to/from the Fixed Account	(585,263)	215,342	211,030	(6,214)	7,903	4,773	29,965	27,956	59,832	58,916	33,097

Net increase (decrease)	(646,866)	218,812	262,305	(15,521)	(1,967)	6,653	21,631	31,841	73,029	20,990	52,852

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

December 31, 2002	American Century® VP Income & Growth Sub-Account	American Century® VP Value Sub-Account	Calvert Social Balanced Sub-Account	Fidelity® VIP Growth Sub-Account	Fidelity® VIP II Contrafund® Sub-Account	Fidelity® VIP III Growth Opportunities Sub-Account	INVESCO Financial Services Sub-Account	INVESCO Health Sciences Sub- Account	INVESCO Technology Sub-Account	Janus Aspen Balanced Sub-Account	Janus Aspen Capital Appreciation Sub-Account

Units purchased	110,821	131,730	9,708	68,033	88,007	20,277	13,551	22,724	50,992	148,993	62,787

Units withdrawn	(144,703)	(58,856)	(2,513)	(113,825)	(193,668)	(16,873)	(40,806)	(35,055)	(78,760)	(67,667)	(153,911)

Units transferred between Sub-Accounts and to/from the Fixed Account	136,613	235,334	18,693	(27,368)	65,132	8,987	4,963	17,920	40,216	368,109	(84,122)

Net increase (decrease)	102,731	308,208	25,888	(73,160)	(40,529)	12,391	(22,292)	5,589	12,448	449,435	(175,246)

December 31, 2002 (Continued)	Janus Aspen Worldwide Growth Sub-Account	MFS® Investors Trust Sub-Account	MML Blend Sub-Account	MML Emerging Growth Sub-Account	MML Enhanced Index Core Equity Sub-Account	MML Equity Sub-Account	MML Equity Index Sub-Account	MML Growth Equity Sub-Account	MML Large Cap Value Sub-Account	MML OTC 100 Sub-Account	MML Small Cap Equity Sub-Account

Units purchased	55,922	22,218	100,850	6,070	39,514	211,034	56,943	14,296	62,206	43,158	47,306

Units withdrawn	(134,051)	(28,329)	(87,216)	(1,753)	(366)	(70,206)	(49,257)	(15,075)	(17,308)	(1,513)	(27,926)

Units transferred between Sub-Accounts and to/from the Fixed Account	(60,773)	18,702	37,064	(2,206)	(2,323)	11,339	(33,576)	(2,233)	75,641	49,054	68,149

Net increase (decrease)	(138,902)	12,591	50,698	2,111	36,825	152,167	(25,890)	(3,012)	120,539	90,699	87,529

December 31, 2002 (Continued)	MML Small Cap Growth Equity Sub-Account	MML Small Company Opportunities Sub-Account	Oppenheimer Aggressive Growth Sub-Account	Oppenheimer Bond Sub-Account	Oppenheimer Capital Appreciation Sub-Account	Oppenheimer Global Securities Sub-Account	Oppenheimer High Income Sub-Account	Oppenheimer Main Street® Growth & Income Sub-Account	Oppenheimer Money Sub-Account	Oppenheimer Multiple Strategies Sub-Account	Oppenheimer Strategic Bond Sub-Account

Units purchased	23,975	13,127	90,757	226,635	180,846	165,492	127,790	220,992	403,237	100,081	121,334

Units withdrawn	(13,551)	(529)	(110,502)	(117,617)	(95,980)	(81,567)	(37,213)	(161,999)	(341,985)	(33,644)	(57,546)

Units transferred between Sub-Accounts and to/from the Fixed Account	10,250	66,772	(60,902)	531,114	222,827	102,150	164,368	121,814	139,257	120,633	185,805

Net increase (decrease)	20,674	79,370	(80,647)	640,132	307,693	186,075	254,945	180,807	200,509	187,070	249,593

December 31, 2002 (Continued)	Oppenheimer International Growth Sub-Account	Panorama Growth Sub-Account	Panorama Total Return Sub-Account	Scudder VIT EAFE® Equity Index Sub-Account	Scudder VIT Small Cap Index Sub-Account	T. Rowe Price Mid-Cap Growth Sub-Account	Templeton Foreign Securities Sub-Account

Units purchased	14,053	11,557	5,920	4,679	7,537	88,982	33,863

Units withdrawn	(40,258)	(26,385)	(32,048)	(542)	(11,484)	(100,901)	(12,231)

Units transferred between Sub-Accounts and to/from the Fixed Account	7,363	45,091	10,525	20,753	4,152	25,376	35,132

Net increase (decrease)	(18,842)	30,263	(15,603)	24,890	205	13,457	56,764

Notes To Financial Statements (Continued)

8.	UNIT VALUES

A.	A summary of units outstanding (year 2003-total units; prior years-accumulation units), unit values, investment income ratios (2003-gross investment income; prior years-net investment income), expense ratios, excluding expenses of the underlying funds and total return ratios for each of the five years in the period ended December 31, 2003 follows:

		Net Assets		Investment Income Ratio	Expense Ratio	Total Return
	Units	Unit Value	Amount
American Century® VP Income & Growth Sub-Account

December 31,

2003	1,727,188	$11.68	$20,173,458	1.28%	1.40%	27.56%

2002	1,702,226	9.16	15,586,766	(0.32)%	1.40%	(20.49)%

2001	1,599,495	11.52	18,421,154	(0.56)%	1.40%	(9.64)%

2000	1,527,624	12.74	19,469,330	(0.93)%	1.40%	(11.85)%

1999	900,257	14.46	13,016,246	(1.37)%	1.40%	16.38%

American Century® VP Value Sub-Account

December 31,

2003	1,057,243	12.96	13,701,544	1.01%	1.40%	27.17%

2002	986,366	10.19	10,052,115	4.44%	1.40%	(13.84)%

2001	678,158	11.83	8,020,953	(0.60)%	1.40%	11.24%

2000	276,542	10.63	2,940,199	(0.03)%	1.40%	16.51%

1999*	27,815	9.13	253,825	(0.40)%	1.40%	(8.70)%

American Funds® Asset Allocation Sub-Account

December 31,

2003*	285,497	11.59	3,310,162	3.77%	1.40%	15.94%

American Funds® Growth-Income Sub-Account

December 31,

2003*	275,678	12.53	3,454,309	1.77%	1.40%	25.30%

Calvert Social Balanced Sub-Account

December 31,

2003	77,986	8.94	697,477	2.12%	1.40%	17.66%

2002	61,284	7.60	469,928	1.85%	1.40%	(13.37)%

2001	35,936	8.77	315,319	7.19%	1.40%	(8.24)%

2000*	9,862	9.56	94,308	9.03%	1.40%	(4.40)%

Fidelity® VIP Contrafund® Sub-Account

December 31,

2003	1,703,633	13.93	23,728,151	0.45%	1.40%	26.68%

2002	1,662,979	10.99	18,283,838	(0.55)%	1.40%	(10.61)%

2001	1,703,508	12.30	20,952,552	2.35%	1.40%	(13.47)%

2000	1,787,218	14.21	25,404,728	8.52%	1.40%	(7.91)%

1999	1,000,962	15.44	15,451,251	(1.08)%	1.40%	22.53%

Fidelity® VIP Growth Sub-Account

December 31,

2003	921,941	7.65	7,052,645	0.19%	1.40%	30.94%

2002	938,400	5.84	5,482,423	(1.25)%	1.40%	(31.17)%

2001	1,011,560	8.49	8,586,266	6.09%	1.40%	(18.88)%

2000	999,821	10.46	10,461,578	1.60%	1.40%	(12.30)%

1999*	93,012	11.93	1,109,685	(0.41)%	1.40%	19.30%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

		Net Assets		Investment Income Ratio	Expense Ratio	Total Return
	Units	Unit Value	Amount
Fidelity® VIP Growth Opportunities Sub-Account

December 31,

2003	308,674	$6.90	$2,131,255	0.65%	1.40%	27.86%

2002	342,092	5.40	1,847,319	(0.51)%	1.40%	(23.00)%

2001	329,701	7.01	2,312,325	(1.21)%	1.40%	(15.64)%

2000	277,149	8.31	2,303,999	2.51%	1.40%	(18.32)%

1999*	57,525	10.18	585,500	(0.39)%	1.40%	1.80%

Franklin Small Cap Value Securities Sub-Account

December 31,

2003*	57,005	13.21	753,227	0.04%	1.40%	32.13%

INVESCO Financial Services Sub-Account

December 31,

2003	149,379	11.94	1,783,969	0.56%	1.40%	27.78%

2002	148,141	9.35	1,384,545	(0.89)%	1.40%	(16.09)%

2001	170,433	11.14	1,898,223	(0.93)%	1.40%	(11.14)%

2000*	78,979	12.53	989,960	(0.59)%	1.40%	25.30%

INVESCO Health Sciences Sub-Account

December 31,

2003	351,092	10.21	3,584,551	-	1.40%	26.01%

2002	339,227	8.10	2,748,582	(1.39)%	1.40%	(25.50)%

2001	333,638	10.88	3,628,736	(1.03)%	1.40%	(13.81)%

2000*	195,530	12.62	2,467,366	(0.59)%	1.40%	26.20%

INVESCO Technology Sub-Account

December 31,

2003	573,744	2.69	1,542,609	-	1.40%	43.27%

2002	572,208	1.88	1,073,817	(1.40)%	1.40%	(47.59)%

2001	559,760	3.58	2,004,167	(1.44)%	1.40%	(46.59)%

2000*	290,493	6.70	1,947,195	(0.52)%	1.40%	(33.00)%

Janus Aspen Balanced Sub-Account

December 31,

2003	1,191,346	9.39	11,182,314	2.24%	1.40%	12.46%

2002	1,070,033	8.35	8,930,470	1.39%	1.40%	(7.75)%

2001	620,598	9.05	5,614,407	1.76%	1.40%	(6.00)%

2000*	183,988	9.62	1,770,700	3.14%	1.40%	(3.80)%

Janus Aspen Capital Appreciation Sub-Account

December 31,

2003	1,185,019	8.63	10,229,285	0.48%	1.40%	18.86%

2002	1,328,959	7.26	9,651,421	(0.83)%	1.40%	(16.84)%

2001	1,504,205	8.73	13,137,055	(0.23)%	1.40%	(22.77)%

2000	1,579,044	11.31	17,856,581	0.18%	1.40%	(19.32)%

1999*	325,091	14.02	4,556,423	0.19%	1.40%	40.20%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

		Net Assets		Investment Income Ratio	Expense Ratio	Total Return
	Units	Unit Value	Amount
Janus Aspen Worldwide Growth Sub-Account

December 31,

2003	1,271,343	$8.22	$10,444,582	1.11%	1.40%	22.27%

2002	1,419,078	6.72	9,534,992	(0.51)%	1.40%	(26.54)%

2001	1,557,980	9.15	14,250,164	(0.98)%	1.40%	(23.52)%

2000	1,544,164	11.96	18,467,842	8.88%	1.40%	(16.84)%

1999*	255,035	14.38	3,667,714	(0.40)%	1.40%	43.80%

MFS® Investors Trust Sub-Account

December 31,

2003	361,929	8.04	2,908,528	0.67%	1.40%	20.45%

2002	393,901	6.67	2,628,022	(0.83)%	1.40%	(22.06)%

2001	381,310	8.56	3,264,222	1.61%	1.40%	(17.13)%

2000	297,441	10.33	3,072,574	(0.87)%	1.40%	(1.53)%

1999*	27,935	10.49	293,048	(0.38)%	1.40%	4.90%

MFS® New Discovery Sub-Account

December 31,

2003*	15,399	12.77	196,649	-	1.40%	27.70%

MML Blend Sub-Account

December 31,

2003	1,111,667	8.72	9,689,574	2.61%	1.40%	17.06%

2002	1,171,735	7.45	8,724,722	1.56%	1.40%	(12.76)%

2001	1,121,037	8.53	9,567,986	17.60%	1.40%	(7.07)%

2000	1,028,458	9.18	9,445,459	23.17%	1.40%	(1.36)%

1999*	488,221	9.31	4,545,762	7.56%	1.40%	(6.90)%

MML Emerging Growth Sub-Account

December 31,

2003	80,484	4.89	393,937	-	1.40%	43.88%

2002	73,640	3.40	250,507	(1.41)%	1.40%	(43.27)%

2001	71,529	6.00	428,912	(1.46)%	1.40%	(17.59)%

2000*	38,192	7.28	277,876	(0.86)%	1.40%	(27.20)%

MML Enhanced Index Core Equity Sub-Account

December 31,

2003	101,736	8.87	902,732	1.03%	1.40%	25.39%

2002	100,220	7.08	709,203	(0.42)%	1.40%	(22.85)%

2001*	63,395	9.17	581,510	(0.06)%	1.40%	(8.27)%

MML Equity Sub-Account

December 31,

2003	1,036,153	7.53	7,802,906	1.79%	1.40%	25.72%

2002	1,147,600	5.99	6,874,246	1.56%	1.40%	(20.67)%

2001	995,433	7.55	7,516,581	29.12%	1.40%	(15.91)%

2000	754,047	8.98	6,771,214	12.23%	1.40%	1.44%

1999*	339,319	8.85	3,003,913	6.98%	1.40%	(11.50)%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

		Net Assets		Investment Income Ratio	Expense Ratio	Total Return
	Units	Unit Value	Amount
MML Equity Index Sub-Account

December 31,

2003	740,670	$8.05	$5,962,765	1.34%	1.40%	26.30%

2002	740,925	6.37	4,722,613	(0.32)%	1.40%	(23.54)%

2001	766,815	8.34	6,392,746	(0.63)%	1.40%	(13.55)%

2000	791,981	9.64	7,637,327	(0.54)%	1.40%	(10.78)%

1999*	401,002	10.81	4,334,347	2.22%	1.40%	8.10%

MML Growth Equity Sub-Account

December 31,

2003	243,985	7.56	1,845,132	0.02%	1.40%	21.19%

2002	245,860	6.24	1,534,212	(1.40)%	1.40%	(28.75)%

2001	248,872	8.76	2,179,811	(1.43)%	1.40%	(26.26)%

2000	236,740	11.88	2,878,797	21.42%	1.40%	(7.83)%

1999*	83,864	12.89	1,080,829	(0.79)%	1.40%	28.90%

MML Inflation-Protected Bond Sub-Account

December 31,

2003*	140,752	10.37	1,459,222	1.99%	1.40%	3.67%

MML Large Cap Value Sub-Account

December 31,

2003	379,210	9.08	3,443,917	0.76%	1.40%	27.79%

2002	333,389	7.11	2,369,360	(0.59)%	1.40%	(17.42)%

2001	212,850	8.61	1,831,863	(0.92)%	1.40%	(12.40)%

2000*	75,057	9.82	737,411	(0.24)%	1.40%	(1.80)%

MML OTC 100 Sub-Account

December 31,

2003	221,876	3.60	798,751	-	1.40%	46.57%

2002	140,365	2.46	344,757	(1.39)%	1.40%	(38.49)%

2001	49,666	3.99	198,319	(1.44)%	1.40%	(34.03)%

2000*	20,404	6.05	123,506	0.93%	1.40%	(39.50)%

MML Small Cap Equity Sub-Account

December 31,

2003	406,542	14.00	5,693,082	0.19%	1.40%	29.47%

2002	440,255	10.82	4,761,881	(1.14)%	1.40%	(13.06)%

2001	352,726	12.44	4,388,467	(0.90)%	1.40%	1.91%

2000	291,952	12.21	3,564,262	(0.35)%	1.40%	12.06%

1999	171,242	10.89	1,865,575	0.57%	1.40%	(2.42)%

MML Small Cap Growth Equity Sub-Account

December 31,

2003	250,266	12.84	3,212,439	-	1.40%	46.49%

2002	267,059	8.76	2,340,109	(1.40)%	1.40%	(26.95)%

2001	246,385	11.99	2,955,361	(0.99)%	1.40%	(13.94)%

2000	242,361	13.94	3,299,539	13.35%	1.40%	(15.09)%

1999	91,809	16.41	1,506,936	7.44%	1.40%	64.10%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

		Net Assets		Investment Income Ratio	Expense Ratio	Total Return
	Units	Unit Value	Amount
MML Small Company Opportunities Sub-Account

December 31,

2003	98,553	$13.99	$1,379,222	5.62%	1.40%	40.33%

2000	90,397	9.97	901,494	(1.05)%	1.40%	(7.70)%

2001*	11,027	10.80	119,154	1.47%	1.40%	8.05%

Oppenheimer Aggressive Growth Sub-Account

December 31,

2003	925,069	7.57	7,001,036	-	1.40%	23.85%

2002	1,030,112	6.11	6,294,899	(0.71)%	1.40%	(28.80)%

2001	1,110,759	8.58	9,532,839	15.16%	1.40%	(32.23)%

2000	1,033,423	12.66	13,087,182	0.08%	1.40%	(12.47)%

1999*	90,449	14.47	1,308,579	(0.39)%	1.40%	44.70%

Oppenheimer Bond Sub-Account

December 31,

2003	1,814,768	14.34	26,025,407	5.60%	1.40%	5.29%

2002	1,898,095	13.62	25,851,563	4.83%	1.40%	7.56%

2001	1,257,963	12.66	15,928,450	4.05%	1.40%	6.28%

2000	547,139	11.91	6,518,512	5.23%	1.40%	4.63%

1999	327,077	11.39	3,724,328	1.36%	1.40%	(2.89)%

Oppenheimer Capital Appreciation Sub-Account

December 31,

2003	1,482,823	9.98	14,791,743	0.38%	1.40%	29.13%

2002	1,399,715	7.73	10,813,324	(0.82)%	1.40%	(27.88)%

2001	1,092,022	10.71	11,697,157	7.86%	1.40%	(13.80)%

2000	808,485	12.43	10,046,531	1.22%	1.40%	(1.61)%

1999*	73,481	12.63	928,049	(0.37)%	1.40%	26.30%

Oppenheimer Global Securities Sub-Account

December 31,

2003	1,303,889	13.21	17,226,929	0.73%	1.40%	41.03%

2002	1,209,786	9.37	11,334,068	(0.87)%	1.40%	(23.22)%

2001	1,023,711	12.20	12,490,048	11.81%	1.40%	(13.27)%

2000	801,133	14.07	11,269,758	4.84%	1.40%	3.64%

1999*	94,620	13.57	1,284,360	(0.41)%	1.40%	35.70%

Oppenheimer High Income Sub-Account

December 31,

2003	946,478	11.31	10,708,691	6.18%	1.40%	22.24%

2002	700,041	9.26	6,479,646	7.68%	1.40%	(3.75)%

2001	445,096	9.62	4,280,458	7.80%	1.40%	0.54%

2000	311,380	9.56	2,978,332	5.71%	1.40%	(5.07)%

1999*	91,128	10.08	918,201	(0.39)%	1.40%	0.80%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

		Net Assets		Investment Income Ratio	Expense Ratio	Total Return
	Units	Unit Value	Amount
Oppenheimer International Growth Sub-Account

December 31,

2003	270,501	$14.40	$3,896,002	1.41%	1.40%	48.04%

2002	269,390	9.73	2,620,888	(0.58)%	1.40%	(29.50)%

2001	288,232	13.80	3,977,652	17.88%	1.40%	(25.37)%

2000	280,107	18.49	5,179,676	13.82%	1.40%	(10.68)%

1999*	155,443	20.70	3,218,131	(0.65)%	1.40%	48.28%

Oppenheimer Main Street Sub-Account

December 31,

2003	2,284,433	8.57	19,586,601	0.94%	1.40%	24.96%

2002	2,256,736	6.86	15,484,400	(0.67)%	1.40%	(19.93)%

2001	2,075,929	8.57	17,788,665	(0.90)%	1.40%	(11.42)%

2000	1,880,060	9.67	18,186,588	1.25%	1.40%	(10.04)%

1999*	272,531	10.75	2,930,429	(0.41)%	1.40%	7.50%

Oppenheimer Money Sub-Account

December 31,

2003	948,905	12.31	11,676,448	0.81%	1.40%	(0.61)%

2002	1,595,771	12.38	19,757,182	0.08%	1.40%	0.06%

2001	1,395,262	12.37	17,264,186	2.12%	1.40%	2.41%

2000	792,039	12.08	9,569,867	4.62%	1.40%	4.68%

1999	436,777	11.54	5,041,241	3.56%	1.40%	3.51%

Oppenheimer Multiple Strategies Sub-Account

December 31,

2003	985,037	10.92	10,760,969	2.61%	1.40%	23.22%

2002	766,225	8.87	6,793,119	3.11%	1.40%	(11.65)%

2001	579,155	10.03	5,811,541	6.60%	1.40%	0.79%

2000*	379,682	9.96	3,780,122	(0.67)%	1.40%	(0.04)%

Oppenheimer Strategic Bond Sub-Account

December 31,

2003	1,287,439	13.28	17,091,244	5.73%	1.40%	16.43%

2002	1,025,134	11.40	11,688,546	5.74%	1.40%	5.95%

2001	775,541	10.76	8,346,140	4.29%	1.40%	3.38%

2000	486,747	10.41	5,066,893	2.67%	1.40%	1.21%

1999*	106,455	10.28	1,094,866	(0.40)%	1.40%	2.80%

Panorama Growth Sub-Account

December 31,

2003	216,292	11.28	2,440,120	1.11%	1.40%	25.05%

2002	231,813	9.02	2,091,348	(0.47)%	1.40%	(20.09)%

2001	201,550	11.29	2,275,559	(0.22)%	1.40%	(11.86)%

2000	203,257	12.81	2,603,573	22.40%	1.40%	(13.87)%

1999	176,938	14.87	2,631,303	1.66%	1.40%	(5.10)%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

		Net Assets		Investment Income Ratio	Expense Ratio	Total Return
	Units	Unit Value	Amount
Panorama Total Return Sub-Account

December 31,

2003	256,042	$11.97	$3,065,794	3.16%	1.40%	19.41%

2002	258,009	10.03	2,587,090	2.05%	1.40%	(15.64)%

2001	273,612	11.89	3,252,102	2.96%	1.40%	(8.24)%

2000	273,560	12.95	3,543,612	13.09%	1.40%	(3.86)%

1999	261,029	13.47	3,516,942	3.07%	1.40%	(2.91)%

Scudder VIT EAFE® Equity Index Sub-Account

December 31,

2003	49,927	6.61	329,930	4.42%	1.40%	31.50%

2002	43,274	5.03	217,462	0.58%	1.40%	(22.69)%

2001	18,384	6.50	119,504	(1.48)%	1.40%	(25.74)%

2000*	6,101	8.75	53,404	2.98%	1.40%	(12.50)%

Scudder VIT Small Cap Index Sub-Account

December 31,

2003	173,275	12.58	2,179,527	0.90%	1.40%	44.39%

2002	151,644	8.71	1,321,015	(0.67)%	1.40%	(21.69)%

2001	151,439	11.12	1,684,614	4.50%	1.40%	0.64%

2000	130,861	11.05	1,446,415	(0.54)%	1.40%	(5.20)%

1999*	14,639	11.66	170,687	8.82%	1.40%	16.60%

T. Rowe Price Blue Chip Growth Sub-Account

December 31,

2003*	31,841	11.97	381,094	0.21%	1.40%	19.68%

T. Rowe Price Equity Income Sub-Account

December 31,

2003*	73,029	12.18	889,289	1.55%	1.40%	21.77%

T. Rowe Price Mid-Cap Growth Sub-Account

December 31,

2003	1,237,708	17.50	21,654,858	-	1.40%	36.47%

2002	1,216,718	12.82	15,599,290	(1.40)%	1.40%	(22.35)%

2001	1,203,261	16.51	19,865,943	(1.44)%	1.40%	(2.31)%

2000	1,111,329	16.90	18,781,937	0.97%	1.40%	5.93%

1999	488,577	15.95	7,795,028	1.78%	1.40%	22.01%

Templeton Foreign Securities Sub-Account

December 31,

2003	334,203	9.20	3,073,111	1.72%	1.40%	30.38%

2002	281,351	7.05	1,984,351	0.18%	1.40%	(19.70)%

2001	224,587	8.78	1,972,497	24.66%	1.40%	(17.17)%

2000	174,937	10.60	1,854,940	6.29%	1.40%	(3.73)%

1999*	32,889	11.01	362,239	(0.39)%	1.40%	10.10%

*	Commenced operations

Notes To Financial Statements (Continued)

8.	UNIT VALUES (Continued)

B.	The Pan Premier Segment is assessed expense charges, including Mortality and Expense risk charges, Administrative charges, Death Benefit Option (if applicable), and Annual Certificate Maintenance charges. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Pan Premier Segment.

Mortality	and Expense Risk Charges:

MassMutual will make deductions equal on an annual basis, to 1.25% of the daily net asset value for mortality and expense risks undertaken by MassMutual.

These charges are a reduction in unit values.

Administrative	Charges:

MassMutual will make deductions, ranging from 0.15% to 0.25%, on an annual basis, of the daily net asset value. These charges, together with the annual certificate maintenance charge, are reimbursement for expenses associated with the administration of the certificate by MassMutual.

These charges are a reduction in unit values.

Death	Benefit Option

Persons under the age of 80 upon issuance of certificate may elect, for an additional charge, the Ratchet Death benefit as a replacement for the Basic Death Benefit, which is automatically included upon purchase of the certificate. This charge is deducted quarterly and ranges from 0.15% to 0.70% of the average daily asset value.

These charges are a reduction in unit values.

Annual	Certificate Maintenance Charge:

An annual certificate maintenance charge ranging from $30 to $60 may be deducted from the certificate at the end of each certificate year or on total withdrawal of the certificate value. However, this charge is not applicable to certificates with values of $50,000 or more, as determined at the time of deduction or total withdrawal. This fee is included in “withdrawal of funds” in the accompanying statements of changes in net assets.

These charges are a redemption of units.

Independent Auditors' Report

To the Board of Directors and Policyholders of
Massachusetts Mutual Life Insurance Company:

We have audited the accompanying statutory statements of financial position of
Massachusetts Mutual Life Insurance Company (the "Company") as of December 31,
2003 and 2002, and the related statutory statements of income, changes in policyholders' contingency reserves, and cash flows for the years ended
December 31, 2003, 2002 and 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company has prepared these statutory financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matters discussed in the preceding paragraphs, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Massachusetts Mutual
Life Insurance Company as of December 31, 2003 and 2002, or the results of its operations and its cash flows for the years ended December 31, 2003, 2002 and
2001.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of Massachusetts
Mutual Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years ended December 31, 2003, 2002 and 2001, on the basis of accounting described in Note 2.

As discussed in Note 3 to the statutory financial statements, effective January
1, 2001, the Company adopted certain statutory accounting practices as a result of the Commonwealth of Massachusetts Division of Insurance's adoption of the
National Association of Insurance Commissioners' Accounting Practices and
Procedures Manual. In addition, effective January 1, 2003, the Company adopted
Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative
Instruments and Hedging, Income Generation, and Replication (Synthetic Asset)
Transactions."

DELOITTE & TOUCHE LLP

March 5, 2004

                                     FF-1

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF FINANCIAL POSITION

                                                              December 31,
                                                              2003    2002
                                                              ----    ----
                                                              (In Millions)
   Assets:

   Bonds.................................................... $32,567 $27,782
   Common stocks............................................     733     649
   Mortgage loans...........................................   7,643   7,048
   Policy loans.............................................   6,564   6,253
   Real estate..............................................   1,867   1,844
   Other investments........................................   4,982   4,315
   Cash and short-term investments..........................   6,535   8,178
                                                             ------- -------

   Total invested assets....................................  60,891  56,069
   Accrued investment income................................     775     843
   Other assets.............................................   1,135   1,411
                                                             ------- -------
                                                              62,801  58,323
   Separate account assets..................................  22,943  16,439
                                                             ------- -------
   Total assets............................................. $85,744 $74,762
                                                             ======= =======

   Liabilities:

   Policyholders' reserves.................................. $47,190 $43,756
   Deposit fund balances....................................   4,791   3,913
   Policyholders' dividends.................................   1,121   1,202
   Policyholders' claims and other benefits.................     228     260
   Federal income taxes.....................................     104     334
   Asset valuation reserves.................................     888     489
   Other liabilities........................................   2,228   2,286
                                                             ------- -------
                                                              56,550  52,240
   Separate account liabilities.............................  22,912  16,417
                                                             ------- -------
   Total liabilities........................................  79,462  68,657

   Policyholders' contingency reserves......................   6,282   6,105
                                                             ------- -------

   Total liabilities and policyholders' contingency reserves $85,744 $74,762
                                                             ======= =======

                 See Notes to Statutory Financial Statements.

                                     FF-2

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF INCOME

                                                                    Years Ended December 31,
                                                                     2003     2002     2001
                                                                     ----     ----     ----
                                                                         (In Millions)
Revenue:

Premium income.................................................... $12,152  $10,301  $10,386
Net investment income.............................................   3,870    3,755    3,586
Reserve adjustments on reinsurance ceded..........................      24       34     (297)
Fees and other income.............................................     215      203      196
                                                                   -------  -------  -------

Total revenue.....................................................  16,261   14,293   13,871
                                                                   -------  -------  -------

Benefits and expenses:

Policyholders' benefits and payments..............................   7,110    6,579    7,033
Addition to policyholders' reserves and funds.....................   6,087    4,720    3,907
Operating expenses................................................     863      715      568
Commissions.......................................................     548      432      348
State taxes, licenses and fees....................................     113       93       99
                                                                   -------  -------  -------

Total benefits and expenses.......................................  14,721   12,539   11,955
                                                                   -------  -------  -------

Net gain from operations before dividends and federal income taxes   1,540    1,754    1,916

Dividends to policyholders........................................   1,098    1,163    1,097
                                                                   -------  -------  -------

Net gain from operations before federal income taxes..............     442      591      819

Federal income taxes (benefit)....................................    (122)    (138)     122
                                                                   -------  -------  -------

Net gain from operations..........................................     564      729      697

Net realized capital (losses) gains...............................    (190)     664      123
                                                                   -------  -------  -------

Net income........................................................ $   374  $ 1,393  $   820
                                                                   =======  =======  =======

                 See Notes to Statutory Financial Statements.

                                     FF-3

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CHANGES IN POLICYHOLDERS' CONTINGENCY RESERVES

                                                                               Years Ended December 31,
                                                                                2003     2002    2001
                                                                                ----     ----    ----
                                                                                    (In Millions)

Policyholders' contingency reserves, beginning of year, as previously reported $6,105   $5,151  $3,836
Cumulative effect of the change in statutory accounting principles............      -        -     981
                                                                               ------   ------  ------

Policyholders' contingency reserves, beginning of year, as adjusted...........  6,105    5,151   4,817

Increase (decrease) due to:

Net income....................................................................    374    1,393     820
Change in net unrealized capital gains (losses)...............................    120     (456)   (491)
Change in asset valuation reserves............................................   (398)     202     202
Change in non-admitted assets.................................................   (238)    (146)   (210)
Change in reserve valuation bases.............................................      -      (57)      -
Change in net deferred income taxes...........................................     81       19      23
Issuance of surplus notes.....................................................    250        -       -
Other.........................................................................    (12)      (1)    (10)
                                                                               ------   ------  ------

Net increase..................................................................    177      954     334
                                                                               ------   ------  ------

Policyholders' contingency reserves, end of year.............................. $6,282   $6,105  $5,151
                                                                               ======   ======  ======

                 See Notes to Statutory Financial Statements.

                                     FF-4

Massachusetts Mutual Life Insurance Company

STATUTORY STATEMENTS OF CASH FLOWS

                                                                               Years Ended December 31,
                                                                               2003      2002      2001
                                                                               ----      ----      ----
                                                                                     (In Millions)
Cash flows from operating activities:

Net income.................................................................. $    374  $  1,393  $    820
Addition to policyholders' reserves and policy benefits, net of transfers to
 separate accounts..........................................................    3,368     3,548     2,746
Change in accrued investment income.........................................       68       (57)      (58)
Change in federal income tax payable........................................     (230)     (340)      (66)
Net realized capital losses (gains).........................................      190      (664)     (123)
Other.......................................................................      (84)      614       196
                                                                             --------  --------  --------

Net cash provided by operating activities...................................    3,686     4,494     3,515
                                                                             --------  --------  --------

Cash flows from investing activities:

Loans and purchases of investments..........................................  (19,962)  (14,280)  (13,095)
Sales and maturities of investments and receipts from repayment of
 loans......................................................................   13,823    12,387    11,133
                                                                             --------  --------  --------

Net cash used in investing activities.......................................   (6,139)   (1,893)   (1,962)
                                                                             --------  --------  --------

Cash flows from financing activities:

Policyholders' account balance deposits.....................................    1,662     1,342     1,064
Policyholders' account balance withdrawals..................................   (1,102)     (449)     (225)
Surplus notes proceeds......................................................      250         -         -
                                                                             --------  --------  --------

Net cash provided by financing activities...................................      810       893       839
                                                                             --------  --------  --------

(Decrease) increase in cash and short-term investments......................   (1,643)    3,494     2,392

Cash and short-term investments, beginning of year..........................    8,178     4,684     2,292
                                                                             --------  --------  --------

Cash and short-term investments, end of year................................ $  6,535  $  8,178  $  4,684
                                                                             ========  ========  ========

                 See Notes to Statutory Financial Statements.

                                     FF-5

Notes To Statutory Financial Statements

1. NATURE OF OPERATIONS

   Massachusetts Mutual Life Insurance Company (the "Company") is a global, diversified financial services organization providing life insurance, annuities, disability income insurance, long-term care insurance, structured settlements and retirement and savings products to individual and institutional customers. The Company is organized as a mutual life insurance company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

a. Basis of presentation

   The accompanying statutory financial statements have been prepared in conformity with statutory accounting practices, except as to form, of the
   National Association of Insurance Commissioners ("NAIC") and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts
   Division of Insurance ("Division").

   On January 1, 2003, the Company adopted Statement of Statutory Accounting
   Principles No. 86 "Accounting for Derivative Instruments and Hedging, Income
   Generation, and Replication (Synthetic Asset) Transactions" ("SSAP No. 86").
   For 2002, prior to the adoption of SSAP 86, changes in the fair value of derivative financial instruments were recorded as a component of net income as realized capital gains and losses. In 2003, changes in the fair value of these instruments are recorded in the Statutory Statement of Changes in
   Policyholders' Contingency Reserves as unrealized capital gains and losses.
   See Note 3 for additional information regarding the adoption of new accounting standards.

   On January 1, 2001, the Company adopted the Codification of Statutory
   Accounting Principles ("Codification"). Codification provides a comprehensive guide of statutory accounting principles for use by insurers in the United States of America.

   Statutory accounting practices are different in some respects from financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The more significant differences between statutory accounting principles and GAAP are as follows:
   (a) acquisition costs, such as commissions and other variable costs, that are directly related to acquiring new business, are charged to current operations as incurred, whereas GAAP generally capitalizes these expenses and amortizes them over the expected life of the policies; (b) statutory policy reserves are based upon the Commissioners' Reserve Valuation Methods and statutory mortality, morbidity and interest assumptions, whereas GAAP reserves would generally be based upon the net level premium method or the estimated gross margin method, with appropriate estimates of future mortality, morbidity and interest assumptions; (c) bonds are generally carried at amortized cost, whereas GAAP reports bonds at fair value; (d)
   deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are charged directly to policyholders' contingency reserves, whereas GAAP would include the change in deferred taxes as a component of net income; (e) payments received for universal and variable life products and variable annuities are reported as premium income and changes in reserves, whereas under GAAP, these payments would be recorded as deposits to policyholders' account balances; (f)
   majority-owned subsidiaries and other controlled entities are accounted for using the equity method, whereas GAAP would consolidate these entities; (g)
   surplus notes are reported in policyholders' contingency reserves, whereas
   GAAP would report these notes as liabilities; (h) assets are reported at
   "admitted asset" value and "non-admitted assets" are excluded through a charge against policyholders' contingency reserves, while under GAAP,
   "non-admitted assets" are recorded net of any valuation allowance; (i)
   reinsurance recoverables are reported as a reduction of policyholders'
   reserves and deposit fund balances, while under GAAP, these recoverables are reported as an asset; and (j) changes in the fair value of derivative financial instruments are recorded as a change in policyholders' contingency reserves, whereas GAAP records these changes as a component of net income.

                                     FF-6

Notes To Statutory Financial Statements, Continued

   The Division has the right to permit other specific practices that differ from prescribed practices. As permitted by the Division, the prepaid pension asset of the Company prior to December 31, 2003 was allowed as an admitted asset. The amount of this admitted asset was limited to the prepaid balance at December 31, 2000 and was reduced each quarter until the asset equaled zero at December 31, 2003. This permitted practice did not affect net income. A reconciliation of the Company's policyholders' contingency reserves between the practices permitted by the Division and Codification is as follows:

                                                          December 31,
                                                          2002    2001
                                                          ----    ----
                                                          (In Millions)
       Policyholders' contingency reserves, as reported  $6,105  $5,151
       Less admitted prepaid pension asset                 (128)   (256)
                                                         ------  ------
       Policyholders' contingency reserves, Codification $5,977  $4,895
                                                         ======  ======

   The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates include those used in determining the value of real estate held for sale, the carrying values of investments and derivatives, investment valuation reserves on mortgage loans, other than temporary impairments, and the liability for future policyholders' reserves and deposit fund balances.
   Future events, including but not limited to, changes in the levels of mortality, morbidity, interest rates, persistency and asset valuations, could cause actual results to differ from the estimates used in the statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

   Certain 2002 and 2001 balances have been reclassified to conform to current year presentation.

b. Bonds

   Generally, bonds are valued at amortized cost using the constant yield method. Bond transactions are recorded on a trade date basis. The values of bonds are adjusted for impairments in value deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; and (c) the period and degree to which the market value has been below cost. If the impairment is other than temporary, a direct write-down is recognized as a component of net income as a realized capital loss and a new cost basis is established using management's estimates of net realizable value.

   For mortgage-backed securities included in bonds, the Company recognizes income using a constant yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in these securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities. This adjustment is reflected in net investment income.

c. Common stocks

   Common stocks are valued at fair value with unrealized capital gains and losses included as a change in policyholders' contingency reserves. Common stock transactions are recorded on a trade date basis.

   The values of common stocks are adjusted for impairments in value deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; and (c) the period and degree to which the market value has been below cost. If the impairment is other than temporary, a direct write-down is recognized as a component of net income as a realized capital loss, and a new cost basis is established using fair value.

                                     FF-7

Notes To Statutory Financial Statements, Continued

d. Mortgage loans

   Mortgage loans are valued at amortized cost net of valuation reserves. The
   Company discontinues the accrual of interest on mortgage loans which are delinquent more than 90 days or when collection is uncertain. Interest income earned on impaired loans is accrued on the net carrying value of the loan based on the loan's effective interest rate; however, interest is not accrued for impaired loans more than 60 days past due. When it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement, a valuation reserve is established for the excess of the carrying value of the mortgage loan over its estimated fair value. The estimated fair value is based on the collateral value of the loan. Changes in the valuation reserves for mortgage loans are included in net unrealized capital gains or losses. When an event occurs resulting in an impairment that is other than temporary, a direct write-down is recognized as a component of net income as a realized capital loss and a new cost basis is established. Collateral value is used as the measurement method if foreclosure becomes probable.

e. Policy loans

   Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued investment income on policy loans more than 90 days past due is included in the unpaid balance of the policy loan.

f. Real estate

   Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, including capital additions, net of write-downs for other than temporary declines in fair value. Depreciation is calculated using the straight-line method over estimated useful life of real estate, not to exceed 40 years. Depreciation expense is included as a component of net income as net investment income.

   Real estate held for sale is carried at the lower of cost or fair value less estimated selling costs. Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve when the fair value less estimated selling costs is below cost.

   Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure.

   Depreciated cost is adjusted for other than temporary impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment loss being included as a component of net income as a realized capital loss. Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

g. Other investments

   Other investments primarily include investments in derivatives, common stock of unconsolidated subsidiaries and affiliates, partnerships and limited liability companies, and preferred stocks. Preferred stocks in good standing are valued at amortized cost.

   The Company uses derivative financial instruments in the normal course of business to manage investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and short-term investments to economically create temporary investment positions, which are highly liquid and of high quality. These investments perform like bonds and are held to improve the quality and performance of the general account until other suitable investments become available. The Company's derivative strategy employs a variety of instruments, including financial futures, forward commitments, interest rate and currency swaps, equity and asset swaps, options and interest rate caps and floors. Investment risk is assessed on a portfolio basis and derivatives financial instruments are not designated as a hedge with respect to a specific risk; therefore, the criteria for hedge accounting are not met.

   For derivative financial instruments, the fair value is included in other investments on the Statutory Statements of Financial Position. Net amounts receivable and payable are accrued and included in other investments on the
   Statutory Statements of Financial Position.

                                     FF-8

Notes To Statutory Financial Statements, Continued

   Unconsolidated subsidiaries are accounted for using the equity method. The
   Company accounts for the value of its investment in MassMutual Holding
   Company, Inc. ("MMHC") at its underlying GAAP net equity, adjusted for certain non-admitted assets. Net investment income is recorded by the
   Company to the extent that dividends are paid by the subsidiaries.

   Partnerships and limited liability companies ("LLCs") are accounted for using the equity method. When it is probable that the Company will be unable to recover the outstanding carrying value of an investment, an other than temporary impairment is recognized as a component of net income as a realized capital loss for the excess of the carrying value over the estimated fair value. The estimated fair value is determined by evaluating the Company's current equity value in the underlying investment, performed by assessing the partnership or LLC's balance sheet, cash flow and current financial condition.

h. Cash and short-term investments

   The Company considers all highly liquid investments purchased with maturity of twelve months or less to be short-term investments. Short-term investments are carried at amortized cost, which approximates fair value.

i. Accrued investment income

   Accrued investment income consists primarily of interest and dividends.
   Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Due and accrued income is not recorded on:
   (a) unpaid interest on bonds in default; (b) interest on mortgage loans delinquent more than 90 days or where collection of interest is uncertain;
   (c) rent in arrears for more than three months; and (d) policy loan interest due and accrued in excess of cash value.

j. Other assets

   Other assets primarily include the deferred tax asset and outstanding premium.

   Fixed assets are included in other assets at cost less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets.
   Estimated lives range from one to ten years for leasehold improvements and three to ten years for all other fixed assets. Most amortized software and office equipment costs are non-admitted assets.

k. Non-admitted assets

   Assets designated as "non-admitted" by the NAIC include furniture, certain equipment, the prepaid pension plan asset, the interest maintenance reserve
   ("IMR") asset, and certain other receivables, advances and prepayments. Such amounts are excluded from the Statutory Statements of Financial Position by an adjustment to policyholders' contingency reserves.

l. Separate accounts

   Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance policyholders. Assets consist principally of marketable securities reported at fair value and are not available to satisfy liabilities that arise from any other business of the Company.
   Separate account liabilities represent segregated policyholder funds administered and invested by the Company to meet specific investment objectives of the policyholders. The Company receives administrative and investment advisory fees from these accounts.

   Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $22,518 million and $16,045 million at December
   31, 2003 and 2002, respectively, for which the policyholder assumes the investment risk; and guaranteed separate accounts totaling $394 million and
   $372 million at December 31, 2003 and 2002, respectively, for which the
   Company contractually guarantees either a minimum return or minimum account value to the policyholder. Premium income, benefits and expenses of the separate accounts are reported as a component of net income. Investment income and realized and unrealized capital gains and losses on the assets of separate accounts accrue to policyholders and, accordingly, are not reported as a component of net income.

                                     FF-9

Notes To Statutory Financial Statements, Continued

m. Policyholders' reserves

   Policyholders' reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premium on policies in force. Reserves for life insurance contracts are developed using accepted actuarial methods computed principally on the net level premium and the
   Commissioners' Reserve Valuation Method bases using the American Experience and the 1941, 1958 and 1980 Commissioners' Standard Ordinary mortality tables with assumed interest rates ranging from 2.50% to 6.00%.

   Reserves for individual annuities are based on account value or accepted actuarial methods, principally at interest rates ranging from 2.25% to
   11.25%.

   Disability income policy reserves are generally calculated using the two-year preliminary term, net level premium and fixed net premium methods, and various morbidity tables with assumed interest rates ranging from 3.00%
   to 6.00%.

   Disabled life reserves are generally calculated using actuarially accepted methodology, morbidity tables, and interest rates reflecting estimated future investment yields. Due to a change from an issue-year basis to an incurral-year basis for valuation assumptions, effective January 1, 2002, the Company strengthened disabled life reserves resulting in a $54 million decrease in policyholders' contingency reserves.

   Unpaid disability claim liabilities are established based on the disability payments earned from the last payment date to the valuation date. Claim expense reserves are based on a recent analysis of the unit expenses related to the processing and examination of new and on-going claims.

   Tabular interest, tabular less actual reserves released, and tabular cost for all life contracts are determined based in accordance with NAIC Annual
   Statement Instructions. Traditional life, permanent and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life and corporate owned life insurance products use a formula which applies a weighted average credited rate to the mean account value.

   The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

   The reserve method applied to standard policies is used for the substandard reserve calculations that are based on a substandard mortality rate (a multiple of standard reserve tables).

   The Company had $29,867 million and $24,197 million of insurance in force at
   December 31, 2003 and 2002, respectively, for which the gross premium is less than the net premium according to the standard valuation set by the
   Division.

   Guaranteed minimum death benefit ("GMDB") reserves on certain variable universal life and variable individual annuity products are also established by the Company. These reserves are largely a function of historical separate account returns, assumptions regarding future separate account returns, as well as the contractual provisions of the issued GMDBs. During 2003, the
   Company reflected an amendment to Actuarial Guideline XXXIV related to GMDB reserves. There was no significant impact on the required reserves for
   GMDBs. The GMDB reserve balances at December 31, 2003 and 2002 were $5 million and $8 million, respectively.

   During 2002, the Company reflected Actuarial Guidelines XXXVII and XXXVIII related to reserves on certain universal life policies issued prior to
   December 31, 2001, resulting in a $3 million decrease in policyholders'
   contingency reserves.

   All policy liabilities and accruals are based on the various estimates discussed above. Management believes that policy liabilities and accruals will be sufficient, in conjunction with future revenues, to meet future obligations of policies and contracts in force.

n. Deposit fund balances

   Reserves for funding agreements, guaranteed investment contracts, deposit administration, supplemental contracts, and immediate participation guarantee contracts are based on account value or accepted actuarial methods, principally at interest rates ranging from 2.25% to 11.25%.

                                     FF-10

Notes To Statutory Financial Statements, Continued

o. Policyholders' dividends

   Policyholders' dividends to be paid in the following year are approved annually by the Company's Board of Directors. These dividends are allocated to reflect the relative contribution of each group of policies to policyholders' contingency reserves and consider, among other factors, investment returns, mortality and morbidity experience, expenses and income tax charges. Policyholders' dividends payable represents the estimated amount of earned dividends due to policyholders at December 31, 2003 and
   2002. Policyholders' dividends are recorded as a component of net income.

p. Asset valuation reserves

   The Company maintains an asset valuation reserve ("AVR"). The AVR is a contingency reserve to offset potential credit-related losses of stocks, as well as declines in the value of bonds, mortgage loans, real estate investments, partnerships and LLCs.

q. Other liabilities

   Other liabilities primarily include reverse repurchase agreements, collateral held on derivative contracts, due and accrued expenses, and amounts held for agents.

   Reverse repurchase agreements are accounted for as collateralized borrowings and are included in other liabilities on the Statutory Statements of
   Financial Position. The underlying securities are accounted for as an investment by the Company, while the proceeds from the sale of the securities are recorded as a liability. The difference between the proceeds and the amount at which the securities will be subsequently reacquired is reported as interest expense.

r. Policyholders' contingency reserves

   Policyholders' contingency reserves represent surplus of the Company as reported to regulatory authorities and are intended to protect policyholders against possible adverse experience.

s. Participating contracts

   Participating contracts issued by the Company represented approximately 66%
   of the Company's policyholders' reserves and deposit fund balances as of
   December 31, 2003.

t. Reinsurance

   The Company enters into reinsurance agreements with other insurance companies in the normal course of business in order to limit its insurance risk. Assets and liabilities related to reinsurance ceded are reported on a net basis. Premium income, benefits to policyholders, and policyholders'
   reserves are stated net of reinsurance. Reinsurance premium income, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains primarily liable to the insured for the payment of the benefits if the reinsurer cannot meet its obligations under the reinsurance agreements. The Company also assumes insurance risk through reinsurance agreements with its subsidiaries. See Note 9 for additional information on reinsurance agreements with subsidiaries.

u. Premium and related expense recognition

   Life insurance premium revenue is generally recognized annually on the anniversary date of the policy and excess premium for flexible products is recognized when received. Annuity premium is recognized when received.
   Disability income premium is recognized as revenue when due. Commissions and other costs related to issuance of new policies, and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a component of net income in benefits and expenses.

v. Realized and unrealized capital gains and losses

   Realized capital gains and losses, net of taxes, exclude gains and losses deferred into the IMR and gains and losses of the separate accounts.
   Realized capital gains and losses are recognized in net income and are determined using the specific

                                     FF-11

Notes To Statutory Financial Statements, Continued

   identification method. Net realized after-tax capital losses of $53 million in 2003, $44 million in 2002, and net realized after-tax capital gains of $3 million in 2001 were deferred into the IMR.

   The IMR defers all interest-related, after-tax, realized capital gains and losses. These interest-related gains and losses are amortized into net investment income using the grouped method over the remaining life of the investment sold or over the remaining life of the underlying asset.
   Amortization of the IMR amounted to $117 million, $56 million and $31 million in 2003, 2002 and 2001, respectively.

   Unrealized capital gains and losses are recorded as a change in policyholders' contingency reserves.

3. NEW ACCOUNTING STANDARDS

   In December 2003, the Company adopted Statement of Statutory Accounting
   Principles No. 89 "Accounting for Pensions" ("SSAP No. 89"). SSAP No. 89
   supercedes SSAP No. 8 "Pensions." SSAP No. 89 clarifies that changes in the minimum pension liability are to be recorded as a component of policyholders' contingency reserves and not as a component of net income.
   Adoption of SSAP No. 89 did not have an impact upon the Company's policyholders' contingency reserves.

   On January 1, 2003, the Company adopted SSAP No. 86. SSAP No. 86 supercedes
   SSAP No. 31 and establishes statutory accounting principles for derivative instruments and hedging, income generation, and replication (synthetic asset) transactions using selected concepts outlined in Financial Accounting
   Standards Board Statement No. 133, "Accounting for Derivative Instruments
   and Hedging Activities." SSAP No. 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP No. 86 also requires that derivative instruments used in the hedging transactions that do no meet or no longer meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded as unrealized capital gains or losses. SSAP No. 86 is effective for derivative transactions entered into or modified on or after January 1, 2003. For derivative contracts entered into prior to January 1, 2003, insurers could choose to either follow SSAP
   No. 31 or apply the provisions of SSAP No. 86 to all of its open derivative positions as of January 1, 2003. The Company elected to apply the provisions of SSAP No. 86 to all of its open derivative positions as of January 1,
   2003. Adoption of SSAP No. 86 by the Company changes the reporting of derivatives mark-to-market that do not qualify for hedge accounting from realized capital gains and losses to unrealized capital gains and losses with no impact on policyholders' contingency reserves. Accordingly, the
   Company reports the change in market value of its open derivative contracts for the year ended December 31, 2003 of $90 million as a change in net unrealized capital losses on the Statutory Statement of Changes in
   Policyholders' Contingency Reserves and for the years ended December 31,
   2002 and 2001 of $934 million and $275 million, respectively, as a component of net income as net realized capital gains.

   On January 1, 2001, Codification became effective and was adopted by the
   Company. Codification provides a comprehensive guide of statutory accounting principles for use by insurers in the United States of America. The cumulative effect of this change in statutory accounting principles on policyholders' contingency reserves of $981 million was principally due to changes in deferred income taxes and derivatives mark-to-market.

                                     FF-12

Notes To Statutory Financial Statements, Continued

4. INVESTMENTS

   The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality, or individual investment.

a. Bonds

   The carrying value and estimated fair value of bonds were as follows:

                                                                       December 31, 2003
                                                            ----------------------------------------
                                                                       Gross      Gross    Estimated
                                                            Carrying Unrealized Unrealized   Fair
                                                             Value     Gains      Losses     Value
                                                             -----     -----      ------     -----
                                                                         (In Millions)
U.S. Treasury securities and obligations of U.S. government
 corporations and agencies                                  $ 6,707    $  237      $107     $ 6,837
Debt securities issued by foreign governments                   120        28         -         148
Asset-backed securities                                       1,639        62        10       1,691
Mortgage-backed securities                                    4,330       165        18       4,477
State and local governments                                     101         7         2         106
Corporate debt securities                                    16,117     1,269       100      17,286
Utilities                                                     1,163       102         5       1,260
Affiliates                                                    2,390        26         3       2,413
                                                            -------    ------      ----     -------
                                                            $32,567    $1,896      $245     $34,218
                                                            =======    ======      ====     =======

                                                                       December 31, 2002
                                                            ----------------------------------------
                                                                       Gross      Gross    Estimated
                                                            Carrying Unrealized Unrealized   Fair
                                                             Value     Gains      Losses     Value
                                                             -----     -----      ------     -----
                                                                         (In Millions)
U.S. Treasury securities and obligations of U.S. government
 corporations and agencies                                  $ 3,781    $  396      $  8     $ 4,169
Debt securities issued by foreign governments                    26         2         -          28
Asset-backed securities                                         518        37        15         540
Mortgage-backed securities                                    4,514       308         3       4,819
State and local governments                                      67        13         -          80
Corporate debt securities                                    15,281     1,476       146      16,611
Utilities                                                       978        93        14       1,057
Affiliates                                                    2,617        24         5       2,636
                                                            -------    ------      ----     -------
                                                            $27,782    $2,349      $191     $29,940
                                                            =======    ======      ====     =======

                                     FF-13

Notes To Statutory Financial Statements, Continued

   The following table summarizes carrying value and estimated fair value of bonds at December 31, 2003 by contractual maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                                   Estimated
                                                          Carrying   Fair
                                                           Value     Value
                                                           -----     -----
                                                            (In Millions)
    Due in one year or less                               $   740   $   755
    Due after one year through five years                   7,196     7,622
    Due after five years through ten years                  9,710    10,443
    Due after ten years                                     5,771     5,969
                                                          -------   -------
                                                           23,417    24,789
    Asset and mortgage-backed securities, and obligations
     of U.S. government corporations and agencies           9,150     9,429
                                                          -------   -------
                                                          $32,567   $34,218
                                                          =======   =======

       The purchases, sales and maturities, and gain/loss activity of bonds were as follows:

                                                      Years Ended December 31,
                                                      ------------------------
                                                       2003      2002    2001
                                                       ----      ----    ----
                                                          (In Millions)
    Cost of investments acquired                      $15,909   $11,141 $9,551
    Proceeds from investments sold, matured or repaid  11,087     9,898  8,138
    Gross realized capital gains                          195        96     76
    Gross realized capital losses                         222       273    152

   Portions of realized capital gains and losses were deferred into the IMR.
   Other than temporary impairments on bonds during the years ended December
   31, 2003, 2002 and 2001 were $157 million, $187 million and $110 million, respectively, and were recorded as a component of net income as a realized capital loss.

   The Company reviews and monitors its investments on an ongoing basis. Many factors are taken into consideration when determining whether an investment's loss should be considered other than temporary. Some of these factors include: the magnitude and duration of the loss associated with the investment, the state of the issuer's financial condition and the issuer's continued satisfaction of the securities' obligations. The Company considers the following guideline in the evaluation of the magnitude and duration of a loss: fixed maturity investments that have a fair value of 80% or less of book value for six months or greater. Through the Company's comprehensive evaluation, management concluded that the fixed maturities related to the unrealized losses do not substantiate an other than temporary designation.
   Of the $289 million in unrealized losses, $56 million are related to unrealized losses of 12 months or longer.

   The Company is not exposed to any significant credit concentration risk of a single or group non-governmental issue.

b. Common stocks

   The cost and carrying value of common stocks were as follows:

                                              December 31,
                                              ------------
                                              2003   2002
                                              ----   ----
                                              (In Millions)
                      Cost                    $538   $653
                      Gross unrealized gains   225     93
                      Gross unrealized losses  (30)   (97)
                                              ----   ----
                      Carrying value          $733   $649
                                              ====   ====

                                     FF-14

Notes To Statutory Financial Statements, Continued

   The purchases, sales, and gain/loss activity of common stocks were as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                2003     2002    2001
                                                ----     ----    ----
                                                (In Millions)
                 Cost of investments acquired   $362     $619    $453
                 Proceeds from investments sold  466      413     554
                 Gross realized capital gains     91       59      49
                 Gross realized capital losses    44       87      45

   Other than temporary impairments on common stocks were $26 million, $26 million and $4 million during the years ended December 31, 2003, 2002 and
   2001, respectively, and were recorded as a component of net income as a realized capital loss.

   The Company reviews and monitors its investments on an ongoing basis. Many factors are taken into consideration when determining whether an investment's loss should be considered other than temporary. Some of these factors include: the magnitude and duration of the loss associated with the investment, the state of the issuer's financial condition. The Company considers the following guideline in the evaluation of the magnitude and duration of a loss: equity securities that have a fair value of 70% or less of book value for twelve months. Through the Company's comprehensive evaluation, management concluded that the equities related to the unrealized losses do not substantiate an other than temporary designation. Of the $30 million in unrealized losses, $24 million are related to unrealized losses
   12 months or longer.

   The Company is not exposed to any significant concentration risk.

c. Mortgage loans

   Mortgage loans, comprised primarily of commercial mortgage loans, were
   $7,643 million and $7,048 million, net of valuation reserves of $17 million and $14 million, at December 31, 2003 and 2002, respectively. The Company's mortgage loans primarily finance various types of commercial properties throughout the United States. There were no other than temporary impairments recorded for the years ended December 31, 2003, 2002 and 2001. Two restructured loans at December 31, 2003 and 2002 had no carrying value.

   At December 31, 2003, scheduled mortgage loan maturities, net of valuation reserves, were as follows:

                                              (In Millions)
                    2004                         $  271
                    2005                            670
                    2006                            808
                    2007                            414
                    2008                            546
                    Thereafter                    3,286
                                                 ------
                    Commercial mortgage loans     5,995
                    Mortgage loan pools           1,648
                                                 ------
                    Total mortgage loans         $7,643
                                                 ======

   The Company invests in mortgage loans collateralized principally by commercial real estate. During 2003, commercial mortgage loan lending rates ranged from 2.4% to 8.9%, and mezzanine loan lending rates ranged from 10.0%
   to 10.5%.

                                     FF-15

Notes To Statutory Financial Statements, Continued

   The purchases, sales and maturities, and gain/loss activity of mortgage loans were as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2003     2002    2001
                                                        ----     ----    ----
                                                          (In Millions)
     Cost of investments acquired                      $2,070   $1,456  $1,872
     Proceeds from investments sold, matured or repaid  1,504    1,335   1,885
     Gross realized capital gains                           2        5      16
     Gross realized capital losses                          4        4       7

   The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 81% and 84% at December 31, 2003 and 2002, respectively. The maximum percentage of any one mezzanine loan to the value of security at the time the loan was originated was 96% and 98% at December
   31, 2003 and 2002, respectively.

   The geographic distributions of the mortgage loans were as follows:

                                                 December 31,
                                                 ------------
                                                  2003   2002
                                                  ----   ----
                                                 (In Millions)
                  California                     $1,128 $1,100
                  Texas                             569    579
                  Massachusetts                     465    319
                  New York                          351    354
                  Illinois                          340    384
                  Florida                           257    331
                  All other states and countries  2,885  2,679
                                                 ------ ------
                  Commercial mortgage loans       5,995  5,746
                  Mortgage loan pools             1,648  1,302
                                                 ------ ------
                  Total mortgage loans           $7,643 $7,048
                                                 ====== ======

d. Real estate

   The carrying value of real estate was as follows:

                                                     December 31,
                                                     ------------
                                                     2003    2002
                                                     ----    ----
                                                     (In Millions)
             Held for the production of income      $1,622  $1,613
             Encumbrances                              (35)    (43)
                                                    ------  ------
             Held for the production of income, net  1,587   1,570
                                                    ------  ------

             Held for sale                             210     201
             Valuation reserves                         (5)     (3)
                                                    ------  ------
             Held for sale, net                        205     198
                                                    ------  ------

             Occupied by the Company                   180     176
             Accumulated depreciation                 (105)   (100)
                                                    ------  ------
             Occupied by the Company, net               75      76
                                                    ------  ------

             Total real estate                      $1,867  $1,844
                                                    ======  ======

   The carrying value of non-income producing real estate was $111 million and
   $91 million at December 31, 2003 and 2002, respectively. The Company is not exposed to any significant concentrations of risk in its real estate portfolio.

                                     FF-16

Notes To Statutory Financial Statements, Continued

   Depreciation on investment real estate was $107 million, $102 million and
   $79 million for the years ended December 31, 2003, 2002 and 2001, respectively.

   The purchases and sales of real estate investments were as follows:

                                                Years Ended December 31,
                                                ------------------------
                                                2003     2002    2001
                                                ----     ----    ----
                                                (In Millions)
                 Cost of investments acquired   $378     $229    $209
                 Proceeds from investments sold  197      325     179
                 Gross realized capital gains     13      122      49
                 Gross realized capital losses     4        4      10

   Other than temporary impairments on real estate for the years ended December
   31, 2003 and 2002 were less than $1 million and were recorded as a component of net income as a realized capital loss. There were no other than temporary impairments recorded for the year ended December 31, 2001.

e. Other investments

   Investments in partnerships and LLCs were $1,402 million and $1,194 million at December 31, 2003 and 2002, respectively. Other than temporary impairments of partnerships and LLCs for the years ended December 31, 2003,
   2002 and 2001 were $32 million, $37 million and $4 million, respectively, and were included as a component of net income as a realized capital loss.
   Net investment income of partnerships and LLCs was $122 million, $55 million and $43 million for the years ended December 31, 2003, 2002 and 2001, respectively.

   The purchases, sales and gain/loss activity of partnerships and LLCs were as follows:

                                                     Years Ended December 31,
                                                     ------------------------
                                                     2003     2002    2001
                                                     ----     ----    ----
                                                     (In Millions)
            Cost of investments acquired             $414     $284    $253
            Proceeds from investments sold or repaid  270      292     273
            Gross realized capital gains               24       11      17
            Gross realized capital losses              33       38      43

f. Short-term investments

   The carrying value of short-term investments was as follows:

                                                          December 31,
                                                          ------------
                                                           2003   2002
                                                           ----   ----
                                                          (In Millions)
        U. S. Treasury securities and obligations of U.S.
          government corporations and agencies            $4,419 $5,229
        Corporate debt securities                          1,798  2,787
        Utilities                                            131     33
                                                          ------ ------
        Total                                             $6,348 $8,049
                                                          ====== ======

                                     FF-17

Notes To Statutory Financial Statements, Continued

g. Net realized capital gains and losses

   Net realized capital gains and losses were comprised of the following:

                                                           Years Ended December 31,
                                                           ------------------------
                                                            2003     2002    2001
                                                            ----     ----    ----
                                                              (In Millions)
Bonds                                                      $ (27)   $(177)  $ (76)
Common stocks                                                 47      (28)      4
Mortgage loans                                                (2)       1       9
Real estate                                                    9      118      39
Closed derivatives                                          (214)     (88)    (58)
Other investments                                            (56)    (149)    (41)
Federal and state taxes                                        -        9     (26)
                                                            -----   -----   -----
Subtotal                                                    (243)    (314)   (149)
Derivatives mark-to-market                                     -      934     275
                                                            -----   -----   -----
Net realized capital (losses) gains before deferral to IMR  (243)     620     126
                                                            -----   -----   -----

Losses (gains) deferred to IMR                                82       66      (4)
Less: taxes on net deferred (losses) gains                   (29)     (22)      1
                                                            -----   -----   -----
Net loss (gain) deferred to IMR                               53       44      (3)
                                                            -----   -----   -----

Total net realized capital (losses) gains                  $(190)   $ 664   $ 123
                                                            =====   =====   =====

h. Reverse repurchase agreements

   As of December 31, 2003 and 2002, the Company had reverse repurchase agreements outstanding with total carrying values of $188 million and $205 million, respectively. The maturities of these agreements range from January
   6, 2004 through March 10, 2004, while the interest rates range from 1.11% to
   1.38%. The outstanding amount at December 31, 2003 was collateralized by bonds with a fair value of $192 million.

5. PORTFOLIO RISK MANAGEMENT

   The Company uses derivative financial instruments in the normal course of business to manage its investment risks, primarily to reduce interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and short-term investments to economically create temporary investment positions, which are highly liquid and of high quality. These investments perform like bonds and are held to improve the quality and performance of the general account until other suitable investments become available. The Company's derivative hedging strategy employs a variety of instruments, including interest rate and currency swaps, options, interest rate caps and floors, forward commitments, asset and equity swaps, and financial futures. Investment risk is assessed on a portfolio basis and derivative financial instruments are not designated as a hedge with respect to a specific risk; therefore, the criteria for hedge accounting are not met.

   Under interest rate swaps, the Company agrees to an exchange, at specified intervals, between streams of variable rate and fixed interest payments calculated by reference to an agreed-upon notional principal amount.

   Under currency swaps, the Company agrees to an exchange of principal denominated in two different currencies at current rates, under an agreement to repay the principal at a specified future date and rate. The Company utilizes currency swaps for the purpose of managing currency exchange risks that are mainly related to funding agreements.

   Options grant the purchaser the right to buy or sell a security or enter into a derivative transaction at a stated price within a stated period. The
   Company's option contracts have terms of up to fifteen years.

   The Company utilizes certain other agreements including forward commitments, and asset and equity swaps to reduce exposures to various risks. The Company enters into forward U.S. Treasury, Government National Mortgage Association,
   Federal National Mortgage Association and other commitments for the purpose of managing interest rate exposure.

                                     FF-18

Notes To Statutory Financial Statements, Continued

   Interest rate cap agreements grant the purchaser the right to receive the excess of a referenced interest rate over a stated rate calculated by reference to an agreed upon notional amount. Interest rate floor agreements grant the purchaser the right to receive the excess of a stated rate over a referenced interest rate calculated by reference to an agreed upon notional amount.

   The Company enters into financial futures contracts for the purpose of managing interest rate exposure. The Company's futures contracts are exchange traded with minimal credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions.

   The Company's principal market risk exposures are interest rate risk, which includes the impact of inflation, and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as market interest rates move. Counterparties to derivative financial instruments expose the Company to credit-related losses in the event of nonperformance.
   In many instances, the Company enters into agreements with the counterparties which allow for contracts in a positive position, where the
   Company is due amounts, to be offset by contracts in a negative position.
   This right of offset combined with collateral obtained from counterparties reduces the Company's exposure. As of December 31, 2003 and 2002, the
   Company obtained collateral of $1,579 million and $1,443 million, respectively. The amounts at risk, in a net gain position, net of offsets and collateral, were $181 million and $330 million at December 31, 2003 and
   2002, respectively. The Company monitors exposure to ensure counterparties are credit-worthy and the concentration of exposure is minimized.

   The following table summarizes the carrying value, fair value and notional amount of the Company's derivative financial instruments:

                                                     December 31, 2003
                                                     -----------------
                                                  Carrying Fair   Notional
                                                   Value   Value   Amount
                                                   -----   -----   ------
                                                       (In Millions)
      Interest rate swaps                          $1,216  $1,216 $27,321
      Currency swaps                                  261     261   1,197
      Options                                         102     102   5,175
      Forward commitments, equity and asset swaps      29      29   3,183
      Interest rate caps & floors                      10      10   1,000
      Financial futures - short positions               -       -     549
                                                   ------  ------ -------
      Total                                        $1,618  $1,618 $38,425
                                                   ======  ====== =======

                                                     December 31, 2002
                                                     -----------------
                                                  Carrying Fair   Notional
                                                   Value   Value   Amount
                                                   -----   -----   ------
                                                       (In Millions)
      Interest rate swaps                          $1,262  $1,262 $21,927
      Currency swaps                                  230     230   1,112
      Options                                         139     139   9,275
      Forward commitments, equity and asset swaps      60      60   4,122
      Interest rate caps & floors                      22      22   1,000
      Financial futures - short positions               -       -     425
      Financial futures - long positions                -       -     889
                                                   ------  ------ -------
      Total                                        $1,713  $1,713 $38,750
                                                   ======  ====== =======

   Notional amounts do not represent amounts exchanged by the parties and, thus, are not a measure of the exposure of the Company. The amounts exchanged are calculated on the basis of the notional amounts and the other terms of the instruments, which relate to interest rates, exchange rates, security prices or financial or other indexes.

   Net investment income on derivative instruments was $451 million, $396 million, and $171 million for the years ended December 31, 2003, 2002 and
   2001, respectively.

                                     FF-19

Notes To Statutory Financial Statements, Continued

6. FAIR VALUE OF FINANCIAL INSTRUMENTS

   Fair values are based on quoted market prices, when available. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. These valuation techniques require management to develop a significant number of assumptions, including discount rates and estimates of future cash flow.
   Derived fair value estimates cannot be substantiated by comparison to independent markets or to disclosures by other companies with similar financial instruments. These fair value disclosures may not represent the amount that could be realized in immediate settlement of the financial instrument. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

   The following methods and assumptions were used in estimating fair value disclosures for financial instruments:

   Bonds and stocks: Estimated fair value of bonds and stocks is based on values provided by the NAIC's Securities Valuation Office ("SVO") when available. If SVO values are not available, quoted market values provided by other third party organizations are used. If quoted market values are unavailable, fair value is determined by discounting expected future cash flows using current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments.

   Mortgage loans: The fair value of mortgage loans is estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For non-performing loans, the fair value is the estimated collateral value of the underlying real estate.

   Policy loans, cash and short-term investments: Estimated fair value for these instruments approximates the carrying amounts reported in the
   Statutory Statements of Financial Position.

   Derivative financial instruments: Estimated fair value for these instruments is based upon quotations obtained from independent sources.

   Investment-type insurance contracts and funding agreements: The estimated fair value is determined by discounting future cash flows at current market rates.

   The following table summarizes the Company's financial instruments:

                                                     December 31,
                                                     ------------
                                                2003               2002
                                         ------------------ ------------------
                                                  Estimated          Estimated
                                         Carrying   Fair    Carrying   Fair
                                          Value     Value    Value     Value
                                          -----     -----    -----     -----
                                                     (In Millions)
  Financial assets:
    Bonds                                $32,567   $34,218  $27,782   $29,940
    Common stocks                            733       733      649       649
    Preferred stocks                         234       250      219       223
    Mortgage loans                         7,643     8,152    7,048     7,755
    Policy loans                           6,564     6,564    6,253     6,253
    Derivative financial instruments       1,618     1,618    1,713     1,713
    Cash and short-term investments        6,535     6,535    8,178     8,178
  Financial liabilities:
    Funding agreements                     3,405     3,511    2,705     2,829
    Investment-type insurance contracts   10,298    10,293    9,982     9,991

7. FIXED ASSETS

   The company has fixed assets, comprised primarily of internally developed software, operating software, EDP equipment, office equipment, and furniture. Fixed assets amounted to $165 million and $200 million, net of accumulated depreciation of $230 million and $189 million, at December 31,
   2003 and 2002, respectively. Depreciation expense on fixed assets for the years ended December 31, 2003, 2002 and 2001 was $63 million, $55 million, and $33 million, respectively.

                                     FF-20

Notes To Statutory Financial Statements, Continued

8. SURPLUS NOTES

   Surplus notes of $250 million at 5.625% due in 2033, $100 million at 7.500%
   due in 2024 and $250 million at 7.625% due in 2023, were issued by the
   Company in 2003, 1994, and 1993, respectively. These notes are unsecured and subordinate to all present and future indebtedness of the Company, policy claims and prior claims against the Company as provided by the Massachusetts
   General Laws. These surplus notes are held by bank custodians for unaffiliated investors. Issuance was approved by the Division.

   All payments of interest and principal are subject to the prior approval of the Division. Anticipated sinking fund payments are due as follows: $62 million in 2021, $88 million in 2022, $150 million in 2023, and $50 million in 2024. There are no sinking fund requirements for the note issued in 2003.

   Interest on the notes issued in 1994 is paid on March 1 and September 1 of each year to holders of record on the preceding February 15 or August 15, respectively. Interest on the notes issued in 2003 and 1993 is paid on May
   15 and November 15 of each year to holders of record on the preceding May 1 or November 1, respectively. Interest expense is not recorded until approval for payment is received from the Division. Interest of $34 million, $27 million and $27 million was approved and paid in 2003, 2002, and 2001, respectively.

9. RELATED PARTY TRANSACTIONS

   The Company has management and service contracts and cost sharing arrangements with various subsidiaries and affiliates whereby the Company, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services. Fees earned under the terms of the contracts and arrangements related to subsidiaries and affiliates were $155 million, $194 million and
   $208 million for 2003, 2002, and 2001, respectively. The majority of these fees were from C.M. Life Insurance Company ("C.M. Life"), which accounted for $121 million in 2003, $162 million in 2002, and $172 million in 2001.

   Various unconsolidated subsidiaries and affiliates, including David L.
   Babson & Company, Inc. ("David L. Babson"), a subsidiary of DLB Acquisition
   Corporation, provide investment advisory services for the Company. Total fees for such services were $132 million, $116 million and $101 million for
   2003, 2002 and 2001, respectively. In addition, an unconsolidated subsidiary provides administrative services for employee benefit plans to the Company.
   Total fees for such services were $8 million, $9 million and $9 million for
   2003, 2002 and 2001, respectively.

   In 2003, the Company entered into a modified coinsurance agreement with its affiliate, MassMutual Life Insurance Company of Japan ("MassMutual Japan")
   on certain life insurance products. In 2003, the Company assumed premium of
   $41 million. Fees and other income include a $40 million expense allowance.
   Total policyholders' benefits assumed were $12 million. A modified coinsurance adjustment of $17 million was paid to MassMutual Japan in 2003.

   The Company has reinsurance agreements with its subsidiaries, C.M. Life and
   MML Bay State Life Insurance Company ("Bay State"), including stop-loss and modified coinsurance agreements on life insurance products. Total premium assumed on these agreements were $239 million in 2003, $153 million in 2002 and $410 million in 2001. Fees and other income include a $104 million, $98 million and $53 million expense allowance in 2003, 2002 and 2001, respectively. Total policyholders' benefits incurred on these agreements were $62 million in 2003, $46 million in 2002 and $50 million in 2001. A modified coinsurance adjustment of $37 million was received from Bay State and C.M. Life both in 2003 and 2002, whereas net modified coinsurance adjustments of $296 million were paid to certain unconsolidated subsidiaries in 2001. In 2003 and 2002, experience refunds of $16 million and $6 million were received from Bay State and C.M. Life whereas in 2001, an experience refund of $3 million was received from C.M. Life.

   The Company participates in variable annuity exchange programs with its subsidiary, C.M. Life, whereby certain Company variable annuity contractholders can make a non-taxable exchange of their contract for an enhanced C.M. Life variable annuity contract. Surrender benefits, related to these exchange programs, were $117 million, $256 million and $296 million in
   2003, 2002 and 2001, respectively. The Company has an agreement with C.M.
   Life to compensate the Company for the lost revenue associated with the exchange of these contracts. As a result of these exchanges, the Company had commissions receivable of $1 million and $5 million recorded as of December
   31, 2003 and 2002, respectively and received commissions of $9 million, $5 million and $15 million from C.M. Life for the years ended December 31,
   2003, 2002 and 2001, respectively.

                                     FF-21

Notes To Statutory Financial Statements, Continued

   The Company has outstanding amounts due to affiliates David L. Babson of $16 million at 4.7% and Cornerstone Real Estate Advisers, Inc. of $3 million at
   5.0%. The amounts are due in 2008 and 2007, respectively, but early repayment may be made at the option of the Company. Both are payable semi-annually in arrears. Through December 31, 2003, interest accrued and paid was less than $1 million.

10.INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES

   The Company has two primary domestic life insurance subsidiaries, C.M. Life, a direct subsidiary which primarily writes variable annuities and universal life insurance, and Bay State, an indirectly-owned subsidiary which primarily writes variable life and corporate owned life insurance business.

   The Company's wholly-owned subsidiary, MassMutual Holding Company, Inc.
   ("MMHC"), owns subsidiaries which include retail and institutional asset management, registered broker dealer, and international life and annuity operations.

   During 2003, 2002 and 2001, the Company received $150 million, $100 million and $155 million, respectively, in dividends from such subsidiaries.
   Operating results, less dividends declared, for such subsidiaries are reflected as net unrealized capital gains in the Statutory Statements of
   Changes in Policyholders' Contingency Reserves. The Company holds debt issued by MMHC and its subsidiaries of $2,270 million and $2,452 million at
   December 31, 2003 and 2002, respectively. The Company recorded interest of
   $132 million, $120 million and $138 million in 2003, 2002 and 2001, respectively.

   During 2003, 2002 and 2001, the Company contributed additional paid-in capital of $256 million, $255 million, and $208 million, respectively, to unconsolidated subsidiaries, principally C.M. Life and MMHC.

   Summarized below is statutory financial information for the unconsolidated domestic life insurance subsidiaries as of December 31 and for the years then ended:

                                       2003    2002    2001
                                       ----    ----    ----
                                          (In Millions)
                    Total revenue     $ 1,926 $2,314  $2,187
                    Net income (loss)     105    (16)      4
                    Assets             11,690  9,994   9,344
                    Liabilities        11,081  9,446   8,963

   Summarized below is GAAP financial information for other unconsolidated subsidiaries as of December 31 and for the years then ended:

                                    2003    2002    2001
                                    ----    ----    ----
                                        (In Millions)
                     Total revenue $ 3,230 $ 3,026 $ 2,443
                     Net income        274      22      61
                     Assets         14,824  12,924  11,770
                     Liabilities    13,557  12,055  10,891

11.BENEFIT PLANS

   The Company provides multiple benefit plans including retirement plans and life and health benefits, to employees, certain employees of unconsolidated subsidiaries, agents and retirees.

   Pension and savings plan

   The Company has funded and unfunded non-contributory defined benefit pension plans. The plans cover substantially all employees and agents. For some participants, benefits are based on the greater of a formula based on either final average earnings and length of service or the cash balance formula.
   For other participants, benefits are based only on an account balance that takes into consideration age, service and salary during their careers.

   As permitted by the Division, a portion of the prepaid pension asset of the
   Company, prior to December 31, 2003, was allowed as an admitted asset. The
   Company recognized a plan asset of $128 million at December 31, 2002. At
   December 31,

                                     FF-22

Notes To Statutory Financial Statements, Continued

   2003, the prepaid pension asset was non-admitted. Pension plan assets are invested in group annuity contracts which invest in the Company's general and separate accounts.

   The Company's policy is to fund pension costs in accordance with the
   Employee Retirement Income Security Act of 1974. The Company contributed $48 million for the year ended December 31, 2003. No funding was made for the years ended December 31, 2002 and 2001.

   The Company sponsors funded and unfunded defined contribution plans for substantially all of its employees and agents. The Company contributes to the funded plan by matching participant contributions up to three percent of pay, within certain limits, based on years of service and the financial results of the Company each year. Company contributions, and any related earnings, are vested based on years of service using a graduated vesting schedule with full vesting after three years of service.

   The matching contributions by the Company were $18 million, $15 million and
   $15 million for the years ended December 31, 2003, 2002 and 2001, respectively, and are included as a component of net income as operating expenses.

   The Company also maintains a money purchase pension plan for agents, which was frozen in 2001.

   Other postretirement benefits

   The Company provides certain life insurance and health care benefits ("other postretirement benefits") for its retired employees and agents, and their beneficiaries and dependents. The health care plan is contributory; the basic life insurance plan is non-contributory. Substantially all of the
   Company's employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as considered necessary by the Company's management. The postretirement health care plans include a limit on the Company's share of costs for recent and future retirees.

   The initial transition obligation of $138 million is being amortized over twenty years through 2012. At December 31, 2003 and 2002, the net unfunded accumulated benefit obligation was $266 million and $245 million, respectively, for employees and agents eligible to retire or currently retired and $37 million and $32 million, respectively, for participants not eligible to retire.

   On December 8, 2003, the Medicare Prescription Drug, Improvement and
   Modernize Act of 2003 was enacted that expands Medicare, primarily by adding a prescription drug benefit for Medicare-eligible retirees starting in 2006.
   The retiree medical obligations and costs reported in these financial statements do not yet reflect the impact of those new Medicare benefits. By
   2006, the Company expects to modify its retiree medical plans to adapt to the new Medicare prescription drug program. As a result of the additional federal subsidies for retiree prescription drug costs, the Company anticipates that its overall obligations and costs will be lower once those modifications are reflected.

                                     FF-23

Notes To Statutory Financial Statements, Continued

   In 2003, prepaid benefit costs are non-admitted. In 2002, prepaid benefit costs are included in other assets. Accrued benefit costs are included in other liabilities in the Company's Statutory Statements of Financial
   Position. The status of these plans as of September 30, adjusted for fourth-quarter activity is summarized below:

                                                                         Pension     Other Postretirement
                                                                         Benefits      Benefits
                                                                      -------------  -------------------
                                                                       2003    2002   2003       2002
                                                                       ----    ----   ----       ----
                                                                             (In Millions)
Change in benefit obligation:
  Benefit obligation at beginning of year                             $  986  $ 855  $ 261      $ 223
  Service cost                                                            27     25      5          6
  Interest cost                                                           65     60     17         16
  Contribution by plan participants                                        -      -      5          6
  Actuarial gain                                                          11     20     14         31
  Benefits paid                                                          (58)   (52)   (20)       (21)
  Plan amendments                                                          -      1      -          -
  Business combinations, divestitures, curtailments, settlements and
   special termination benefits                                            -      -      -          -
  Change in actuarial assumption                                          95     77      -          -
  Benefit obligation at end of year                                   $1,126  $ 986  $ 282      $ 261
                                                                      ======  =====    =====     =====
Change in plan assets:
  Fair value of plan assets at beginning of year                      $  846  $ 928  $  16      $  17
  Actual return on plan assets                                           115    (42)     -          -
  Employer contribution                                                   61     12     15         14
  Benefits paid                                                          (58)   (52)   (20)       (21)
  Contributions by plan participants                                       -      -      5          6
  Business combinations, divestitures and settlements                      -      -      -          -
                                                                      ------  -----    -----     -----
  Fair value of plan assets at end of year                            $  964  $ 846  $  16      $  16
                                                                      ======  =====    =====     =====
  Funded status of the plan                                           $ (162) $(140) $(266)     $(245)
  Unrecognized net loss                                                  487    434     60         44
  Remaining net obligation at initial date of application                  8      9     48         53
  Effect of fourth quarter activity                                        3      1      6          4
                                                                      ------  -----    -----     -----
  Prepaid assets (accrued liabilities)                                   336    304  $(152)     $(144)
                                                                                       =====     =====
  Less assets non-admitted                                              (475)  (312)
                                                                      ------  -----
  Net amount recognized                                               $ (139) $  (8)
                                                                      ======  =====
Benefit obligation for non-vested employees                           $   24  $  20  $  37      $  32
                                                                      ======  =====    =====     =====

                                     FF-24

Notes To Statutory Financial Statements, Continued

   Net periodic (benefit) cost is included in operating expenses on the
   Statutory Statements of Income for the years ended December 31, 2003 and
   2002 and contains the following components:

                                                                         Pension    Other Postretirement
                                                                        Benefits      Benefits
                                                                        --------      --------
                                                                       2003   2002   2003       2002
                                                                       ----   ----   ----       ----
                                                                             (In Millions)
Components of net periodic (benefit) cost:
  Service cost                                                        $  27  $  25  $   6      $   6
  Interest cost                                                          65     60     17         16
  Expected return on plan assets                                        (79)   (82)    (1)        (1)
  Amortization of unrecognized transition obligation                      1      -      5          5
  Amount of recognized (gains) and losses                                12      1      1          -
                                                                      -----  -----    -----     -----
  Total net periodic (benefit) cost                                   $  26  $   4  $  28      $  26
                                                                      =====  =====    =====     =====
Amounts recognized in the Statutory Statements of Financial Position:
  Prepaid pension plan asset                                          $ 467  $ 431  $   -      $   -
  Intangible assets                                                       8      9      -          -
  Less assets non-admitted                                              475    312      -          -
                                                                      -----  -----    -----     -----
  Net prepaid pension plan asset                                          -    128      -          -
  Accrued benefit liability                                            (173)  (154)  (152)      (144)
  Policyholders' contingency reserves                                    34     18      -          -
                                                                      -----  -----    -----     -----
  Net amount recognized                                               $(139) $  (8) $(152)     $(144)
                                                                      =====  =====    =====     =====

   The assumptions at September 30, 2003 and 2002 used by the Company to calculate the benefit obligations as of those dates and to determine the benefit costs in the subsequent plan year are as follows:

                                                                         Pension   Other Postretirement
                                                                        Benefits     Benefits
                                                                        --------     --------
                                                                       2003  2002  2003       2002
                                                                       ----  ----  ----       ----
Discount rate                                                          6.00% 6.75% 6.00%      6.75%
Increase in future compensation levels                                 4.00% 4.00% 4.00%      5.00%
Long-term rate of return on assets                                     8.00% 8.00% 6.00%      6.75%
Health care cost trend rate                                                -     - 9.00%     10.00%
Ultimate health care cost trend rate after gradual decrease until 2007     -     - 5.00%      5.00%

   A one percent increase in the annual assumed inflation rate of medical costs would increase the 2003 accumulated post retirement benefit liability and benefit expense by $18 million and $1 million, respectively. A one percent decrease in the annual assumed inflation rate of medical costs would decrease the 2003 accumulated post retirement benefit liability and benefit expense by $16 million and $1 million, respectively.

   The net expense charged to operations for all employee benefit plans was
   $132 million, $87 million and $55 million for the years ended December 31,
   2003, 2002 and 2001, respectively.

12.REINSURANCE

   The Company cedes insurance to other insurers in order to limit its insurance risk. Such transfers do not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligations could result in losses. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. The Company records a receivable for reinsured benefits paid and reduces policyholders' reserves and funds for the portion of insurance liabilities that are reinsured. The cost of reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

   Premium ceded was $328 million, $277 million and $220 million and reinsurance recoveries were $187 million, $156 million and $135 million for the periods ended December 31, 2003, 2002 and 2001, respectively. Amounts recoverable from reinsurers were $47 million and $50 million as of December
   31, 2003 and 2002, respectively. At December 31, 2003, seven reinsurers accounted for 77% of the outstanding reinsurance recoverable.

                                     FF-25

Notes To Statutory Financial Statements, Continued

13.FEDERAL INCOME TAXES

   Federal income taxes are based upon the Company's best estimate of its current and deferred tax liabilities. Deferred income taxes, which provide for book versus tax temporary differences, are subject to limitations and are charged directly to policyholders' contingency reserves. Accordingly, the reporting of miscellaneous temporary differences, such as reserves and policy acquisition costs, and of permanent differences such as policyholder dividends and tax credits, results in effective tax rates which differ from the federal statutory tax rate.

   The components of the net deferred tax asset recognized in the Company's assets, liabilities and policyholders' contingency reserves are as follows:

                                                      December 31,
                                                      ------------
                                                      2003     2002
                                                      ----     ----
                                                      (In Millions)
          Total gross deferred tax assets           $ 2,013  $ 2,044
          Total gross deferred tax liabilities       (1,215)  (1,043)
                                                    -------  -------
          Net deferred tax asset                        798    1,001
          Deferred tax assets non-admitted             (427)    (479)
                                                    -------  -------
          Net admitted deferred tax asset           $   371  $   522
                                                    =======  =======
          Decrease (increase) in non-admitted asset $    52  $    (8)
                                                    =======  =======

   The provision for incurred taxes (benefit) on earnings are as follows:

                                                       Years Ended December 31,
                                                       ------------------------
                                                        2003     2002    2001
                                                        ----     ----    ----
                                                         (In Millions)
      Federal income tax (benefit) expense             $(132)   $(144)   $116
      Foreign income tax expense                          10        6       6
                                                        -----    -----    ----
                                                        (122)    (138)    122
      Federal income tax on net capital (losses) gains     -       (9)     22
                                                        -----    -----    ----
      Federal and foreign income tax (benefit) expense $(122)   $(147)   $144
                                                        =====    =====    ====

                                     FF-26

Notes To Statutory Financial Statements, Continued

   The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                      December 31,
                                                      ------------
                                                      2003    2002
                                                      ----    ----
                                                      (In Millions)
           Deferred tax assets:
             Reserve items                           $  574  $  557
             Policy acquisition costs                   389     374
             Non-admitted assets                        244     180
             Policyholder dividend related items        234     340
             Investment items                           208     102
             Pension and compensation related items     166     134
             Unrealized investment losses                62     270
             Other                                      136      87
                                                     ------  ------
               Total deferred tax assets              2,013   2,044
             Non-admitted deferred tax assets          (427)   (479)
                                                     ------  ------
               Admitted deferred tax assets           1,586   1,565
                                                     ------  ------
           Deferred tax liabilities:
             Unrealized investment gains                649       -
             Deferred and uncollected premium           177     167
             Investment items                           162     656
             Pension items                              162     149
             Other                                       65      71
                                                     ------  ------
               Total deferred tax liabilities         1,215   1,043
                                                     ------  ------
               Net admitted deferred tax assets      $  371  $  522
                                                     ======  ======

   The change in net deferred income taxes is comprised of the following:

                                                          2003
                                                          ----
                                                      (In Millions)
            Change in deferred tax assets                 $ (31)
            Change in deferred tax liabilities             (172)
                                                          -----
            (Decrease) increase in deferred tax asset      (203)
            Tax effect of unrealized gains (losses)         284
                                                          -----
            Change in net deferred income tax             $  81
                                                          =====

   The provision for federal and foreign income taxes incurred (benefit received) is different from that which would be obtained by applying the statutory federal income tax rate to income before taxes. The significant items causing this difference are as follows:

                                                   2003   2002  2001
                                                   ----   ----  ----
                                                     (In Millions)
           Provision computed at statutory rate   $  70  $ 421  $340
           Investment items                        (138)   (58)  (70)
           Tax credits                              (38)   (36)  (33)
           Policyholder dividends                   (34)  (174)  (17)
           Non-admitted assets                      (52)  (179)  (70)
           Other                                    (11)   (11)   51
                                                  -----  -----  ----
           Total                                  $(203) $ (37) $201
                                                  =====  =====  ====
           Federal and foreign income tax benefit $(122) $(147) $144
           Change in net deferred income taxes      (81)   110    57
                                                  -----  -----  ----
           Current income tax                     $(203) $ (37) $201
                                                  =====  =====  ====

   During the years ended December 31, 2003, 2002 and 2001, the Company paid federal income taxes in the amounts of $107 million, $195 million and $210 million, respectively. As of December 31, 2003, federal income taxes paid in the current

                                     FF-27

Notes To Statutory Financial Statements, Continued

   and prior years that will be available for recovery in the event of future net losses were as follows: $101 million in 2003; $75 million in 2002; and
   $153 million in 2001.

   On March 9, 2002, the Job Creation and Worker Assistance Act of 2002 (the
   "Act") was signed into law. One of the provisions of the Act modified the
   2003, 2002 and 2001 tax deductibility of the Company's dividends paid to policyholders. As a result of the Act, for the period ended December 31,
   2002, the Company's tax liability established prior to December 31, 2001 has been reduced by $82 million.

   The Company plans to file its 2003 federal income tax return with its eligible subsidiaries and certain affiliates. The Company and its eligible subsidiaries and certain affiliates are subject to a written tax-allocation agreement, which allocates the group's tax liability for payment purposes.
   Generally, the agreement provides that group members shall be compensated for the use of their losses and credits by other group members.

   The United States Internal Revenue Service has completed its examination of the Company's income tax returns through the year 1997 and is currently examining the years 1998 through 2000. Management believes adjustments that may result from such examinations will not materially impact the Company's financial position.

14.BUSINESS RISKS, COMMITMENTS AND CONTINGENCIES

a. Risks and uncertainties

   The Company operates in a business environment subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk and credit risk. Interest rate risk is the potential for interest rates to change, which can cause fluctuations in the value of investments. To the extent that fluctuations in interest rates cause the durations of assets and liabilities to differ, the Company controls its exposure to this risk by, among other things, asset/liability matching techniques that account for the cash flow characteristics of the assets and liabilities. Credit risk is the risk that issuers of investments owned by the Company may default or that other parties may not be able to pay amounts due to the Company. The Company manages its investments to limit credit risk by diversifying its portfolio among various security types and industry sectors. Management does not believe that significant concentrations of credit risk existed as of December 31, 2003 and 2002 and for the three years ended December 31, 2003.

b. Leases

   The Company leases office space and equipment in the normal course of business under various non-cancelable operating lease agreements. Total rental expense on operating leases was $39 million, $34 million and $33 million for the years ended December 31, 2003, 2002 and 2001, respectively.

   Future minimum lease commitments are as follows:

                                       (In Millions)
                            2004           $ 32
                            2005             27
                            2006             21
                            2007             17
                            2008             13
                            Thereafter        8
                                           ----
                            Total          $118
                                           ====

c. Guaranty funds

   The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes.

                                     FF-28

Notes To Statutory Financial Statements, Continued

   The Company believes such assessments in excess of amounts accrued will not materially affect its financial position, results of operations or liquidity.

d. Litigation

   The Company is involved in litigation arising in and out of the normal course of business, including class action and purported class actions suits, which seek both compensatory and punitive damages. While the Company is not aware of any actions or allegations that should reasonably give rise to any material adverse impact, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management, after consultation with legal counsel, that the ultimate resolution of these matters will not materially impact the Company's financial positions, results of operations, or liquidity.

e. Commitments

   In the normal course of business, the Company provides specified guarantees and funding to MMHC and certain of its subsidiaries. At December 31, 2003 and 2002, the Company had approximately $925 million and $450 million of outstanding unsecured funding commitments, respectively, and a $500 million support agreement related to unsecured credit facilities. In the normal course of business, the Company enters into letter of credit arrangements.
   At December 31, 2003 and 2002, the Company had approximately $68 million and
   $63 million of outstanding letters of credit, respectively. At December 31,
   2003, the Company had no liability attributable to the support agreement, letters of credit, or the funding commitments.

   In the normal course of business, the Company enters into commitments to purchase certain investments. At December 31, 2003, the Company had outstanding commitments to purchase privately placed securities, mortgage loans and partnerships and LLCs, which totaled $695 million, $403 million and $827 million, respectively.

   Certain commitments and guarantees of the Company provide for the maintenance of subsidiary regulatory capital and surplus levels and liquidity sufficient to meet certain obligations. These commitments and guarantees are not limited as to the amount necessary to satisfy the terms of the agreement. At December 31, 2003 and 2002, the Company had no outstanding obligations attributable to these commitments and guarantees.

15.WITHDRAWAL CHARACTERISTICS

a. Annuity actuarial reserves and deposit fund liabilities

   The withdrawal characteristics of the Company's annuity actuarial reserves and deposit fund liabilities at December 31, 2003 are illustrated below:

                                                                         Amount     % of Total
                                                                         ------     ----------
                                                                      (In Millions)
Subject to discretionary withdrawal - with market value adjustment       $28,330        75%
Subject to discretionary withdrawal - without market value adjustment      2,350         6
Not subject to discretionary withdrawal                                    7,365        19
                                                                         -------       ---
Total                                                                    $38,045       100%
                                                                         =======       ===

   Of the $28,330 million subject to discretionary withdrawal with market value adjustment, $21 million is subject to surrender charges of less than 5%.

                                     FF-29

Notes To Statutory Financial Statements, Continued

b. Separate accounts

   Information regarding the separate accounts of the Company, as of and for the period ended December 31, 2003, is as follows:

                                                                    Guaranteed Non-Guaranteed  Total
                                                                    ---------- --------------  -----
                                                                              (In Millions)
Net premium, considerations or deposits                                $  4       $ 3,422     $ 3,426
                                                                       ====       =======     =======
Reserves:
  For accounts with assets at:
    Fair value                                                         $393       $22,401     $22,794
    Amortized cost                                                        1             -           1
                                                                       ----       -------     -------
    Total reserves                                                      394        22,401      22,795
    Non-policy liabilities                                                -           117         117
                                                                       ----       -------     -------
    Total                                                              $394       $22,518     $22,912
                                                                       ====       =======     =======
By withdrawal characteristics:
  Subject to withdrawal:
    At book value without fair value adjustment and current
     surrender charge of 5% or more                                    $  -       $   273     $   273
    At fair value                                                       393        22,100      22,493
    At book value without fair value adjustment and with current
     surrender charge less than 5%                                        -            28          28
                                                                       ----       -------     -------
    Subtotal                                                            393        22,401      22,794
Not subject to discretionary withdrawal                                   1             -           1
Non-policy liabilities                                                    -           117         117
                                                                       ----       -------     -------
Total                                                                  $394       $22,518     $22,912
                                                                       ====       =======     =======

                                     FF-30

Notes To Statutory Financial Statements, Continued

16.SUBSIDIARIES AND AFFILIATED COMPANIES

   A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2003, is illustrated below.
   Subsidiaries are wholly-owned, except as noted.

   Subsidiaries of Massachusetts Mutual Life Insurance Company
   CM Assurance Company
   CM Benefit Insurance Company
   C.M. Life Insurance Company
   MassMutual Holding Company
   MassMutual Mortgage Finance, LLC
   MassMutual Owners Association, Inc.
   The MassMutual Trust Company, FSB
   MML Distributors, LLC

       Subsidiaries of C.M. Life Insurance Company
       MML Bay State Life Insurance Company

       Subsidiaries of MassMutual Holding Company
       CM Property Management, Inc.
       HYP Management, Inc.
       MassMutual Assignment Company
       MassMutual Benefits Management, Inc.
       MassMutual Funding, LLC
       MassMutual Holding MSC, Inc.
       MassMutual International, Inc.
       MMHC Investment, Inc.
       MML Investors Services, Inc.
       MML Realty Management Corporation
       Urban Properties, Inc.
       Antares Capital Corporation - 80.0%
       Cornerstone Real Estate Advisers, Inc.
       DLB Acquisition Corporation - 98.2%
       Oppenheimer Acquisition Corporation - 96.3%

   Affiliates of Massachusetts Mutual Life Insurance Company
   MML Series Investment Funds
   MassMutual Institutional Funds

                                     FF-31

Part C

Other Information

Item  24.    Financial Statements and Exhibits

        (a)  Financial Statements

Financial Statements Included in Part A

Condensed Financial Information

Financial Statements Included in Part B

The Registrant

Independent Auditors’ Report

Statement of Assets and Liabilities as of December 31, 2003

Statement of Operations for the year ended December 31, 2003

Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2003 and 2002

Statutory Statements of Income for the years ended December 31, 2003, 2002 and 2001

Statutory Statements of Changes in Policyholders’ Contingency Reserves for the years ended December 31, 2003, 2002, and 2001

Statutory Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001

Notes to Statutory Financial Statements

        (b)  Exhibits

Exhibit 1	Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.(1)

Exhibit 2	Not Applicable.

Exhibit 3	(i) Principal Underwriting Agreement.(3)

(ii) Underwriting and Servicing Agreement.(3)

Exhibit 4	(i) Form of Group Annuity Contract.(1)

(ii) Form of Individual Certificate.(1)

Exhibit 5	(i) Form of Group Annuity Application.(1)

(ii) Form of Individual Certificate Application.(1)

Exhibit 6	(i) Copy of Articles of Incorporation of the Company.(1)

(ii) Copy of the Bylaws of the Company.(1)

Exhibit 7	Not Applicable.

Exhibit 8	(i) Form of Participation Agreement with Oppenheimer Variable Account Funds, Inc.(2)

(ii) Form of Participation Agreement with Panorama Series Fund, Inc.(2)

(iii) Form of Participation Agreement with American Century Variable Portfolios, Inc.(3)

(iv) Form of Participation Agreement with Fidelity Variable Products Fund, Fidelity Variable Insurance Products Fund II, and Fidelity Variable Insurance Products Fund III.(8)

(v) Form of Participation Agreement with T. Rowe Equity Series, Inc.(3)

(vi) Form of Participation Agreement with Deutsche Asset Management VIT Funds.(5)

(vii) Form of Participation Agreement with Janus Aspen Series.(5)

(viii) Form of Participation Agreement with Franklin Templeton Variable Insurance Products Trust.(5)

(ix) Form of Participation Agreement with MFS Variable Insurance Trust.(6)

(x) Form of Participation Agreement with Calvert Variable Series, Inc.(7)

(xi) Form of Participation Agreement with INVESCO Variable Investment Funds, Inc.(7)

(xii) Form of Participation Agreement with American Funds Insurance Series.(10)

Exhibit 9	Opinion and Consent of Counsel.*

Exhibit 10	(i) Consent of Independent Auditors’, Deloitte & Touche LLP.*

(ii) Powers of Attorney for:

Robert J. O’Connell(4)

Howard Gunton(4)

Roger G. Ackerman(9)

James R. Birle(4)

Gene Chao(4)

James H. DeGraffenreidt, Jr.(4)

Patricia Diaz Dennis(9)

James L. Dunlap(4)

William B. Ellis(4)

Robert Essner(4)

Robert M. Furek(4)

William B. Marx, Jr.(4)

John F. Maypole(4)

Marc Racicot(4)

Thomas A. Monti(4)

Exhibit 11	Not Applicable.

Exhibit 12	Not Applicable.

Exhibit 13	Schedule of Computation of Performance.(11)

Exhibit 14	None.

(1)	Incorporated by reference to Registrant’s initial Registration Statement (No. 333-45039) filed on January 28, 1998.
(2)	Incorporated by reference to Registration Statement No. 333-22557, filed on February 28, 1997.
(3)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement No. 333-45039, filed on June 4, 1998.
(4)	Incorporated by reference to Initial Registration Statement No. 333-112626 filed on Form N-4 on February 9, 2004.

(5)	Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement No. 333-80991, filed on September 20, 1999.
(6)	Incorporated by reference to Initial Registration Statement No. 333-65887 filed on October 20, 1998.
(7)	Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement No. 333-80991 filed in April 2000.
(8)	Incorporated by reference to Initial Registration Statement No. 333-65887 filed on Form S-6 on October 20, 1998.
(9)	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No. 333-49475 filed on Form N-6 on February 24, 2004.
(10)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101495 on Form N-6.
(11)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-45039 filed on Form N-4.
*	Filed herewith.

Item 25.    Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Name, Position, Business Address       Principal Occupation(s) During Past Five Years
--------------------------------       ----------------------------------------------
Roger G. Ackerman, Director            Corning, Inc.
P.O. Box 45                              Chairman (2001)
Phoenix, NY 13135                        Chairman and Chief Executive Officer (1996-2000)

James R. Birle, Director               Resolute Partners, LLC
75 Clapboard Ridge Road                  Chairman (since 1997)
Greenwich, CT 06830

Gene Chao, Director                    Computer Projections, Inc.
733 SW Vista Avenue                      Chairman, President and CEO (1991-2000)
Portland, OR 97205

James H. DeGraffenreidt, Jr., Director WGL Holdings, Inc.
101 Constitution Avenue, NW              Chairman and Chief Executive Officer (since 2001)
Washington, DC 20080                     Chairman, President, and Chief Executive Officer
                                         (2000-2001)
                                         Chairman and Chief Executive Officer (1998-2000)

Patricia Diaz Dennis, Director         SBC Pacific Bell/SBC Nevada Bell
2600 Camino Ramon, Room 4CS100           Senior Vice President, General Counsel & Secretary
San Ramon, CA 94853                      (since 2002)
                                       SBC Communications Inc.
                                         Senior Vice President--Regulatory and Public Affairs
                                         (1998-2002)

James L. Dunlap, Director              Ocean Energy, Inc.
1659 North Boulevard                     Vice Chairman (1998-1999)
Houston, TX 77006

William B. Ellis, Director             Yale University School of Forestry and Environmental
31 Pound Foolish Lane                    Studies
Glastonbury, CT 06033                    Senior Fellow (since 1995)

Robert A. Essner, Director             Wyeth (formerly American Home Products)
5 Giralda Farms                          Chairman, President and Chief Executive Officer
Madison, NJ 07940                        (since 2002)
                                         President and Chief Executive Officer (2001)
                                         President and Chief Operating Officer (2000-2001)
                                         Executive Vice President (1997-2000)
                                       Wyeth-Ayerst Pharmaceuticals
                                         President (1997-2000)

Robert M. Furek, Director              Resolute Partners LLC
70 Waterside Lane                        Partner (since 1997)
West Hartford, CT 06107                State Board of Trustees for the Hartford School System
                                         Chairman (1997-2000)

Carol A. Leary, Director               Bay Path College
588 Longmeadow Street                    President (since 1994)
Longmeadow, MA 01106

William B. Marx, Jr., Director         Lucent Technologies
5 Peacock Lane                           Senior Executive Vice President (1996-1996)
Village of Golf, FL 33436-5299

                                      1

Name, Position, Business Address         Principal Occupation(s) During Past Five Years
--------------------------------         ----------------------------------------------

John F. Maypole, Director                Peach State Real Estate Holding Company
55 Sandy Hook Road--North                  Managing Partner (since 1984)
Sarasota, FL 34242

Robert J. O'Connell, Director, Chairman, Massachusetts Mutual Life Insurance Company
  President and Chief Executive Officer    Chairman (since 2000), Director, President and
1295 State Street                          Chief Executive Officer (since 1999)
Springfield, MA 01111

Marc Racicot, Director                   Bracewell & Patterson, LLP
2000 K Street, N.W., Suite 500             Partner (since 2001)
Washington, DC 20006-1872                State of Montana
                                           Governor (1993-2000)

Executive Vice Presidents

Name, Position, Business Address               Principal Occupation(s) During Past Five Years
--------------------------------               ----------------------------------------------

Susan A. Alfano                                Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President (since 2001)
Springfield, MA 01111                            Senior Vice President (1996-2001)

Lawrence V. Burkett, Jr.                       Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President and General Counsel
Springfield, MA 01111                            (since 1993)

Frederick C. Castellani                        Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President (since 2001)
Springfield, MA 01111                            Senior Vice President (1996-2001)

Howard E. Gunton                               Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President & CFO (since 2001)
Springfield, MA 01111                            Senior Vice President & CFO (1999-2001)
                                                 AIG Life Insurance Co.
                                                 Senior Vice President & CFO (1973-1999)

James E. Miller                                Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President
Springfield, MA 01111                            (since 1997 and 1987-1996)

John V. Murphy                                 OppenheimerFunds, Inc.
1295 State Street                                Chairman, President, and Chief Executive Officer
Springfield, MA 01111                            (since 2001)
                                                 President & Chief Operating Officer (2000-2001)
                                               Massachusetts Mutual Life Insurance Company
                                                 Executive Vice President (since 1997)

Andrew Oleksiw                                 Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President (since 2003)
Springfield, MA 01111                            Senior Vice President (1999-2003)
                                               First Union
                                                 Senior Vice President (1993-1999)

                                      2

Name, Position, Business Address               Principal Occupation(s) During Past Five Years
--------------------------------               ----------------------------------------------

Stuart H. Reese                                David L. Babson and Co. Inc.
1295 State Street                                Chairman and Chief Executive Officer (since 2001)
Springfield, MA 01111                            President and Chief Executive Officer (1999-2001)
                                               Massachusetts Mutual Life Insurance Company
                                                 Executive Vice President and Chief Investment
                                                 Officer (since 1999)
                                               Chief Executive Director--Investment Management
                                                 (1997-1999)

Toby Slodden                                   Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President (since 2003)
Springfield, MA 01111                            Senior Vice President (1999-2003)
                                                 Vice President (1998-1999)

Matthew E. Winter                              Massachusetts Mutual Life Insurance Company
1295 State Street                                Executive Vice President (since 2001)
Springfield, MA 01111                            Senior Vice President (1998-2001)
                                                 Vice President (1996-1998)

                                      3

Item 26.    Persons Controlled by or Under Common Control with the Depositor or Registrant

The assets of the Registrant, under state law, are assets of MassMutual.

The registrant may also be deemed to be under common control with other separate accounts established by MassMutual and its life insurance subsidiaries, C.M. Life Insurance Company and MML Bay State Life Insurance Company, which are registered as unit investment trusts under the Investment Company Act of 1940.

The discussion that follows indicates those entities owned directly or indirectly by Massachusetts Mutual Life Insurance Company:

                  MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
                            ORGANIZATIONAL SUMMARY

I. DIRECT SUBSIDIARIES OF MASSMUTUAL--MassMutual is the sole owner of each subsidiary unless otherwise indicated.

   A. CM Assurance Company (July 2, 1986), a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

   B. CM Benefit Insurance Company (April 18, 1986), a Connecticut corporation which operates as a life and health insurance company. This subsidiary is inactive.

   C. C.M. Life Insurance Company (May 11, 1981), a Connecticut corporation which operates as a life and health insurance company.

    1. MML Bay State Life Insurance Company (April 1, 1935), a Connecticut
       corporation which operates as a life and health insurance company.

   D. MML Distributors, LLC (Nov. 10, 1994), a Connecticut limited liability company which operates as a securities broker-dealer. (MassMutual Holding
Company--1%.)

   E. MassMutual Holding Company (Nov. 30, 1984), a Delaware corporation which operates as a holding company for certain MassMutual entities. MassMutual
Holding Company is the sole owner of each subsidiary or affiliate unless otherwise indicated.

    1. MML Investors Services, Inc. (Dec. 31, 1981), a Massachusetts
       corporation which operates as a securities broker-dealer.

       a. MML Insurance Agency, Inc. (Nov. 16, 1990), a Massachusetts
          corporation which operates as an insurance broker.

          1.) DISA Insurance Services of America (Dec. 22, 1981), Inc., an
       Alabama corporation which operates as an insurance broker.

          2.) MML Insurance Agency of Mississippi, P.C. (May 2, 1996), a
       Mississippi corporation which operates as an insurance broker.
    2. MassMutual Holding MSC, Inc. (Dec. 26, 1996), a Massachusetts
       corporation which operates as a holding company for MassMutual positions in investment entities organized outside of the United States. This subsidiary qualifies as a "Massachusetts Security Corporation" under
       Chapter 63 of the Massachusetts General Laws. MassMutual Holding MSC,
       Inc. is the sole owner of each subsidiary or affiliate unless otherwise indicated.

       a. MassMutual Corporate Value Limited (Aug. 24, 1994), a Cayman Islands
          corporation which holds a 90% ownership interest in MassMutual
          Corporate Value Partners Limited, another Cayman Islands corporation operating as a high-yield bond fund. (MassMutual Holding MSC,
          Inc.--46%)

          1.) MassMutual Corporate Value Partners Ltd. (Aug. 24, 1994), owned
       88.4% by MassMutual Corporate Value Limited.

       b. 9048-5434 Quebec, Inc. (April 4, 1997), a Canadian corporation which operates the owner of Hotel du Parc in Montreal, Quebec, Canada.

       c. 1279342 Ontario Limited (Jan. 29, 1998), a Canadian corporation which operates as the owner of Deerhurst Resort in Huntsville, Ontario,
          Canada.

                                      1

    3. Antares Capital Corporation, a Delaware corporation which operates as a finance company. (MassMutual Holding Company--99%)

    4. Cornerstone Real Estate Advisers, Inc. (Jan. 20, 1994), a Massachusetts
       corporation which operates as an investment adviser.

       a. Cornerstone Office Management, LLC (May 28, 1987), a Delaware limited liability company which serves as the general partner of Cornerstone
          Suburban Office, L.P. (Cornerstone Real Estate Advisers, Inc.--50%;
          MML Realty Management Corporation--50%).

    5. DLB Acquisition Corporation, a Delaware corporation which operates as a holding company for the David L. Babson companies (MassMutual Holding
       Company--99%).

       a. David L. Babson & Company Inc. (July 5, 1940), a Massachusetts
          corporation which operates as an investment adviser.

          1.) Charter Oak Capital Management, Inc. (March 15, 1996), a Delaware
       corporation which formerly operated as a manager of institutional investment portfolios. (David L. Babson & Company Inc.--100%)

          2.) Babson Securities Corporation (July 1, 1994), a Massachusetts
       corporation which operates as a securities broker-dealer.

          3.) S. I. International (Feb. 19, 1987), a Massachusetts general partnership which operates as an investment adviser. (David L. Babson &
       Company Inc. is one of the general partners--50%).

          4.) FITech Asset Management, L.P. ("AM") (June 9, 1999) is a Delaware
       Limited Partnership, formed to manage FITech Domestic Value, L.P. ("the
       Fund"), a "fund-of-funds" that invests in hedge funds. (David L. Babson
       & Company Inc. is a limited partner in AM with a controlling interest--58%).

          5.) FITech Domestic Partners, LLC ("DP") (January 26, 2000) is a
       Delaware LLC that is the general partner of AM. (David L. Babson &
       Company Inc. owns a controlling interest -58%--of DP.)

          6.) Leland Fund Multi G.P., Ltd. (March 8, 2001) is a corporation that acts as the general partner to several entities that comprise the hedge fund know as Leland.

    6. Oppenheimer Acquisition Corp. (June 21, 1990), a Delaware corporation which operates as a holding company for the Oppenheimer companies
       (MassMutual Holding Company--96.2%).

       a. OppenheimerFunds, Inc. (Oct. 23, 1987), a Colorado corporation which operates as the investment adviser to the Oppenheimer Funds.

          1.) Centennial Asset Management Corporation (May 8, 1987), a Delaware
       corporation which operates as investment adviser and general distributor of the Centennial Funds.

          2.) OppenheimerFunds Distributor, Inc. (July 3, 1978), a New York
       corporation which operates as a securities broker-dealer.

          3.) Oppenheimer Partnership Holdings, Inc. (Nov. 28, 1989), a
       Delaware corporation which operates as a holding company.

          3.) Oppenheimer Real Asset Management, Inc. (Dec. 22, 1988), a
       Delaware corporation which is the sub-adviser to a mutual fund investing in the commodities markets.

          5.) Shareholder Financial Services, Inc. (Nov. 1, 1989), a Colorado
       corporation which operates as a transfer agent for mutual funds.

          6.) Shareholder Services, Inc. (Sept. 16, 1987), a Colorado
       corporation which operates as a transfer agent for various Oppenheimer and MassMutual funds.

                                      2

          7.) OFI Private Investments, Inc. (March 20, 2000) is a New York
       based registeredinvestment adviser which manages smaller separate accounts, commonly known as wrap-fee accounts, which are introduced by unaffiliated broker-dealers, on a subadvisory basis for a stated fee.

          8.) OFI Institutional Asset Management. Inc. (Nov. 20, 2000) is a New
       York based registered investment advisor which provides investment supervisory services on a discretionary basis to individual accounts, pension plans, insurance company separate accounts, public funds and corporations for a stated fee.

             a.) Trinity Investment Management Corporation (Nov. 1, 1974), a
          Pennsylvania corporation and registered investment adviser which provides portfolio management and equity research services primarily to institutional clients.

             b.) OFI Trust Company (1988), a New York corporation which conducts the business of a trust company.

             c.) HarbourView Asset Management Corporation (April 17, 1986), a
          New York corporation which operates as an investment adviser.

          9.) OppenheimerFunds International, Ltd. (July 9, 1997) is a Dublin
       based investment advisor that advises the Oppenheimer offshore funds known as the Oppenheimer Funds plc.

          10.) Tremont Capital Management, Inc. (June 28, 2001), a New
       York-based investment services provider which specializes in hedge funds.

             a.) Tremont (Bermuda), Ltd., a Bermuda-based investment adviser.

              i.)Tremont Life Holdings Limited (Dec. 12, 2001), a corporation organized under the laws of Bermuda. (less than 10% is owned by Tremont (Bermuda), Ltd.)

             aa.)Tremont International Insurance Limited (July 3, 1996), an
                 exempt Cayman Islands life insurance company authorized to do business in the Cayman Islands and in Bermuda.

             bb.)Tremont Services Ltd. (July 2, 1997), a Bermuda company doing business as an insurance manager.

    7. CM Property Management, Inc. (Dec. 23, 1976), a Connecticut corporation which serves as the general partner of Westheimer 335 Suites Limited
       Partnership. The partnership holds a ground lease with respect to hotel property in Houston, Texas.

    8. HYP Management, Inc. (July 24, 1996), a Delaware corporation which operates as the "LLC Manager" of MassMutual High Yield Partners II LLC,
       a high yield bond fund.

    9. MassMutual Benefits Management, Inc. (March 20, 1991), a Delaware
       corporation which supports MassMutual with benefit plan administration and planning services.

   10. MMHC Investment, Inc. (July 24, 1996), a Delaware corporation which is a passive investor in MassMutual/Darby CBO IM, Inc., MassMutual/Darby CBO
       LLC, MassMutual High Yield Partners II LLC, and other MassMutual investments.

       a. MassMutual/Darby CBO IM Inc. (Dec. 5, 1997), a Delaware corporation which operates as the "LLC Manager" of MassMutual/Darby CBO LLC, a collateralized bond obligation fund. (MMHC Investment, Inc.--50%)

                                      3

   11. MML Realty Management Corporation (Oct. 14, 1968), a Massachusetts
       corporation which formerly operated as a manager of properties owned by
       MassMutual.

       a. Cornerstone Office Management, LLC (May 28, 1987), a Delaware limited liability company which serves as the general partner of Cornerstone
          Suburban Office, L.P. (MML Realty Management Corporation--50%;
          Cornerstone Real Estate Advisers, Inc.--50%).

   12. Urban Properties, Inc. (March 25, 1970), a Delaware corporation which serves as a general partner of real estate limited partnerships and as a real estate holding company.

   13. MassMutual International, Inc. (Feb. 19, 1996), a Delaware corporation which operates as a holding company for those entities constituting
       MassMutual's international insurance operations. MassMutual
       International, Inc. is the sole owner of each of the subsidiaries or affiliates listed below unless otherwise indicated.

       a. MassMutual Asia Limited, a corporation organized in Hong Kong which operates as a life insurance company.

          1.) MassMutual Insurance Consultants Limited, a corporation organized in Hong Kong which operates as a general insurance agent.

          2.) MassMutual Trustees Limited, a corporation organized in Hong Kong which operates as an approved trustee for the mandatory provident funds.
       (Owned 20% each by MassMutual Asia Limited, MassMutual Services Limited
       (in trust for MassMutual Asia Ltd.), MassMutual Guardian Limited (in
       trust for MassMutual Asia Ltd.) and Kenneth Yu (in trust for MassMutual
       Asia Ltd.)).

          3.) Protective Capital (International) Limited, a corporation organized in Hong Kong which is a dormant investment company currently holding 12% of MassMutual Life Insurance Company in Japan.

          4.) MassMutual Services Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd.--50%, Elroy Chan--50% (in trust for MassMutual Asia Ltd.))

          5.) MassMutual Guardian Limited, a corporation organized in Hong Kong which provided policyholders with estate planning services. This company is now inactive. (MassMutual Asia Ltd.--50%, Elroy Chan--50% (in trust for MassMutual Asia Ltd.))

       b. MassMutual Internacional (Chile) S.A., a corporation organized in the
          Republic of Chile which operates as a holding company. (MassMutual
          International, Inc. - 92.4%; MassMutual Holding Company--.01%; Darby
          Chile Holding II, LLC--7.5%)

          1.) Compania de Seguros Vida Corp S.A., corporation organized in the
       Republic of Chile which operates as an insurance company. (MassMutual
       Internacional (Chile) S.A.--33.4%)

          2.) Origen Inversiones S.A., a corporation organized in the Republic of Chile which operates as a holding company. (MassMutual Internacional
       (Chile) S.A.--33.5%)

       c. MassMutual International (Bermuda) Ltd., a corporation organized in
          Bermuda which operates as a life insurance company.

       d. MassMutual (Bermuda) Ltd., a corporation organized in Bermuda which operates as an exempted insurance company.

       e. MassMutual Europe S.A., a corporation organized in the Grand Duchy of
          Luxembourg which operates as a life insurance company. (MassMutual
          International, Inc.--99.9%; MassMutual Holding Company--.01%)

                                      4

       f. MassMutual International Holding MSC, Inc., a Massachusetts
          corporation which currently acts as a holding company for MMI's interest in Taiwan.

          1.) MassMutual Mercuries Life Insurance Company, a Taiwan corporation which operates as a life insurance company. (MassMutual International
       Holding MSC, Inc.--38%)

             a.) Fuh Hwa Investment Trust Co. Ltd, a mutual fund firm in Taiwan
          (MM Mercuries Life Insurance Company--31%; MassMutual International
          Holding MSC, Inc.--18.4%)

       g. MassMutual Life Insurance Company, a Japanese corporation which operates as a life insurance company. (MassMutual International,
          Inc.--86.1%; MassMutual Shuno Co.--1.7%; Protective capital
          (International) Ltd.--12.2%)

          1.) MassMutual Shuno Company, a Japanese premium collection service provider. (MassMutual Life Insurance Company--4.8%; MassMutual
       International, Inc.--95.2%)

          2.) MassMutual Leasing Company, a Japanese company that leases office equipment and performs commercial lending. (MassMutual Shuno
       Company--90%; MassMutual Life Insurance Company--10%.)

   14. MassMutual Funding LLC (May 11, 2000), a Delaware limited liability company which issues commercial paper.

   15. MassMutual Assignment Company (Oct. 4, 2000), a North Carolina
       corporation which operates a structured settlement business.

   F. MassMutual Mortgage Finance, LLC (May 11, 1998), a Delaware limited liability company which makes, acquires, holds and sells mortgage loans.

   G. The MassMutual Trust Company (Jan. 12, 2000), a federally chartered stock savings bank which performs trust services.

   H. MassMutual Owners Association, Inc. (Feb. 14, 2002), a Massachusetts
company which is authorized to conduct sales and marketing operations.

II. REGISTERED INVESTMENT COMPANY AFFILIATES

   Each of the following entities is a registered investment company sponsored by MassMutual or one of its affiliates.

   A. DLB Fund Group, a Massachusetts business trust which operates as an open-end investment company advised by David L. Babson & Company Inc.
MassMutual owns at least 25% of each series of shares issued by the fund.

   B. MML Series Investment Fund, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by
MassMutual and certain of its affiliates.

   C. MassMutual Corporate Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust. Registered to do business in Alabama and Colorado.

   D. MassMutual Institutional Funds, a Massachusetts business trust which operates as an open-end investment company. All shares issued by the trust are owned by MassMutual.

   E. MassMutual Participation Investors, a Massachusetts business trust which operates as a closed-end investment company. MassMutual serves as investment adviser to the trust.

   F. Panorama Series Fund, Inc., a Maryland corporation which operates as an open-end investment company. All shares issued by the fund are owned by
MassMutual and certain affiliates.

                                      5

Item 27.    Number Of Contract Owners

As of January 31, 2004, the number of participants was 7,643.

Item 28.    Indemnification

Article V of the Bylaws of MassMutual provide for indemnification of directors and officers as follows:

Article V. Subject to limitations of law, the Company shall indemnify:

(a)  each director, officer or employee;

(b)  any individual who serves at the request of the Company as a director, board member, committee member, officer or employee of any organization or any separate investment account; or

(c)  any individual who serves in any capacity with respect to any employee benefit plan;

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any action, claim or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened, by reason of any alleged act, omission or otherwise while serving in any such capacity.

Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives. Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)  any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)  any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)  any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person‘s conduct was such as precludes indemnification under any of such paragraphs.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of MassMutual pursuant to the foregoing provisions, or otherwise, MassMutual has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by MassMutual of expenses incurred or paid by a director, officer or controlling person of MassMutual in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, MassMutual will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)  MML Distributors, LLC, a controlled subsidiary of MassMutual, acts as principal underwriter for registered separate accounts of MassMutual, C.M. Life and MML Bay State.

(b)(1)  MML Distributors, LLC, is the principal underwriter for the contracts. The following people are officers and member representatives of the principal underwriter.

           OFFICERS AND MEMBER REPRESENTATIVES MML DISTRIBUTORS, LLC

Name                      Officer                    Business Address
----                      -------                    ----------------
Thomas A. Monti           President                  One Monarch Place
                          CEO                        1414 Main Street
                                                     Springfield, MA 01144-1013

Margaret Sperry           Member Representative      1295 State Street
                          Massachusetts Mutual       Springfield, MA 01111
                          Life Insurance Co.
                          MassMutual Holding Co.

Ronald E. Thomson         Vice President             One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Michael L. Kerley         Vice President,            1295 State Street
                          Assistant Secretary        Springfield, MA 01111
                          Chief Legal Officer

Matthew E. Winter         Executive Vice President   1295 State Street
                                                     Springfield, MA 01111

William F. Monroe, Jr.    Vice President             One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Jeffrey Losito            Second Vice President      5281 Caminito Exquisito
                                                     San Diego, CA 92130

Michele G. Lattanzio      Treasurer                  One Monarch Place
                          Chief Financial Officer    1414 Main Street
                                                     Springfield, MA 01144-1013

Frank A. Stellato         Assistant Treasurer        One Monarch Place
                                                     1414 Main Street
                                                     Springfield, MA 01144-1013

Ann F. Lomeli             Secretary                  1295 State Street
                                                     Springfield, MA 01111-0001

Item 30.    Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 140 Garden Street, Hartford, CT.

Item 31.    Management Services

Not Applicable.

Item 32.    Undertakings

(a)  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

(b)  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

(d)  Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the individual certificates under the group deferred variable annuity contract with flexible purchase payments described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 8 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment No. 8 to Registration Statement No. 333-45039 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Springfield and the Commonwealth of Massachusetts, on the 26th day of April, 2004.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY (DEPOSITOR)

/s/    ROBERT J. O’CONNELL*

By:

Robert J. O’Connell

Chairman, Director, President and Chief Executive Officer

Massachusetts Mutual Life Insurance Company

/s/    ROBERT LIGUORI

*Robert Liguori

On April 26, 2004, as Attorney-in-Fact pursuant to power of attorney.

As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to Registration Statement No. 333-45039 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ ROBERT J. O’CONNELL* Robert J. O’Connell	Chairman, Director, President and Chief Executive Officer (Principal Executive Officer)	April 26, 2004

/s/ HOWARD GUNTON* Howard Gunton	Executive Vice President and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	April 26, 2004

/s/ ROGER G. ACKERMAN* Roger G. Ackerman	Director	April 26, 2004

/s/ JAMES R. BIRLE* James R. Birle	Director	April 26, 2004

/s/ GENE CHAO* Gene Chao	Director	April 26, 2004

Signature	Title	Date

/S/ JAMES H. DEGRAFFENREIDT, JR. * James H. DeGraffenreidt, Jr.	Director	April 26, 2004

/s/ PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	April 26, 2004

/s/ JAMES L. DUNLAP* James L. Dunlap	Director	April 26, 2004

/s/ WILLIAM B. ELLIS* William B. Ellis	Director	April 26, 2004

/s/ ROBERT ESSNER* Robert Essner	Director	April 26, 2004

/s/ ROBERT M. FUREK* Robert M. Furek	Director	April 26, 2004

CAROL A. LEARY Carol A. Leary	Director

/s/ WILLIAM B. MARX, JR.* William B. Marx, Jr.	Director	April 26, 2004

/s/ JOHN F. MAYPOLE* John F. Maypole	Director	April 26, 2004

/s/ MARC RACICOT* Marc Racicot	Director	April 26, 2004

/s/ ROBERT LIGUORI *Robert Liguori	On April 26, 2004, as Attorney- in-Fact pursuant to power of attorney

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, James M. Rodolakis, have reviewed this Post-Effective Amendment No. 8 to Registration Statement No. 333-45039, and represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ JAMES M. RODOLAKIS
James M. Rodolakis
Second Vice President and
Associate General Counsel

INDEX TO EXHIBITS

Exhibit 9	Opinion and Consent of Counsel

Exhibit 10(i)	Independent Auditors’ Consent, Deloitte & Touche LLP